UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.9%
Consumer Discretionary — 14.3%
	Auto Components — 0.8%
222	Gentex Corp.	5,344

	Distributors — 1.4%
123	Genuine Parts Co.	6,238
140	Pool Corp.	3,663

		9,901

	Hotels, Restaurants & Leisure — 3.2%
146	Darden Restaurants, Inc.	6,250
120	McDonald’s Corp.	10,556
125	Yum! Brands, Inc.	6,164

		22,970

	Household Durables — 0.6%
85	Tupperware Brands Corp.	4,579

	Media — 4.1%
364	Cinemark Holdings, Inc.	6,876
81	McGraw-Hill Cos., Inc. (The)	3,317
309	Regal Entertainment Group, Class A (c)	3,625
121	Time Warner Cable, Inc.	7,577
258	Time Warner, Inc.	7,729

		29,124

	Specialty Retail — 2.8%
109	Home Depot, Inc.	3,596
215	Limited Brands, Inc.	8,287
31	Tiffany & Co.	1,906
106	TJX Cos., Inc.	5,852

		19,641

	Textiles, Apparel & Luxury Goods — 1.4%
39	NIKE, Inc., Class B	3,318
56	V.F. Corp.	6,817

		10,135

	Total Consumer Discretionary	101,694

Consumer Staples — 8.8%
	Beverages — 1.7%
116	Coca-Cola Co. (The)	7,824
114	Dr. Pepper Snapple Group, Inc.	4,409

		12,233

	Food & Staples Retailing — 0.5%
61	Wal-Mart Stores, Inc.	3,166

	Food Products — 2.3%
168	Hershey Co. (The)	9,934
91	JM Smucker Co. (The)	6,604

		16,538

	Household Products — 2.1%
53	Colgate-Palmolive Co.	4,727
162	Procter & Gamble Co. (The)	10,260

		14,987

	Tobacco — 2.2%
55	Lorillard, Inc.	6,100
153	Philip Morris International, Inc.	9,563

		15,663

	Total Consumer Staples	62,587

Energy — 11.5%
	Oil, Gas & Consumable Fuels — 11.5%
230	Chevron Corp.	21,270
260	ConocoPhillips	16,443
118	Energy Transfer Equity LP	4,108
72	EQT Corp.	3,842
180	Exxon Mobil Corp.	13,088
55	Kinder Morgan, Inc.	1,421
146	NuStar GP Holdings LLC	4,476
70	Occidental Petroleum Corp.	5,026
162	Spectra Energy Corp.	3,979
122	Teekay Corp., (Canada)	2,756
221	Williams Cos., Inc. (The)	5,377

	Total Energy	81,786

Financials — 20.4%
	Capital Markets — 4.2%
216	Bank of New York Mellon Corp. (The)	4,008
26	BlackRock, Inc.	3,908
158	Northern Trust Corp.	5,509
247	T. Rowe Price Group, Inc.	11,804
127	W.P. Carey & Co. LLC	4,641

		29,870

	Commercial Banks — 5.9%
207	BB&T Corp.	4,409
122	M&T Bank Corp.	8,493
372	U.S. Bancorp	8,747
837	Wells Fargo & Co.	20,184

		41,833

	Consumer Finance — 1.5%
240	American Express Co.	10,754

	Insurance — 4.2%
83	Chubb Corp. (The)	4,979
108	Cincinnati Financial Corp.	2,838
248	Old Republic International Corp.	2,215
191	OneBeacon Insurance Group Ltd., Class A	2,604
75	Prudential Financial, Inc.	3,500
114	Travelers Cos., Inc. (The)	5,546
186	Validus Holdings Ltd., (Bermuda)	4,633
216	XL Group plc, (Ireland)	4,068

		30,383

	Real Estate Investment Trusts (REITs) — 4.1%
146	Acadia Realty Trust	2,726
132	Agree Realty Corp.	2,882
81	Alexandria Real Estate Equities, Inc.	4,954
188	National Health Investors, Inc.	7,899
37	Public Storage	4,165

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Real Estate Investment Trusts (REITs) — Continued
60	Simon Property Group, Inc.	6,566

		29,192

	Thrifts & Mortgage Finance — 0.5%
33	Capitol Federal Financial, Inc.	343
276	People’s United Financial, Inc.	3,143

		3,486

	Total Financials	145,518

Health Care — 10.4%
	Health Care Equipment & Supplies — 1.5%
92	Baxter International, Inc.	5,159
121	Covidien plc, (Ireland)	5,323

		10,482

	Health Care Providers & Services — 1.0%
315	Lincare Holdings, Inc.	7,081

	Pharmaceuticals — 7.9%
103	Abbott Laboratories	5,252
223	Johnson & Johnson	14,207
534	Merck & Co., Inc.	17,464
1,098	Pfizer, Inc.	19,419

		56,342

	Total Health Care	73,905

Industrials — 10.1%
	Aerospace & Defense — 1.5%
103	Honeywell International, Inc.	4,518
88	United Technologies Corp.	6,213

		10,731

	Air Freight & Logistics — 0.7%
77	United Parcel Service, Inc., Class B	4,850

	Commercial Services & Supplies — 0.8%
203	Republic Services, Inc.	5,702

	Electrical Equipment — 1.1%
191	Emerson Electric Co.	7,870

	Industrial Conglomerates — 1.5%
151	3M Co.	10,804

	Machinery — 1.8%
50	Deere & Co.	3,203
72	Illinois Tool Works, Inc.	2,983
156	Snap-On, Inc.	6,944

		13,130

	Marine — 0.6%
389	Seaspan Corp., (Hong Kong)	4,454

	Road & Rail — 0.7%
80	Norfolk Southern Corp.	4,877

	Trading Companies & Distributors — 1.4%
29	W.W. Grainger, Inc. (c)	4,337
104	Watsco, Inc.	5,324

		9,661

	Total Industrials	72,079

Information Technology — 7.2%
	Electronic Equipment, Instruments & Components — 0.4%
153	Molex, Inc.	3,110

	IT Services — 2.1%
151	Automatic Data Processing, Inc.	7,101
44	International Business Machines Corp.	7,771

		14,872

	Semiconductors & Semiconductor Equipment — 3.2%
156	Analog Devices, Inc.	4,859
254	Intel Corp.	5,407
148	KLA-Tencor Corp.	5,654
254	Xilinx, Inc.	6,962

		22,882

	Software — 1.5%
417	Microsoft Corp.	10,377

	Total Information Technology	51,241

Materials — 3.5%
	Chemicals — 2.9%
70	Air Products & Chemicals, Inc.	5,361
147	E.I. du Pont de Nemours & Co.	5,868
129	PPG Industries, Inc.	9,115

		20,344

	Containers & Packaging — 0.6%
103	Greif, Inc., Class A	4,422

	Total Materials	24,766

Telecommunication Services — 3.8%
	Diversified Telecommunication Services — 3.8%
247	AT&T, Inc.	7,030
214	CenturyLink, Inc.	7,101
351	Verizon Communications, Inc.	12,898

	Total Telecommunication Services	27,029

Utilities — 5.9%
	Electric Utilities — 2.7%
105	NextEra Energy, Inc.	5,683
189	Northeast Utilities	6,370
165	Southern Co.	7,003

		19,056

	Gas Utilities — 1.0%
108	Oneok, Inc.	7,159

	Multi-Utilities — 2.0%
363	CMS Energy Corp. (c)	7,184
146	Sempra Energy	7,529

		14,713

	Water Utilities — 0.2%
51	American Water Works Co., Inc.	1,541

	Total Utilities	42,469

	Total Common Stocks (Cost $663,020)	683,074

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.4%
	Investment Company — 2.4%
17,175	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080%, (b) (l) (m) (Cost $17,175)	17,175

Investment of Cash Collateral for Securities on Loan — 0.6%
	Investment Company — 0.6%
3,795	JPMorgan Prime Money Market Fund, Capital Shares, 0.100%, (b) (l) (Cost $3,795)	3,795

	Total Investments — 98.9% (Cost $683,990)	704,044
	Other Assets in Excess of Liabilities — 1.1%	8,060

	NET ASSETS — 100.0%	$712,104

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,765
Aggregate gross unrealized depreciation	(25,711)

Net unrealized appreciation/depreciation	$20,054

Federal income tax cost of investments	$683,990

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investment in Securities (a)	$704,044	$—	$—	$704,044

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.7%
	Consumer Discretionary — 10.4%
	Auto Components — 0.2%
36	Goodyear Tire & Rubber Co. (The) (a)	366
101	Johnson Controls, Inc.	2,663

		3,029

	Automobiles — 0.4%
564	Ford Motor Co. (a)	5,458
35	Harley-Davidson, Inc.	1,206

		6,664

	Distributors — 0.1%
23	Genuine Parts Co.	1,183

	Diversified Consumer Services — 0.1%
18	Apollo Group, Inc., Class A (a)	721
9	DeVry, Inc.	338
45	H&R Block, Inc.	605

		1,664

	Hotels, Restaurants & Leisure — 1.9%
69	Carnival Corp.	2,081
5	Chipotle Mexican Grill, Inc. (a)	1,410
20	Darden Restaurants, Inc.	855
44	International Game Technology	644
42	Marriott International, Inc., Class A	1,142
153	McDonald’s Corp.	13,459
111	Starbucks Corp.	4,133
29	Starwood Hotels & Resorts Worldwide, Inc.	1,108
24	Wyndham Worldwide Corp.	695
12	Wynn Resorts Ltd.	1,367
69	Yum! Brands, Inc.	3,407

		30,301

	Household Durables — 0.2%
41	D.R. Horton, Inc.	374
10	Harman International Industries, Inc.	297
21	Leggett & Platt, Inc.	416
24	Lennar Corp., Class A	323
43	Newell Rubbermaid, Inc.	514
50	Pulte Group, Inc. (a)	198
11	Whirlpool Corp.	566

		2,688

	Internet & Catalog Retail — 1.1%
54	Amazon.com, Inc. (a)	11,664
29	Expedia, Inc.	745
8	NetFlix, Inc. (a)	883
7	priceline.com, Inc. (a)	3,323

		16,615

	Leisure Equipment & Products — 0.1%
18	Hasbro, Inc.	586
51	Mattel, Inc.	1,318

		1,904

	Media — 3.0%
33	Cablevision Systems Corp., Class A	526
100	CBS Corp., Class B	2,028
408	Comcast Corp., Class A	8,535
110	DIRECTV, Class A (a)	4,633
41	Discovery Communications, Inc., Class A (a)	1,529
35	Gannett Co., Inc.	338
71	Interpublic Group of Cos., Inc. (The)	512
45	McGraw-Hill Cos., Inc. (The)	1,835
339	News Corp., Class A	5,252
42	Omnicom Group, Inc.	1,529
15	Scripps Networks Interactive, Inc., Class A	545
48	Time Warner Cable, Inc.	3,027
155	Time Warner, Inc.	4,651
85	Viacom, Inc., Class B	3,306
276	Walt Disney Co. (The)	8,315
1	Washington Post Co. (The), Class B	243

		46,804

	Multiline Retail — 0.8%
10	Big Lots, Inc. (a)	339
18	Family Dollar Stores, Inc.	908
21	J.C. Penney Co., Inc.	568
42	Kohl’s Corp.	2,050
63	Macy’s, Inc.	1,670
24	Nordstrom, Inc.	1,111
6	Sears Holdings Corp. (a)	329
100	Target Corp.	4,919

		11,894

	Specialty Retail — 1.9%
13	Abercrombie & Fitch Co., Class A	795
7	AutoNation, Inc. (a)	241
4	AutoZone, Inc. (a)	1,379
36	Bed Bath & Beyond, Inc. (a)	2,083
45	Best Buy Co., Inc.	1,048
34	CarMax, Inc. (a)	802
21	GameStop Corp., Class A (a) (c)	477
52	Gap, Inc. (The)	837
232	Home Depot, Inc.	7,638
37	Limited Brands, Inc.	1,416
187	Lowe’s Cos., Inc.	3,621
20	O’Reilly Automotive, Inc. (a)	1,346
17	Ross Stores, Inc.	1,351
105	Staples, Inc.	1,401
19	Tiffany & Co.	1,150
57	TJX Cos., Inc.	3,139
18	Urban Outfitters, Inc. (a)	393

		29,117

	Textiles, Apparel & Luxury Goods — 0.6%
43	Coach, Inc.	2,225
56	NIKE, Inc., Class B	4,825
10	Ralph Lauren Corp.	1,247
13	V.F. Corp.	1,565

		9,862

	Total Consumer Discretionary	161,725

	Consumer Staples — 11.6%
	Beverages — 2.8%
15	Brown-Forman Corp., Class B	1,051
341	Coca-Cola Co. (The)	23,042
47	Coca-Cola Enterprises, Inc.	1,179

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Beverages — Continued
27	Constellation Brands, Inc., Class A (a)	493
32	Dr. Pepper Snapple Group, Inc.	1,250
23	Fortune Brands, Inc.	1,241
24	Molson Coors Brewing Co., Class B	959
235	PepsiCo, Inc.	14,551

		43,766

	Food & Staples Retailing — 2.4%
65	Costco Wholesale Corp.	5,340
200	CVS Caremark Corp.	6,708
90	Kroger Co. (The)	1,974
52	Safeway, Inc.	865
32	SUPERVALU, Inc. (c)	210
88	Sysco Corp.	2,280
134	Walgreen Co.	4,423
261	Wal-Mart Stores, Inc.	13,551
23	Whole Foods Market, Inc.	1,530

		36,881

	Food Products — 2.0%
100	Archer-Daniels-Midland Co.	2,490
27	Campbell Soup Co.	864
62	ConAgra Foods, Inc.	1,492
27	Dean Foods Co. (a)	242
96	General Mills, Inc.	3,695
48	H.J. Heinz Co.	2,407
23	Hershey Co. (The)	1,361
21	Hormel Foods Corp.	558
17	JM Smucker Co. (The)	1,233
37	Kellogg Co.	1,974
262	Kraft Foods, Inc., Class A	8,809
20	McCormick & Co., Inc. (Non-Voting)	907
30	Mead Johnson Nutrition Co.	2,085
87	Sara Lee Corp.	1,430
44	Tyson Foods, Inc., Class A	764

		30,311

	Household Products — 2.4%
20	Clorox Co. (The)	1,295
72	Colgate-Palmolive Co.	6,409
58	Kimberly-Clark Corp.	4,133
408	Procter & Gamble Co. (The)	25,787

		37,624

	Personal Products — 0.2%
64	Avon Products, Inc.	1,254
17	Estee Lauder Cos., Inc. (The), Class A	1,475

		2,729

	Tobacco — 1.8%
308	Altria Group, Inc.	8,249
21	Lorillard, Inc.	2,276
261	Philip Morris International, Inc.	16,276
50	Reynolds American, Inc.	1,882

		28,683

	Total Consumer Staples	179,994

	Energy — 11.5%
	Energy Equipment & Services — 1.9%
65	Baker Hughes, Inc.	2,991
36	Cameron International Corp. (a)	1,512
10	Diamond Offshore Drilling, Inc. (c)	565
36	FMC Technologies, Inc. (a)	1,341
137	Halliburton Co.	4,169
16	Helmerich & Payne, Inc.	646
43	Nabors Industries Ltd., (Bermuda) (a)	524
63	National Oilwell Varco, Inc.	3,224
37	Noble Corp., (Switzerland) (a)	1,100
19	Rowan Cos., Inc. (a)	572
200	Schlumberger Ltd.	11,972

		28,616

	Oil, Gas & Consumable Fuels — 9.6%
34	Alpha Natural Resources, Inc. (a)	595
74	Anadarko Petroleum Corp.	4,662
57	Apache Corp.	4,576
16	Cabot Oil & Gas Corp.	961
98	Chesapeake Energy Corp.	2,508
298	Chevron Corp.	27,527
204	ConocoPhillips	12,914
34	Consol Energy, Inc.	1,143
60	Denbury Resources, Inc. (a)	687
62	Devon Energy Corp.	3,430
114	El Paso Corp.	2,000
40	EOG Resources, Inc.	2,834
22	EQT Corp.	1,185
722	Exxon Mobil Corp.	52,455
45	Hess Corp.	2,357
106	Marathon Oil Corp.	2,289
53	Marathon Petroleum Corp.	1,433
29	Murphy Oil Corp.	1,269
20	Newfield Exploration Co. (a)	780
26	Noble Energy, Inc.	1,856
121	Occidental Petroleum Corp.	8,632
40	Peabody Energy Corp.	1,363
17	Pioneer Natural Resources Co.	1,141
26	QEP Resources, Inc.	711
24	Range Resources Corp.	1,399
52	Southwestern Energy Co. (a)	1,723
97	Spectra Energy Corp.	2,369
16	Sunoco, Inc.	498
21	Tesoro Corp. (a)	416
85	Valero Energy Corp.	1,511
87	Williams Cos., Inc. (The)	2,129

		149,353

	Total Energy	177,969

	Financials — 13.4%
	Capital Markets — 1.9%
35	Ameriprise Financial, Inc.	1,380
183	Bank of New York Mellon Corp. (The)	3,404
15	BlackRock, Inc.	2,205
160	Charles Schwab Corp. (The)	1,804
38	E*Trade Financial Corp. (a)	343

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Capital Markets — Continued
14	Federated Investors, Inc., Class B (c)	242
22	Franklin Resources, Inc.	2,068
75	Goldman Sachs Group, Inc. (The)	7,104
67	Invesco Ltd.	1,039
28	Janus Capital Group, Inc.	166
19	Legg Mason, Inc.	501
221	Morgan Stanley	2,977
36	Northern Trust Corp.	1,252
75	State Street Corp.	2,408
38	T. Rowe Price Group, Inc.	1,819

		28,712

	Commercial Banks — 2.5%
104	BB&T Corp.	2,208
30	Comerica, Inc.	686
137	Fifth Third Bancorp	1,380
39	First Horizon National Corp.	233
128	Huntington Bancshares, Inc.	616
142	KeyCorp	839
19	M&T Bank Corp.	1,304
78	PNC Financial Services Group, Inc.	3,767
187	Regions Financial Corp.	623
80	SunTrust Banks, Inc.	1,431
285	U.S. Bancorp	6,717
784	Wells Fargo & Co.	18,917
27	Zions Bancorp	385

		39,106

	Consumer Finance — 0.8%
154	American Express Co.	6,927
68	Capital One Financial Corp.	2,704
81	Discover Financial Services	1,860
76	SLM Corp.	951

		12,442

	Diversified Financial Services — 2.9%
1,505	Bank of America Corp.	9,213
433	Citigroup, Inc.	11,105
10	CME Group, Inc.	2,447
11	IntercontinentalExchange, Inc. (a)	1,290
579	JPMorgan Chase & Co. (q)	17,445
29	Leucadia National Corp.	667
30	Moody’s Corp.	910
19	NASDAQ OMX Group, Inc. (The) (a)	438
39	NYSE Euronext	904

		44,419

	Insurance — 3.5%
50	ACE Ltd., (Switzerland)	3,042
69	Aflac, Inc.	2,425
77	Allstate Corp. (The)	1,818
65	American International Group, Inc. (a)	1,424
49	Aon Corp.	2,037
14	Assurant, Inc.	502
261	Berkshire Hathaway, Inc., Class B (a)	18,558
42	Chubb Corp. (The)	2,548
24	Cincinnati Financial Corp.	638
73	Genworth Financial, Inc., Class A (a)	418
66	Hartford Financial Services Group, Inc.	1,068
46	Lincoln National Corp.	716
46	Loews Corp.	1,597
80	Marsh & McLennan Cos., Inc.	2,135
157	MetLife, Inc.	4,400
47	Principal Financial Group, Inc.	1,056
95	Progressive Corp. (The)	1,685
72	Prudential Financial, Inc.	3,383
16	Torchmark Corp.	544
62	Travelers Cos., Inc. (The)	3,031
45	Unum Group	945
49	XL Group plc, (Ireland)	917

		54,887

	Real Estate Investment Trusts (REITs) — 1.7%
18	Apartment Investment & Management Co., Class A	397
14	AvalonBay Communities, Inc.	1,593
22	Boston Properties, Inc.	1,944
44	Equity Residential	2,284
60	HCP, Inc.	2,121
26	Health Care REIT, Inc.	1,234
105	Host Hotels & Resorts, Inc.	1,148
60	Kimco Realty Corp.	909
24	Plum Creek Timber Co., Inc.	835
68	ProLogis, Inc.	1,653
21	Public Storage	2,343
44	Simon Property Group, Inc.	4,796
43	Ventas, Inc.	2,113
27	Vornado Realty Trust	2,044
80	Weyerhaeuser Co.	1,244

		26,658

	Real Estate Management & Development — 0.0% (g)
48	CB Richard Ellis Group, Inc., Class A (a)	650

	Thrifts & Mortgage Finance — 0.1%
78	Hudson City Bancorp, Inc.	443
56	People’s United Financial, Inc.	638

		1,081

	Total Financials	207,955

	Health Care — 12.0%
	Biotechnology — 1.3%
137	Amgen, Inc.	7,543
36	Biogen Idec, Inc. (a)	3,356
68	Celgene Corp. (a)	4,220
12	Cephalon, Inc. (a)	934
115	Gilead Sciences, Inc. (a)	4,446

		20,499

	Health Care Equipment & Supplies — 1.9%
84	Baxter International, Inc.	4,739
32	Becton, Dickinson & Co.	2,368
227	Boston Scientific Corp. (a)	1,344
13	C.R. Bard, Inc.	1,127
33	CareFusion Corp. (a)	795

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Equipment & Supplies — Continued
73	Covidien plc, (Ireland)	3,232
21	DENTSPLY International, Inc.	644
17	Edwards Lifesciences Corp. (a)	1,217
6	Intuitive Surgical, Inc. (a)	2,115
157	Medtronic, Inc.	5,214
49	St. Jude Medical, Inc.	1,771
49	Stryker Corp.	2,311
17	Varian Medical Systems, Inc. (a)	908
28	Zimmer Holdings, Inc. (a)	1,514

		29,299

	Health Care Providers & Services — 2.1%
55	Aetna, Inc.	2,013
40	AmerisourceBergen Corp.	1,491
51	Cardinal Health, Inc.	2,144
40	CIGNA Corp.	1,683
22	Coventry Health Care, Inc. (a)	636
14	DaVita, Inc. (a)	870
73	Express Scripts, Inc. (a)	2,688
25	Humana, Inc.	1,802
15	Laboratory Corp. of America Holdings (a)	1,189
37	McKesson Corp.	2,660
57	Medco Health Solutions, Inc. (a)	2,685
14	Patterson Cos., Inc.	398
24	Quest Diagnostics, Inc.	1,161
70	Tenet Healthcare Corp. (a)	291
160	UnitedHealth Group, Inc.	7,372
54	WellPoint, Inc.	3,497

		32,580

	Health Care Technology — 0.1%
22	Cerner Corp. (a)	1,480

	Life Sciences Tools & Services — 0.5%
52	Agilent Technologies, Inc. (a)	1,612
27	Life Technologies Corp. (a)	1,030
17	PerkinElmer, Inc.	323
57	Thermo Fisher Scientific, Inc. (a)	2,872
14	Waters Corp. (a)	1,024

		6,861

	Pharmaceuticals — 6.1%
231	Abbott Laboratories	11,824
46	Allergan, Inc.	3,763
253	Bristol-Myers Squibb Co.	7,951
151	Eli Lilly & Co.	5,595
41	Forest Laboratories, Inc. (a)	1,256
24	Hospira, Inc. (a)	906
407	Johnson & Johnson	25,933
458	Merck & Co., Inc.	14,969
63	Mylan, Inc. (a)	1,076
1,159	Pfizer, Inc.	20,490
19	Watson Pharmaceuticals, Inc. (a)	1,275

		95,038

	Total Health Care	185,757

	Industrials — 10.1%
	Aerospace & Defense — 2.7%
110	Boeing Co. (The)	6,661
54	General Dynamics Corp.	3,057
19	Goodrich Corp.	2,241
116	Honeywell International, Inc.	5,103
28	ITT Corp.	1,156
16	L-3 Communications Holdings, Inc.	970
41	Lockheed Martin Corp.	2,970
41	Northrop Grumman Corp.	2,154
21	Precision Castparts Corp.	3,326
53	Raytheon Co.	2,147
23	Rockwell Collins, Inc.	1,204
41	Textron, Inc.	727
135	United Technologies Corp.	9,497

		41,213

	Air Freight & Logistics — 1.0%
24	C.H. Robinson Worldwide, Inc.	1,677
32	Expeditors International of Washington, Inc.	1,278
47	FedEx Corp.	3,187
146	United Parcel Service, Inc., Class B	9,200

		15,342

	Airlines — 0.1%
119	Southwest Airlines Co.	960

	Building Products — 0.0% (g)
53	Masco Corp.	378

	Commercial Services & Supplies — 0.5%
16	Avery Dennison Corp.	395
17	Cintas Corp.	466
30	Iron Mountain, Inc.	954
30	Pitney Bowes, Inc.	564
28	R.R. Donnelley & Sons Co.	394
48	Republic Services, Inc.	1,334
13	Stericycle, Inc. (a)	1,033
70	Waste Management, Inc.	2,283

		7,423

	Construction & Engineering — 0.1%
26	Fluor Corp.	1,202
19	Jacobs Engineering Group, Inc. (a)	612
32	Quanta Services, Inc. (a)	592

		2,406

	Electrical Equipment — 0.4%
111	Emerson Electric Co.	4,570
21	Rockwell Automation, Inc.	1,191
14	Roper Industries, Inc.	983

		6,744

	Industrial Conglomerates — 2.4%
105	3M Co.	7,566
85	Danaher Corp.	3,545
1,575	General Electric Co. (k)	23,997
69	Tyco International Ltd., (Switzerland)	2,811

		37,919

	Machinery — 1.8%
96	Caterpillar, Inc.	7,086
29	Cummins, Inc.	2,362

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Machinery — Continued
61	Deere & Co.	3,970
28	Dover Corp.	1,288
51	Eaton Corp.	1,799
8	Flowserve Corp.	613
73	Illinois Tool Works, Inc.	3,036
49	Ingersoll-Rand plc, (Ireland)	1,381
16	Joy Global, Inc.	974
54	PACCAR, Inc.	1,836
17	Pall Corp.	732
23	Parker Hannifin Corp.	1,454
9	Snap-On, Inc.	384
25	Stanley Black & Decker, Inc.	1,228

		28,143

	Professional Services — 0.1%
7	Dun & Bradstreet Corp. (The)	447
18	Equifax, Inc.	559
22	Robert Half International, Inc.	457

		1,463

	Road & Rail — 0.8%
163	CSX Corp.	3,038
52	Norfolk Southern Corp.	3,152
8	Ryder System, Inc.	285
73	Union Pacific Corp.	5,921

		12,396

	Trading Companies & Distributors — 0.2%
44	Fastenal Co.	1,459
9	W.W. Grainger, Inc.	1,351

		2,810

	Total Industrials	157,197

	Information Technology — 19.2%
	Communications Equipment — 2.0%
817	Cisco Systems, Inc.	12,655
12	F5 Networks, Inc. (a)	852
18	Harris Corp.	610
34	JDS Uniphase Corp. (a)	338
79	Juniper Networks, Inc. (a)	1,366
39	Motorola Mobility Holdings, Inc. (a)	1,468
45	Motorola Solutions, Inc.	1,879
250	QUALCOMM, Inc.	12,134
54	Tellabs, Inc.	233

		31,535

	Computers & Peripherals — 4.8%
138	Apple, Inc. (a)	52,493
230	Dell, Inc. (a)	3,259
307	EMC Corp. (a)	6,438
308	Hewlett-Packard Co.	6,917
12	Lexmark International, Inc., Class A (a)	318
55	NetApp, Inc. (a)	1,857
36	SanDisk Corp. (a)	1,434
35	Western Digital Corp. (a)	891

		73,607

	Electronic Equipment, Instruments & Components — 0.3%
25	Amphenol Corp., Class A	1,029
233	Corning, Inc.	2,884
24	FLIR Systems, Inc.	594
27	Jabil Circuit, Inc.	482
20	Molex, Inc.	414

		5,403

	Internet Software & Services — 1.8%
27	Akamai Technologies, Inc. (a)	545
170	eBay, Inc. (a)	5,024
37	Google, Inc., Class A (a)	19,243
19	Monster Worldwide, Inc. (a)	138
25	VeriSign, Inc.	707
188	Yahoo!, Inc. (a)	2,468

		28,125

	IT Services — 4.0%
96	Accenture plc, (Ireland), Class A	5,043
73	Automatic Data Processing, Inc.	3,430
45	Cognizant Technology Solutions Corp., Class A (a)	2,828
23	Computer Sciences Corp.	618
37	Fidelity National Information Services, Inc.	895
21	Fiserv, Inc. (a)	1,068
177	International Business Machines Corp.	31,050
16	MasterCard, Inc., Class A	5,028
48	Paychex, Inc.	1,262
41	SAIC, Inc. (a)	485
25	Teradata Corp. (a)	1,338
24	Total System Services, Inc.	412
76	Visa, Inc., Class A	6,513
93	Western Union Co. (The)	1,426

		61,396

	Office Electronics — 0.1%
208	Xerox Corp.	1,453

	Semiconductors & Semiconductor Equipment — 2.4%
86	Advanced Micro Devices, Inc. (a)	438
48	Altera Corp.	1,517
44	Analog Devices, Inc.	1,390
196	Applied Materials, Inc.	2,026
72	Broadcom Corp., Class A (a)	2,381
9	First Solar, Inc. (a)	551
780	Intel Corp.	16,637
25	KLA-Tencor Corp.	950
34	Linear Technology Corp.	936
85	LSI Corp. (a)	441
34	MEMC Electronic Materials, Inc. (a)	179
28	Microchip Technology, Inc.	881
149	Micron Technology, Inc. (a)	752
10	Novellus Systems, Inc. (a)	282
90	NVIDIA Corp. (a)	1,121
28	Teradyne, Inc. (a)	304
172	Texas Instruments, Inc.	4,573

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Semiconductors & Semiconductor Equipment — 2.4%
39	Xilinx, Inc.	1,081

		36,440

	Software — 3.8%
73	Adobe Systems, Inc. (a)	1,773
34	Autodesk, Inc. (a)	944
26	BMC Software, Inc. (a)	1,005
56	CA, Inc.	1,091
28	Citrix Systems, Inc. (a)	1,525
32	Compuware Corp. (a)	249
50	Electronic Arts, Inc. (a)	1,016
45	Intuit, Inc. (a)	2,142
1,108	Microsoft Corp.	27,569
587	Oracle Corp.	16,868
29	Red Hat, Inc. (a)	1,212
20	Salesforce.com, Inc. (a)	2,300
111	Symantec Corp. (a)	1,815

		59,509

	Total Information Technology	297,468

	Materials — 3.3%
	Chemicals — 2.1%
32	Air Products & Chemicals, Inc.	2,418
10	Airgas, Inc.	645
11	CF Industries Holdings, Inc.	1,315
175	Dow Chemical Co. (The)	3,941
139	E.I. du Pont de Nemours & Co.	5,536
10	Eastman Chemical Co.	715
34	Ecolab, Inc.	1,685
11	FMC Corp.	736
12	International Flavors & Fragrances, Inc.	675
79	Monsanto Co.	4,769
41	Mosaic Co. (The)	2,015
23	PPG Industries, Inc.	1,653
45	Praxair, Inc.	4,196
13	Sherwin-Williams Co. (The)	974
18	Sigma-Aldrich Corp.	1,121

		32,394

	Construction Materials — 0.0% (g)
19	Vulcan Materials Co.	529

	Containers & Packaging — 0.1%
24	Ball Corp.	754
15	Bemis Co., Inc.	450
24	Owens-Illinois, Inc. (a)	369
24	Sealed Air Corp.	397

		1,970

	Metals & Mining — 0.9%
16	AK Steel Holding Corp.	107
158	Alcoa, Inc.	1,513
16	Allegheny Technologies, Inc.	584
22	Cliffs Natural Resources, Inc.	1,110
141	Freeport-McMoRan Copper & Gold, Inc.	4,287
73	Newmont Mining Corp.	4,617
47	Nucor Corp.	1,488
12	Titanium Metals Corp.	186
21	United States Steel Corp.	471

		14,363

	Paper & Forest Products — 0.2%
65	International Paper Co.	1,509
25	MeadWestvaco Corp.	623

		2,132

	Total Materials	51,388

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 3.0%
880	AT&T, Inc.	25,105
92	CenturyLink, Inc.	3,033
148	Frontier Communications Corp.	903
420	Verizon Communications, Inc.	15,473
76	Windstream Corp.	883

		45,397

	Wireless Telecommunication Services — 0.3%
59	American Tower Corp., Class A (a)	3,163
44	MetroPCS Communications, Inc. (a)	379
445	Sprint Nextel Corp. (a)	1,352

		4,894

	Total Telecommunication Services	50,291

	Utilities — 3.9%
	Electric Utilities — 2.1%
72	American Electric Power Co., Inc.	2,724
198	Duke Energy Corp.	3,955
48	Edison International	1,851
26	Entergy Corp.	1,741
98	Exelon Corp.	4,194
62	FirstEnergy Corp.	2,790
63	NextEra Energy, Inc.	3,389
26	Northeast Utilities	884
34	Pepco Holdings, Inc.	636
16	Pinnacle West Capital Corp.	696
86	PPL Corp.	2,449
44	Progress Energy, Inc.	2,263
127	Southern Co.	5,398

		32,970

	Gas Utilities — 0.1%
7	Nicor, Inc.	372
15	Oneok, Inc.	1,016

		1,388

	Independent Power Producers & Energy Traders — 0.2%
98	AES Corp. (The) (a)	953
30	Constellation Energy Group, Inc.	1,138
36	NRG Energy, Inc. (a)	760

		2,851

	Multi-Utilities — 1.5%
36	Ameren Corp.	1,069
63	CenterPoint Energy, Inc.	1,241
37	CMS Energy Corp.	740
44	Consolidated Edison, Inc.	2,480

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Multi-Utilities — Continued
85	Dominion Resources, Inc.	4,293
25	DTE Energy Co.	1,233
12	Integrys Energy Group, Inc.	563
42	NiSource, Inc.	891
60	PG&E Corp.	2,528
75	Public Service Enterprise Group, Inc.	2,508
17	SCANA Corp.	690
36	Sempra Energy	1,832
32	TECO Energy, Inc.	549
35	Wisconsin Energy Corp.	1,086
72	Xcel Energy, Inc.	1,777

		23,480

	Total Utilities	60,689

	Total Common Stocks (Cost $880,701)	1,530,433

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Insurance — 0.0% (g)
12	American International Group, Inc., expiring 01/19/21 (Cost $–) (a)	76

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
16,532	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $16,532)	16,532

Investment of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
1,445	JPMorgan Prime Money Market Fund, Capital Shares, 0.100%, (b) (l) (Cost $1,445)	1,445

	Total Investments — 99.9% (Cost $898,678)	1,548,486
	Other Assets in Excess of Liabilities — 0.1%	1,452

	NET ASSETS — 100.0%	$1,549,938

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
281	E-mini S&P 500	12/16/11	$15,820	$(453)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$734,415
Aggregate gross unrealized depreciation	(84,607)

Net unrealized appreciation/depreciation	$649,808

Federal income tax cost of investments	$898,678

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,548,410	$76	$—	$1,548,486

Depreciation in Other Financial Instruments
Futures Contracts	$(453)	$—	$—	$(453)

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of warrants. Please refer to the SOI for industry specifics of the portfolio holdings

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.6%
	Consumer Discretionary — 14.9%
	Auto Components — 1.4%
44	Autoliv, Inc., (Sweden)	2,153
10	Lear Corp.	438
75	TRW Automotive Holdings Corp. (a)	2,451

		5,042

	Distributors — 0.0% (g)
4	Genuine Parts Co.	188

	Diversified Consumer Services — 2.2%
31	Apollo Group, Inc., Class A (a)	1,236
17	Career Education Corp. (a)	223
179	H&R Block, Inc.	2,382
28	ITT Educational Services, Inc. (a) (c)	1,601
311	Service Corp. International	2,845

		8,287

	Hotels, Restaurants & Leisure — 1.7%
86	Brinker International, Inc.	1,803
142	Wyndham Worldwide Corp.	4,057
3	Wynn Resorts Ltd.	311

		6,171

	Household Durables — 1.3%
27	Garmin Ltd., (Switzerland) (c)	864
78	Leggett & Platt, Inc.	1,538
25	Tempur-Pedic International, Inc. (a)	1,299
23	Tupperware Brands Corp.	1,231

		4,932

	Internet & Catalog Retail — 0.6%
11	NetFlix, Inc. (a)	1,256
2	priceline.com, Inc. (a)	854

		2,110

	Leisure Equipment & Products — 0.3%
23	Hasbro, Inc.	752
19	Mattel, Inc.	492

		1,244

	Media — 1.7%
225	CBS Corp., Class B	4,593
75	DISH Network Corp., Class A (a)	1,872

		6,465

	Multiline Retail — 2.4%
3	Big Lots, Inc. (a)	108
331	Macy’s, Inc.	8,701

		8,809

	Specialty Retail — 3.3%
7	AutoZone, Inc. (a)	2,139
87	Best Buy Co., Inc.	2,029
183	GameStop Corp., Class A (a) (c)	4,219
67	Limited Brands, Inc.	2,592
22	TJX Cos., Inc.	1,237

		12,216

	Total Consumer Discretionary	55,464

	Consumer Staples — 7.6%
	Beverages — 1.3%
32	Coca-Cola Enterprises, Inc.	796
239	Constellation Brands, Inc., Class A (a)	4,293

		5,089

	Food & Staples Retailing — 0.5%
273	SUPERVALU, Inc. (c)	1,818

	Food Products — 4.1%
252	Campbell Soup Co.	8,157
90	Corn Products International, Inc.	3,543
17	Green Mountain Coffee Roasters, Inc. (a)	1,543
101	Smithfield Foods, Inc. (a)	1,966

		15,209

	Tobacco — 1.7%
56	Lorillard, Inc.	6,243

	Total Consumer Staples	28,359

	Energy — 5.9%
	Energy Equipment & Services — 2.0%
16	Baker Hughes, Inc.	729
9	Core Laboratories N.V., (Netherlands)	799
15	Dresser-Rand Group, Inc. (a)	620
19	National Oilwell Varco, Inc.	979
66	Oil States International, Inc. (a)	3,353
4	SEACOR Holdings, Inc.	313
22	Unit Corp. (a)	796

		7,589

	Oil, Gas & Consumable Fuels — 3.9%
40	Cimarex Energy Co.	2,231
93	Energen Corp.	3,819
72	HollyFrontier Corp.	1,875
18	Murphy Oil Corp.	786
43	Newfield Exploration Co. (a)	1,715
13	Noble Energy, Inc.	896
30	Southern Union Co.	1,233
22	Sunoco, Inc.	685
67	Valero Energy Corp.	1,196

		14,436

	Total Energy	22,025

	Financials — 17.9%
	Capital Markets — 1.0%
32	Affiliated Managers Group, Inc. (a)	2,482
191	American Capital Ltd. (a)	1,305

		3,787

	Commercial Banks — 1.7%
20	BOK Financial Corp.	952
7	City National Corp.	279
4	Cullen/Frost Bankers, Inc.	183
90	Fifth Third Bancorp	905
107	Huntington Bancshares, Inc.	516
234	KeyCorp	1,385

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
10	M&T Bank Corp.	713
164	TCF Financial Corp. (c)	1,500

		6,433

	Consumer Finance — 2.0%
320	Discover Financial Services	7,341

	Diversified Financial Services — 0.8%
136	NASDAQ OMX Group, Inc. (The) (a)	3,151

	Insurance — 4.8%
29	Allied World Assurance Co. Holdings Ltd., (Switzerland)	1,579
129	American Financial Group, Inc.	3,999
62	Arch Capital Group Ltd., (Bermuda) (a)	2,031
27	Assurant, Inc.	979
16	Assured Guaranty Ltd., (Bermuda)	175
19	Axis Capital Holdings Ltd., (Bermuda)	480
8	Everest Re Group Ltd., (Bermuda)	659
157	Genworth Financial, Inc., Class A (a)	900
52	Hartford Financial Services Group, Inc.	836
84	Lincoln National Corp.	1,310
48	Principal Financial Group, Inc.	1,083
46	Protective Life Corp.	719
13	Reinsurance Group of America, Inc.	574
7	Torchmark Corp.	253
111	Unum Group	2,320

		17,897

	Real Estate Investment Trusts (REITs) — 7.1%
248	Annaly Capital Management, Inc.	4,118
88	Apartment Investment & Management Co., Class A	1,955
84	Brandywine Realty Trust	673
16	Camden Property Trust	884
28	Chimera Investment Corp.	76
51	CommonWealth REIT	974
57	DDR Corp.	618
49	Douglas Emmett, Inc. (m)	836
327	Duke Realty Corp.	3,435
23	Equity Residential	1,193
48	Health Care REIT, Inc.	2,242
214	Hospitality Properties Trust	4,553
29	Mack-Cali Realty Corp.	776
6	SL Green Realty Corp.	343
34	Taubman Centers, Inc.	1,721
42	Ventas, Inc.	2,093

		26,490

	Real Estate Management & Development — 0.1%
24	Forest City Enterprises, Inc., Class A (a)	260

	Thrifts & Mortgage Finance — 0.4%
128	New York Community Bancorp, Inc.	1,517

	Total Financials	66,876

	Health Care — 10.0%
	Biotechnology — 1.5%
34	Pharmasset, Inc. (a)	2,809
35	United Therapeutics Corp. (a)	1,308
31	Vertex Pharmaceuticals, Inc. (a)	1,363

		5,480

	Health Care Equipment & Supplies — 2.6%
90	Cooper Cos., Inc. (The)	7,155
27	Edwards Lifesciences Corp. (a)	1,953
50	Hologic, Inc. (a)	764

		9,872

	Health Care Providers & Services — 3.7%
40	Aetna, Inc.	1,458
131	AmerisourceBergen Corp.	4,886
512	Health Management Associates, Inc., Class A (a)	3,542
55	Humana, Inc.	3,964

		13,850

	Life Sciences Tools & Services — 0.9%
20	Agilent Technologies, Inc. (a)	616
70	Life Technologies Corp. (a)	2,675

		3,291

	Pharmaceuticals — 1.3%
90	Endo Pharmaceuticals Holdings, Inc. (a)	2,516
49	Mylan, Inc. (a)	836
113	Warner Chilcott plc, (Ireland), Class A (a)	1,622

		4,974

	Total Health Care	37,467

	Industrials — 11.3%
	Aerospace & Defense — 1.5%
3	Huntington Ingalls Industries, Inc. (a)	73
11	ITT Corp.	466
67	L-3 Communications Holdings, Inc.	4,177
18	Northrop Grumman Corp.	939

		5,655

	Airlines — 1.0%
23	Copa Holdings S.A., (Panama), Class A	1,409
117	United Continental Holdings, Inc. (a)	2,266

		3,675

	Commercial Services & Supplies — 1.0%
145	KAR Auction Services, Inc. (a)	1,756
23	Pitney Bowes, Inc.	440
112	R.R. Donnelley & Sons Co.	1,576

		3,772

	Construction & Engineering — 1.9%
49	Chicago Bridge & Iron Co. N.V., (Netherlands)	1,400
178	KBR, Inc.	4,197

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Construction & Engineering — Continued
52	URS Corp. (a)	1,548

		7,145

	Electrical Equipment — 1.2%
55	Hubbell, Inc., Class B	2,717
49	Thomas & Betts Corp. (a)	1,944

		4,661

	Machinery — 3.7%
5	AGCO Corp. (a)	155
117	Navistar International Corp. (a)	3,768
78	Parker Hannifin Corp.	4,921
21	Snap-On, Inc.	950
18	SPX Corp.	809
20	Stanley Black & Decker, Inc.	992
66	Timken Co.	2,179

		13,774

	Marine — 0.3%
19	Kirby Corp. (a)	1,016

	Professional Services — 0.1%
4	Dun & Bradstreet Corp. (The)	214

	Road & Rail — 0.6%
82	CSX Corp.	1,528
17	Ryder System, Inc.	653

		2,181

	Total Industrials	42,093

	Information Technology — 13.8%
	Communications Equipment — 0.6%
53	Brocade Communications Systems, Inc. (a)	227
55	Harris Corp.	1,888

		2,115

	Computers & Peripherals — 1.3%
63	Lexmark International, Inc., Class A (a)	1,700
28	QLogic Corp. (a)	352
27	SanDisk Corp. (a)	1,106
73	Western Digital Corp. (a)	1,875

		5,033

	Electronic Equipment, Instruments & Components — 1.3%
62	Arrow Electronics, Inc. (a)	1,723
85	Avnet, Inc. (a)	2,217
9	Tech Data Corp. (a)	376
68	Vishay Intertechnology, Inc. (a)	569

		4,885

	Internet Software & Services — 1.7%
104	IAC/InterActiveCorp. (a)	4,129
28	LinkedIn Corp., Class A (a)	2,163

		6,292

	IT Services — 3.5%
53	Alliance Data Systems Corp. (a) (c)	4,946
12	Amdocs Ltd., (United Kingdom) (a)	331
52	Broadridge Financial Solutions, Inc.	1,039
57	Computer Sciences Corp.	1,537
21	DST Systems, Inc.	938
62	Fidelity National Information Services, Inc.	1,505
54	Lender Processing Services, Inc.	742
176	SAIC, Inc. (a)	2,077

		13,115

	Office Electronics — 0.6%
299	Xerox Corp.	2,080

	Semiconductors & Semiconductor Equipment — 2.3%
21	Analog Devices, Inc.	644
27	Fairchild Semiconductor International, Inc. (a)	295
7	First Solar, Inc. (a)	442
12	Linear Technology Corp.	333
280	LSI Corp. (a)	1,453
111	Marvell Technology Group Ltd., (Bermuda) (a)	1,609
209	Micron Technology, Inc. (a)	1,054
186	ON Semiconductor Corp. (a)	1,335
36	Teradyne, Inc. (a)	396
38	Xilinx, Inc.	1,052

		8,613

	Software — 2.5%
56	BMC Software, Inc. (a)	2,153
235	CA, Inc.	4,554
14	Rovi Corp. (a)	589
82	Symantec Corp. (a)	1,343
31	Synopsys, Inc. (a)	762

		9,401

	Total Information Technology	51,534

	Materials — 6.5%
	Chemicals — 3.3%
18	Ashland, Inc.	803
19	CF Industries Holdings, Inc.	2,308
11	Eastman Chemical Co.	778
95	PPG Industries, Inc.	6,741
43	Westlake Chemical Corp.	1,484

		12,114

	Containers & Packaging — 0.4%
43	Crown Holdings, Inc. (a)	1,313

	Metals & Mining — 1.9%
46	Cliffs Natural Resources, Inc.	2,344
24	Reliance Steel & Aluminum Co.	806
17	Royal Gold, Inc.	1,076
11	Schnitzer Steel Industries, Inc., Class A	409
43	Walter Energy, Inc.	2,589

		7,224

	Paper & Forest Products — 0.9%
25	Domtar Corp., (Canada)	1,670
78	International Paper Co.	1,813

		3,483

	Total Materials	24,134

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
92	Windstream Corp.	1,070

	Wireless Telecommunication Services — 0.0% (g)
105	Clearwire Corp., Class A (a) (c)	244

	Total Telecommunication Services	1,314

	Utilities — 8.4%
	Electric Utilities — 1.2%
97	DPL, Inc.	2,930
21	Entergy Corp.	1,412

		4,342

	Gas Utilities — 1.1%
18	AGL Resources, Inc.	717
56	Questar Corp.	985
87	UGI Corp.	2,283

		3,985

	Independent Power Producers & Energy Traders — 1.2%
144	AES Corp. (The) (a)	1,405
13	Constellation Energy Group, Inc.	499
127	NRG Energy, Inc. (a)	2,700

		4,604

	Multi-Utilities — 4.9%
41	Alliant Energy Corp.	1,603
37	Ameren Corp.	1,110
180	CenterPoint Energy, Inc.	3,536
79	CMS Energy Corp.	1,553
67	DTE Energy Co.	3,270
51	MDU Resources Group, Inc.	984
78	Sempra Energy	4,002
131	TECO Energy, Inc.	2,250

		18,308

	Total Utilities	31,239

	Total Common Stocks (Cost $356,218)	360,505

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.6%
2,200	U.S. Treasury Note, 0.750%, 11/30/11 (k) (Cost $2,202)	2,202

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
13,647	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $13,647)	13,647

Investment of Cash Collateral for Securities on Loan — 2.0%
	Investment Company — 2.0%
7,384	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $7,384)	7,384

	Total Investments — 102.8% (Cost $379,451)	383,738
	Liabilities in Excess of Other Assets — (2.8)%	(10,615)

	NET ASSETS — 100.0%	$373,123

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
80	S&P Mid Cap 400	12/16/11	$6,231	$(86)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,623
Aggregate gross unrealized depreciation	(43,336)

Net unrealized appreciation/depreciation	$4,287

Federal income tax cost of investments	$379,451

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$380,136	$3,602	$—	$383,738
Depreciation in Other Financial Instruments
Futures Contracts	$(86)	$—	$—	$(86)

(a)	Portfolio holdings designated as Level 1 and 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral and a foreign Industrials security. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.8% (b)
	Alternative Assets — 9.9%
1,939	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	35,813
1,059	JPMorgan Global Natural Resources Fund, Select Class Shares (a)	12,170
17,275	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	168,607
3,529	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	52,262

	Total Alternative Assets	268,852

	Fixed Income — 42.4%
23,595	JPMorgan Core Bond Fund, Select Class Shares	279,368
43,137	JPMorgan Core Plus Bond Fund, Select Class Shares	352,864
1,613	JPMorgan Credit Opportunities Fund, Select Class Shares	15,710
6,418	JPMorgan Emerging Markets Debt Fund, Select Class Shares	50,253
7,366	JPMorgan Government Bond Fund, Select Class Shares	85,366
25,677	JPMorgan High Yield Fund, Select Class Shares	192,319
3,702	JPMorgan Inflation Managed Bond Fund, Select Class Shares	38,870
6,496	JPMorgan Limited Duration Bond Fund, Select Class Shares	61,062
6,509	JPMorgan Short Duration Bond Fund, Select Class Shares	71,468

	Total Fixed Income	1,147,280

	International Equity — 5.6%
1,833	JPMorgan Emerging Economies Fund, Select Class Shares	20,438
1,100	JPMorgan Emerging Markets Equity Fund, Select Class Shares	20,947
6,123	JPMorgan International Equity Index Fund, Select Class Shares	95,343
839	JPMorgan Latin America Fund, Select Class Shares (a)	13,742

	Total International Equity	150,470

	Money Market — 0.8%
23,126	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l)	23,126

	U.S. Equity — 41.1%
1,032	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	13,514
715	JPMorgan Equity Income Fund, Select Class Shares	5,993
10,038	JPMorgan Intrepid America Fund, Select Class Shares	207,390
5,118	JPMorgan Intrepid Growth Fund, Select Class Shares	107,027
6,245	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	80,557
1,634	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	32,134
14,022	JPMorgan Large Cap Value Fund, Select Class Shares	128,718
11,541	JPMorgan Market Expansion Index Fund, Select Class Shares	106,059
2,825	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	36,527
30,092	JPMorgan U.S. Equity Fund, Select Class Shares	270,828
6,860	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	123,678

	Total U.S. Equity	1,112,425

	Total Investments — 99.8% (Cost $2,666,296)	2,702,153
	Other Assets in Excess of Liabilities — 0.2%	5,834

	NET ASSETS — 100.0%	$2,707,987

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2011.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,559
Aggregate gross unrealized depreciation	(66,702)

Net unrealized appreciation/depreciation	$35,857

Federal income tax cost of investments	$2,666,296

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,702,153	$—	$—	$2,702,153

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.8% (b)
	Alternative Assets — 10.0%
2,204	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	40,706
755	JPMorgan Global Natural Resources Fund, Select Class Shares (a)	8,676
13,816	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	134,843
4,727	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	70,009

	Total Alternative Assets	254,234

	Fixed Income — 60.6%
24,203	JPMorgan Core Bond Fund, Select Class Shares	286,569
49,927	JPMorgan Core Plus Bond Fund, Select Class Shares	408,399
3,023	JPMorgan Credit Opportunities Fund, Select Class Shares	29,445
5,577	JPMorgan Emerging Markets Debt Fund, Select Class Shares	43,670
1,011	JPMorgan Floating Rate Income Fund, Select Class Shares	9,515
18,746	JPMorgan Government Bond Fund, Select Class Shares	217,268
17,901	JPMorgan High Yield Fund, Select Class Shares	134,075
5,876	JPMorgan Inflation Managed Bond Fund, Select Class Shares	61,700
15,488	JPMorgan Limited Duration Bond Fund, Select Class Shares	145,587
17,683	JPMorgan Short Duration Bond Fund, Select Class Shares	194,161

	Total Fixed Income	1,530,389

	International Equity — 3.6%
1,687	JPMorgan Emerging Economies Fund, Select Class Shares	18,807
920	JPMorgan Emerging Markets Equity Fund, Select Class Shares	17,517
2,719	JPMorgan International Equity Index Fund, Select Class Shares	42,332
771	JPMorgan Latin America Fund, Select Class Shares (a)	12,629

	Total International Equity	91,285

	Money Market — 1.4%
35,220	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l)	35,220

	U.S. Equity — 24.2%
179	JPMorgan Equity Income Fund, Select Class Shares	1,498
8,159	JPMorgan Intrepid America Fund, Select Class Shares	168,568
2,976	JPMorgan Intrepid Growth Fund, Select Class Shares	62,227
2,484	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	32,044
6,132	JPMorgan Large Cap Value Fund, Select Class Shares	56,288
3,391	JPMorgan Market Expansion Index Fund, Select Class Shares	31,167
566	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	10,987
2,048	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	26,480
14,926	JPMorgan U.S. Equity Fund, Select Class Shares	134,335
4,076	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	73,490
803	JPMorgan Value Advantage Fund, Select Class Shares	13,074

	Total U.S. Equity	610,158

	Total Investments — 99.8% (Cost $2,490,039)	2,521,286
	Other Assets in Excess of Liabilities — 0.2%	4,404

	NET ASSETS — 100.0%	$2,525,690

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2011.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,389
Aggregate gross unrealized depreciation	(45,142)

Net unrealized appreciation/depreciation	$31,247

Federal income tax cost of investments	$2,490,039

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,521,286	$—	$—	$2,521,286

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.9% (b)
	Alternative Assets — 10.1%
1,086	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	20,054
580	JPMorgan Global Natural Resources Fund, Select Class Shares (a)	6,660
11,648	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	113,680
2,612	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	38,680

	Total Alternative Assets	179,074

	Fixed Income — 24.0%
8,593	JPMorgan Core Bond Fund, Select Class Shares	101,744
17,554	JPMorgan Core Plus Bond Fund, Select Class Shares	143,593
743	JPMorgan Credit Opportunities Fund, Select Class Shares	7,237
4,155	JPMorgan Emerging Markets Debt Fund, Select Class Shares	32,535
15,851	JPMorgan High Yield Fund, Select Class Shares	118,722
1,897	JPMorgan Inflation Managed Bond Fund, Select Class Shares	19,922

	Total Fixed Income	423,753

	International Equity — 7.0%
1,222	JPMorgan Emerging Economies Fund, Select Class Shares	13,625
801	JPMorgan Emerging Markets Equity Fund, Select Class Shares	15,250
1,854	JPMorgan International Equity Fund, Select Class Shares	21,228
4,124	JPMorgan International Equity Index Fund, Select Class Shares	64,218
524	JPMorgan Latin America Fund, Select Class Shares (a)	8,580

	Total International Equity	122,901

	Money Market — 0.8%
13,592	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l)	13,592

	U.S. Equity — 58.0%
786	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	10,290
179	JPMorgan Equity Income Fund, Select Class Shares	1,498
10,114	JPMorgan Intrepid America Fund, Select Class Shares	208,961
3,697	JPMorgan Intrepid Growth Fund, Select Class Shares	77,295
2,521	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	32,516
5,490	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	107,933
15,198	JPMorgan Large Cap Value Fund, Select Class Shares	139,520
9,019	JPMorgan Market Expansion Index Fund, Select Class Shares	82,883
477	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	9,254
2,220	JPMorgan Small Cap Value Fund, Select Class Shares	34,148
1,699	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	21,967
23,062	JPMorgan U.S. Equity Fund, Select Class Shares	207,562
4,417	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	79,637
574	JPMorgan Value Advantage Fund, Select Class Shares	9,357

	Total U.S. Equity	1,022,821

	Total Investments — 99.9% (Cost $1,741,932)	1,762,141
	Other Assets in Excess of Liabilities — 0.1%	2,062

	NET ASSETS — 100.0%	$1,764,203

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2011.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amount in thousands)

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,140
Aggregate gross unrealized depreciation	(64,931)

Net unrealized appreciation/depreciation	$20,209

Federal income tax cost of investments	$1,741,932

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,762,141	$—	$—	$1,762,141

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.9% (b)
	Alternative Assets — 4.8%
849	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	15,687
430	JPMorgan Global Natural Resources Fund, Select Class Shares (a)	4,941
2,591	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	25,290
1,043	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	15,451

	Total Alternative Assets	61,369

	Fixed Income — 6.5%
507	JPMorgan Core Plus Bond Fund, Select Class Shares	4,147
659	JPMorgan Credit Opportunities Fund, Select Class Shares	6,417
3,317	JPMorgan Emerging Markets Debt Fund, Select Class Shares	25,972
37	JPMorgan Government Bond Fund, Select Class Shares	432
4,085	JPMorgan High Yield Fund, Select Class Shares	30,600
1,404	JPMorgan Inflation Managed Bond Fund, Select Class Shares	14,738
184	JPMorgan Limited Duration Bond Fund, Select Class Shares	1,729

	Total Fixed Income	84,035

	International Equity — 9.1%
835	JPMorgan Emerging Economies Fund, Select Class Shares	9,311
539	JPMorgan Emerging Markets Equity Fund, Select Class Shares	10,260
2,261	JPMorgan International Equity Fund, Select Class Shares	25,894
4,257	JPMorgan International Equity Index Fund, Select Class Shares	66,276
371	JPMorgan Latin America Fund, Select Class Shares (a)	6,074

	Total International Equity	117,815

	Money Market — 1.3%
16,989	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l)	16,989

	U.S. Equity — 78.2%
481	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	6,297
238	JPMorgan Equity Income Fund, Select Class Shares	1,998
8,414	JPMorgan Intrepid America Fund, Select Class Shares	173,842
3,912	JPMorgan Intrepid Growth Fund, Select Class Shares	81,810
3,879	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	50,041
6,383	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	125,481
17,591	JPMorgan Large Cap Value Fund, Select Class Shares	161,487
8,549	JPMorgan Market Expansion Index Fund, Select Class Shares	78,566
310	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	6,027
2,487	JPMorgan Small Cap Value Fund, Select Class Shares	38,253
1,259	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	16,277
22,195	JPMorgan U.S. Equity Fund, Select Class Shares	199,751
3,428	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	61,808
400	JPMorgan Value Advantage Fund, Select Class Shares	6,516

	Total U.S. Equity	1,008,154

	Total Investments — 99.9% (Cost $1,303,347)	1,288,362
	Other Assets in Excess of Liabilities — 0.1%	1,515

	NET ASSETS — 100.0%	$1,289,877

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2011.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,750
Aggregate gross unrealized depreciation	(79,735)

Net unrealized appreciation/depreciation	$(14,985)

Federal income tax cost of investments	$1,303,347

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,288,362	$—	$—	$1,288,362

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 93.7%
	Consumer Discretionary — 20.9%
	Auto Components — 1.7%
574	BorgWarner, Inc. (a)	34,756
130	Johnson Controls, Inc.	3,439

		38,195

	Hotels, Restaurants & Leisure — 4.1%
644	McDonald’s Corp.	56,512
287	Wynn Resorts Ltd.	32,971

		89,483

	Internet & Catalog Retail — 7.2%
517	Amazon.com, Inc. (a)	111,865
102	NetFlix, Inc. (a)	11,497
73	priceline.com, Inc. (a)	32,990

		156,352

	Media — 1.9%
999	DIRECTV, Class A (a)	42,209

	Multiline Retail — 1.5%
432	Dollar Tree, Inc. (a)	32,440

	Specialty Retail — 1.3%
427	O’Reilly Automotive, Inc. (a)	28,464

	Textiles, Apparel & Luxury Goods — 3.2%
219	Fossil, Inc. (a)	17,712
316	Lululemon Athletica, Inc., (Canada) (a)	15,373
278	Ralph Lauren Corp.	36,083

		69,168

	Total Consumer Discretionary	456,311

	Consumer Staples — 10.0%
	Beverages — 4.5%
985	Coca-Cola Co. (The)	66,526
360	Hansen Natural Corp. (a)	31,381

		97,907

	Household Products — 1.3%
327	Colgate-Palmolive Co.	28,989

	Personal Products — 1.6%
406	Estee Lauder Cos., Inc. (The), Class A	35,663

	Tobacco — 2.6%
898	Philip Morris International, Inc.	56,018

	Total Consumer Staples	218,577

	Energy — 6.3%
	Energy Equipment & Services — 2.0%
504	FMC Technologies, Inc. (a)	18,962
291	National Oilwell Varco, Inc.	14,930
156	Schlumberger Ltd.	9,334

		43,226

	Oil, Gas & Consumable Fuels — 4.3%
353	Concho Resources, Inc. (a)	25,098
420	Exxon Mobil Corp.	30,490
390	Occidental Petroleum Corp.	27,906
295	Whiting Petroleum Corp. (a)	10,349

		93,843

	Total Energy	137,069

	Financials — 0.6%
	Capital Markets — 0.6%
276	T. Rowe Price Group, Inc.	13,204

	Health Care — 12.5%
	Biotechnology — 4.2%
716	Alexion Pharmaceuticals, Inc. (a)	45,873
497	Biogen Idec, Inc. (a)	46,333

		92,206

	Health Care Equipment & Supplies — 1.9%
211	Edwards Lifesciences Corp. (a)	15,026
71	Intuitive Surgical, Inc. (a)	25,973

		40,999

	Health Care Providers & Services — 1.0%
605	Express Scripts, Inc. (a)	22,444

	Health Care Technology — 1.6%
517	Cerner Corp. (a)	35,390

	Life Sciences Tools & Services — 0.4%
211	Illumina, Inc. (a)	8,618

	Pharmaceuticals — 3.4%
604	Allergan, Inc.	49,733
243	Novo Nordisk A/S, (Denmark), ADR	24,203

		73,936

	Total Health Care	273,593

	Industrials — 10.9%
	Aerospace & Defense — 3.4%
352	Goodrich Corp.	42,491
210	Precision Castparts Corp.	32,631

		75,122

	Machinery — 4.0%
295	Caterpillar, Inc.	21,798
436	Cummins, Inc.	35,620
207	Deere & Co.	13,392
271	Joy Global, Inc.	16,917

		87,727

	Road & Rail — 1.2%
307	Union Pacific Corp.	25,065

	Trading Companies & Distributors — 2.3%
331	W.W. Grainger, Inc.	49,438

	Total Industrials	237,352

	Information Technology — 29.8%
	Communications Equipment — 1.5%
61	F5 Networks, Inc. (a)	4,298
590	QUALCOMM, Inc.	28,697

		32,995

	Computers & Peripherals — 10.1%
508	Apple, Inc. (a)	193,781
656	EMC Corp. (a)	13,763

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Computers & Peripherals — Continued
410	NetApp, Inc. (a)	13,915

		221,459

	Internet Software & Services — 1.8%
210	Baidu, Inc., (China), ADR (a)	22,494
31	Google, Inc., Class A (a)	15,933

		38,427

	IT Services — 8.5%
687	Cognizant Technology Solutions Corp., Class A (a)	43,044
480	International Business Machines Corp.	83,941
183	MasterCard, Inc., Class A	58,072

		185,057

	Semiconductors & Semiconductor Equipment — 1.6%
389	Altera Corp.	12,268
937	ARM Holdings plc, (United Kingdom), ADR	23,896

		36,164

	Software — 6.3%
208	Citrix Systems, Inc. (a)	11,364
114	FactSet Research Systems, Inc.	10,107
221	Intuit, Inc. (a)	10,480
1,084	Oracle Corp.	31,156
376	Red Hat, Inc. (a)	15,903
243	Rovi Corp. (a)	10,461
284	Salesforce.com, Inc. (a)	32,421
195	VMware, Inc., Class A (a)	15,690

		137,582

	Total Information Technology	651,684

	Materials — 2.7%
	Chemicals — 2.1%
149	CF Industries Holdings, Inc.	18,323
293	Praxair, Inc.	27,408

		45,731

	Metals & Mining — 0.6%
422	Freeport-McMoRan Copper & Gold, Inc.	12,841

	Total Materials	58,572

	Total Common Stocks (Cost $2,191,224)	2,046,362

Preferred Stock — 1.2%
	Consumer Staples — 1.2%
	Beverages — 1.2%
833	Cia de Bebidas das Americas, (Brazil), ADR (Cost $26,146)	25,519

Short-Term Investment — 3.9%
	Investment Company — 3.9%
84,791	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $84,791)	84,791

	Total Investments — 98.8% (Cost $2,302,161)	2,156,672
	Other Assets in Excess of Liabilities — 1.2%	25,786

	NET ASSETS — 100.0%	$2,182,458

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and unfunded commitments.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,129
Aggregate gross unrealized depreciation	(230,618)

Net unrealized appreciation/depreciation	$(145,489)

Federal income tax cost of investments	$2,302,161

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,060,560	$96,112	$—	$2,156,672

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.2%
Consumer Discretionary — 9.0%
		Auto Components — 1.1%
165		Johnson Controls, Inc.	4,359
59		TRW Automotive Holdings Corp. (a)	1,941

			6,300

		Automobiles — 0.9%
233		General Motors Co. (a)	4,696

		Hotels, Restaurants & Leisure — 0.0% (g)
2		Carnival Corp.	52

		Household Durables — 0.0% (g)
2		Lennar Corp., Class A	27

		Media — 5.3%
368		CBS Corp. (Non Voting), Class B	7,498
195		Comcast Corp., Class A	4,066
139		DIRECTV, Class A (a)	5,860
58		DISH Network Corp., Class A (a)	1,449
3		News Corp. (Non Voting), Class A	39
310		Time Warner, Inc.	9,290
40		Walt Disney Co. (The)	1,201

			29,403

		Multiline Retail — 1.2%
63		Kohl’s Corp.	3,110
69		Target Corp.	3,384

			6,494

		Specialty Retail — 0.5%
–	(h)	AutoZone, Inc. (a)	42
49		Bed Bath & Beyond, Inc. (a)	2,785
4		Lowe’s Cos., Inc.	69

			2,896

		Total Consumer Discretionary	49,868

Consumer Staples — 4.9%
		Beverages — 0.5%
44		Coca-Cola Co. (The)	2,949

		Food & Staples Retailing — 1.9%
312		CVS Caremark Corp.	10,488

		Food Products — 0.9%
141		Kraft Foods, Inc., Class A	4,745

		Household Products — 1.6%
–	(h)	Colgate-Palmolive Co.	27
142		Procter & Gamble Co. (The)	8,977

			9,004

		Total Consumer Staples	27,186

Energy — 12.3%
		Energy Equipment & Services — 0.0% (g)
1		Schlumberger Ltd.	51

		Oil, Gas & Consumable Fuels — 12.3%
96		Anadarko Petroleum Corp.	6,048
52		Apache Corp.	4,148
237		Chevron Corp.	21,939
230		ConocoPhillips	14,580
73		Devon Energy Corp.	4,074
–	(h)	Exxon Mobil Corp.	19
81		Marathon Oil Corp.	1,755
1		Marathon Petroleum Corp.	31
138		Occidental Petroleum Corp.	9,901
240		Williams Cos., Inc. (The)	5,835

			68,330

		Total Energy	68,381

Financials — 26.7%
		Capital Markets — 3.7%
49		Goldman Sachs Group, Inc. (The)	4,640
357		Morgan Stanley	4,823
281		State Street Corp.	9,045
132		TD Ameritrade Holding Corp.	1,936

			20,444

		Commercial Banks — 5.9%
1		BB&T Corp.	18
323		Fifth Third Bancorp	3,260
683		Huntington Bancshares, Inc.	3,278
185		U.S. Bancorp	4,345
912		Wells Fargo & Co.	22,001

			32,902

		Consumer Finance — 1.3%
174		Capital One Financial Corp.	6,908

		Diversified Financial Services — 4.8%
977		Bank of America Corp.	5,981
632		Citigroup, Inc.	16,184
301		KKR Financial Holdings LLC	2,236
136		North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	2,374

			26,775

		Insurance — 10.2%
162		ACE Ltd., (Switzerland)	9,802
267		Aflac, Inc.	9,329
148		Berkshire Hathaway, Inc., Class B (a)	10,493
35		Everest Re Group Ltd., (Bermuda)	2,765
379		MetLife, Inc.	10,616
293		Prudential Financial, Inc.	13,744
–	(h)	RenaissanceRe Holdings Ltd., (Bermuda)	20

			56,769

		Real Estate Investment Trusts (REITs) — 0.8%
278		Annaly Capital Management, Inc.	4,621

		Total Financials	148,419

Health Care — 15.7%
		Biotechnology — 2.0%
58		Biogen Idec, Inc. (a)	5,358
91		Celgene Corp. (a)	5,610

			10,968

		Health Care Equipment & Supplies — 2.1%
228		Covidien plc, (Ireland)	10,073

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Health Care Equipment & Supplies — Continued
46		St. Jude Medical, Inc.	1,649

			11,722

		Health Care Providers & Services — 5.3%
65		Humana, Inc.	4,710
87		McKesson Corp.	6,298
263		UnitedHealth Group, Inc.	12,129
100		WellPoint, Inc.	6,505

			29,642

		Pharmaceuticals — 6.3%
60		Abbott Laboratories	3,084
50		Johnson & Johnson	3,214
538		Merck & Co., Inc.	17,589
626		Pfizer, Inc.	11,076

			34,963

		Total Health Care	87,295

Industrials — 7.8%
		Aerospace & Defense — 1.0%
45		Honeywell International, Inc.	1,975
49		United Technologies Corp.	3,420

			5,395

		Industrial Conglomerates — 2.2%
–	(h)	3M Co.	25
407		General Electric Co.	6,196
152		Tyco International Ltd., (Switzerland)	6,180

			12,401

		Machinery — 2.0%
68		Eaton Corp.	2,417
42		Joy Global, Inc.	2,646
69		Navistar International Corp. (a)	2,204
61		Parker Hannifin Corp.	3,855

			11,122

		Road & Rail — 2.6%
371		Hertz Global Holdings, Inc. (a)	3,298
137		Norfolk Southern Corp.	8,335
32		Union Pacific Corp.	2,582

			14,215

		Total Industrials	43,133

Information Technology — 11.1%
		Communications Equipment — 2.0%
719		Cisco Systems, Inc.	11,139

		Computers & Peripherals — 1.9%
15		Apple, Inc. (a)	5,752
199		Hewlett-Packard Co.	4,473

			10,225

		Electronic Equipment, Instruments & Components — 1.5%
72		Arrow Electronics, Inc. (a)	2,008
109		Avnet, Inc. (a)	2,830
39		Corning, Inc.	479
109		TE Connectivity Ltd., (Switzerland)	3,075

			8,392

		IT Services — 1.0%
8		MasterCard, Inc., Class A	2,645
180		Western Union Co. (The)	2,751

			5,396

		Semiconductors & Semiconductor Equipment — 2.4%
129		Broadcom Corp., Class A (a)	4,284
1		Freescale Semiconductor Holdings I Ltd. (a)	16
232		Intel Corp.	4,947
1		Lam Research Corp. (a)	27
97		Marvell Technology Group Ltd., (Bermuda) (a)	1,408
96		Xilinx, Inc.	2,636

			13,318

		Software — 2.3%
371		Microsoft Corp.	9,233
130		Oracle Corp.	3,725

			12,958

		Total Information Technology	61,428

Materials — 3.0%
		Chemicals — 1.5%
78		Dow Chemical Co. (The)	1,754
171		E.I. du Pont de Nemours & Co.	6,816

			8,570

		Containers & Packaging — 0.9%
82		Ball Corp.	2,547
86		Crown Holdings, Inc. (a)	2,617

			5,164

		Metals & Mining — 0.6%
332		Alcoa, Inc.	3,174

		Total Materials	16,908

Telecommunication Services — 3.4%
		Diversified Telecommunication Services — 2.9%
433		Verizon Communications, Inc.	15,946

		Wireless Telecommunication Services — 0.5%
974		Sprint Nextel Corp. (a)	2,962

		Total Telecommunication Services	18,908

Utilities — 4.3%
		Electric Utilities — 1.7%
1		American Electric Power Co., Inc.	46
1		Exelon Corp.	45
111		NextEra Energy, Inc.	5,995
114		NV Energy, Inc.	1,679

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Electric Utilities — Continued
29	Progress Energy, Inc.	1,510

		9,275

	Gas Utilities — 0.6%
85	AGL Resources, Inc.	3,466

	Independent Power Producers & Energy Traders — 0.0% (g)
1	Calpine Corp. (a)	19

	Multi-Utilities — 1.4%
151	CenterPoint Energy, Inc.	2,971
99	Sempra Energy	5,107

		8,078

	Water Utilities — 0.6%
108	American Water Works Co., Inc.	3,271

	Total Utilities	24,109

	Total Common Stocks (Cost $539,192)	545,635

Short-Term Investment — 2.0%
	Investment Company — 2.0%
11,161	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $11,161)	11,161

	Total Investments — 100.2% (Cost $550,353)	556,796
	Liabilities in Excess of Other Assets — (0.2)%	(1,089)

	NET ASSETS — 100.0%	$555,707

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

Value	Percentage
$2,374	0.4%

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,110
Aggregate gross unrealized depreciation	(44,667)

Net unrealized appreciation/depreciation	$6,443

Federal income tax cost of investments	$550,353

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$49,868	$—	$—	$49,868
Consumer Staples	27,186	—	—	27,186
Energy	68,381	—	—	68,381
Financials	146,045	—	2,374	148,419
Health Care	87,295	—	—	87,295
Industrials	43,133	—	—	43,133
Information Technology	61,428	—	—	61,428
Materials	16,908	—	—	16,908
Telecommunication Services	18,908	—	—	18,908
Utilities	24,109	—	—	24,109

Total Common Stocks	543,261	—	2,374	545,635

Short-Term Investments
Investment Companies	11,161	—	—	11,161

Total Investments in Securities	$554,422	$—	$2,374	$556,796

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 06/30/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization/ accretion	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/11
Investments in Securities
Common Stocks - Financials	$2,306	$—	$68	$—	$—	$—	$—	$—	$2,374

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3) was approximately $68,000.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.4%
Consumer Discretionary — 13.8%
	Auto Components — 0.8%
119	BorgWarner, Inc. (a)	7,197
13	Drew Industries, Inc.	269
17	Gentex Corp.	412
24	Spartan Motors, Inc.	99
13	Standard Motor Products, Inc.	170
16	Superior Industries International, Inc.	250

		8,397

	Automobiles — 0.0% (g)
6	Thor Industries, Inc.	141
21	Winnebago Industries, Inc. (a)	146

		287

	Distributors — 0.1%
13	Audiovox Corp., Class A (a)	71
45	Pool Corp.	1,189

		1,260

	Diversified Consumer Services — 1.5%
13	American Public Education, Inc. (a)	450
13	Apollo Group, Inc., Class A (a)	533
11	Capella Education Co. (a)	324
90	Coinstar, Inc. (a) (c)	3,612
61	Corinthian Colleges, Inc. (a)	95
45	Hillenbrand, Inc.	831
49	ITT Educational Services, Inc. (a) (c)	2,835
16	Lincoln Educational Services Corp.	132
21	Matthews International Corp., Class A	644
42	Regis Corp.	590
224	Service Corp. International	2,054
125	Sotheby’s	3,439
1	Strayer Education, Inc.	95
14	Universal Technical Institute, Inc. (a)	196

		15,830

	Hotels, Restaurants & Leisure — 2.0%
1	Biglari Holdings, Inc. (a)	317
23	Bob Evans Farms, Inc.	663
39	Boyd Gaming Corp. (a)	192
201	Brinker International, Inc.	4,203
13	Buffalo Wild Wings, Inc. (a)	792
15	CEC Entertainment, Inc.	423
48	Cheesecake Factory, Inc. (The) (a)	1,187
63	Cracker Barrel Old Country Store, Inc.	2,521
12	DineEquity, Inc. (a)	469
21	International Speedway Corp., Class A	489
29	Interval Leisure Group, Inc. (a)	388
15	Marcus Corp.	147
6	Monarch Casino & Resort, Inc. (a)	61
20	Multimedia Games Holding Co., Inc. (a)	79
13	O’Charley’s, Inc. (a)	80
16	Panera Bread Co., Class A (a)	1,646
15	Papa John’s International, Inc. (a)	449
9	Peet’s Coffee & Tea, Inc. (a)	504
36	PF Chang’s China Bistro, Inc.	988
44	Pinnacle Entertainment, Inc. (a)	395
11	Red Robin Gourmet Burgers, Inc. (a)	260
47	Ruby Tuesday, Inc. (a)	338
17	Ruth’s Hospitality Group, Inc. (a)	72
48	Scientific Games Corp., Class A (a)	343
39	Shuffle Master, Inc. (a)	330
43	Sonic Corp. (a)	307
59	Texas Roadhouse, Inc.	786
558	Wendy’s Co. (The)	2,563

		20,992

	Household Durables — 1.0%
29	American Greetings Corp., Class A	537
4	Blyth, Inc.	217
21	Ethan Allen Interiors, Inc.	291
22	Helen of Troy Ltd., (Bermuda) (a)	557
16	iRobot Corp. (a)	407
30	Jarden Corp.	846
52	KB Home (c)	302
14	Kid Brands, Inc. (a)	37
36	La-Z-Boy, Inc., (a)	266
2	Lennar Corp., Class A	29
14	M/I Homes, Inc. (a)	81
23	Meritage Homes Corp. (a)	354
3	NVR, Inc. (a)	1,677
31	Ryland Group, Inc.	330
5	Skyline Corp.	45
68	Standard Pacific Corp. (a)	168
69	Toll Brothers, Inc. (a)	997
50	Tupperware Brands Corp.	2,684
11	Universal Electronics, Inc. (a)	178

		10,003

	Internet & Catalog Retail — 0.1%
10	Blue Nile, Inc. (a)	358
21	Nutrisystem, Inc.	252
16	PetMed Express, Inc.	146

		756

	Leisure Equipment & Products — 0.6%
9	Arctic Cat, Inc. (a)	136
44	Brunswick Corp.	618
45	Callaway Golf Co.	232
19	JAKKS Pacific, Inc.	368
83	Polaris Industries, Inc.	4,158
13	Sturm Ruger & Co., Inc.	344

		5,856

	Media — 0.6%
42	AMC Networks, Inc., Class A (a)	1,329
20	Arbitron, Inc.	645
23	E.W. Scripps Co., Class A (a)	158
28	Harte-Hanks, Inc.	238
49	John Wiley & Sons, Inc., Class A	2,159
27	Live Nation Entertainment, Inc. (a)	220
32	Meredith Corp.	734
18	Scholastic Corp.	496

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Media — Continued
36	Valassis Communications, Inc. (a)	669

		6,648

	Multiline Retail — 1.0%
18	99 Cents Only Stores (a)	326
124	Dollar Tree, Inc. (a)	9,348
28	Fred’s, Inc., Class A	297
66	Saks, Inc. (a)	576
26	Tuesday Morning Corp. (a)	92

		10,639

	Specialty Retail — 4.5%
32	Aaron’s, Inc.	817
50	Advance Auto Parts, Inc.	2,884
57	Aeropostale, Inc. (a)	613
187	American Eagle Outfitters, Inc.	2,196
71	ANN, Inc. (a)	1,619
41	Ascena Retail Group, Inc. (a)	1,110
28	Barnes & Noble, Inc.	336
12	Big 5 Sporting Goods Corp.	73
32	Brown Shoe Co., Inc.	224
78	Buckle, Inc. (The)	3,002
23	Cato Corp. (The), Class A	510
251	Chico’s FAS, Inc.	2,872
26	Christopher & Banks Corp.	92
35	Coldwater Creek, Inc. (a)	43
63	Dick’s Sporting Goods, Inc. (a)	2,109
39	Finish Line, Inc. (The), Class A	782
252	Foot Locker, Inc.	5,064
35	Genesco, Inc. (a)	1,781
17	Group 1 Automotive, Inc.	599
24	Guess?, Inc.	681
13	Haverty Furniture Cos., Inc.	129
20	Hibbett Sports, Inc. (a)	676
31	Hot Topic, Inc.	236
10	Kirkland’s, Inc. (a)	95
15	Lithia Motors, Inc., Class A	217
16	Lumber Liquidators Holdings, Inc. (a)	247
16	MarineMax, Inc. (a)	102
111	Men’s Wearhouse, Inc. (The)	2,892
10	Midas, Inc. (a)	80
11	Monro Muffler Brake, Inc.	359
62	OfficeMax, Inc. (a)	302
37	PEP Boys-Manny Moe & Jack	364
95	PetSmart, Inc.	4,070
77	RadioShack Corp.	892
26	Rent-A-Center, Inc.	716
11	Rue21, Inc. (a) (c)	244
39	Select Comfort Corp. (a)	550
26	Sonic Automotive, Inc., Class A (c)	284
26	Stage Stores, Inc.	367
19	Stein Mart, Inc.	116
20	Tractor Supply Co.	1,246
4	Vitamin Shoppe, Inc. (a)	156
144	Williams-Sonoma, Inc.	4,440
20	Zale Corp. (a) (c)	57
15	Zumiez, Inc. (a)	255

		46,499

	Textiles, Apparel & Luxury Goods — 1.6%
140	CROCS, Inc. (a)	3,307
5	Deckers Outdoor Corp. (a)	507
23	Fossil, Inc. (a)	1,826
39	Hanesbrands, Inc. (a)	979
139	Iconix Brand Group, Inc. (a)	2,189
20	K-Swiss, Inc., Class A (a)	84
66	Liz Claiborne, Inc. (a) (c)	331
17	Maidenform Brands, Inc. (a)	397
12	Movado Group, Inc.	145
10	Oxford Industries, Inc.	332
8	Perry Ellis International, Inc. (a)	156
49	PVH Corp.	2,875
94	Quiksilver, Inc. (a)	288
25	Skechers U.S.A., Inc., Class A (a)	358
32	Steven Madden Ltd. (a)	961
18	True Religion Apparel, Inc. (a)	496
28	Warnaco Group, Inc. (The) (a)	1,287

		16,518

	Total Consumer Discretionary	143,685

Consumer Staples — 4.3%
	Beverages — 0.3%
7	Boston Beer Co., Inc., Class A (a)	496
26	Hansen Natural Corp. (a)	2,251

		2,747

	Food & Staples Retailing — 0.7%
13	Andersons, Inc. (The)	452
28	BJ’s Wholesale Club, Inc. (a)	1,445
72	Casey’s General Stores, Inc.	3,140
9	Nash Finch Co.	240
55	Ruddick Corp.	2,142
16	Spartan Stores, Inc.	242

		7,661

	Food Products — 2.5%
37	B&G Foods, Inc.	615
9	Calavo Growers, Inc.	176
9	Cal-Maine Foods, Inc. (c)	293
43	Corn Products International, Inc.	1,691
265	Darling International, Inc. (a)	3,333
29	Diamond Foods, Inc.	2,299
24	Flowers Foods, Inc.	474
52	Green Mountain Coffee Roasters, Inc. (a)	4,793
44	Hain Celestial Group, Inc. (The) (a)	1,331
10	J&J Snack Foods Corp.	500
14	Lancaster Colony Corp.	824
34	Ralcorp Holdings, Inc. (a)	2,623
6	Seneca Foods Corp., Class A (a)	125
209	Smithfield Foods, Inc. (a)	4,078
37	Snyders-Lance, Inc.	763
18	Tootsie Roll Industries, Inc.	445

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Food Products — Continued
26	TreeHouse Foods, Inc. (a)	1,604

		25,967

	Household Products — 0.6%
42	Central Garden & Pet Co., Class A (a)	294
35	Church & Dwight Co., Inc.	1,536
56	Energizer Holdings, Inc. (a)	3,752
12	WD-40 Co.	485

		6,067

	Personal Products — 0.1%
11	Inter Parfums, Inc.	169
9	Medifast, Inc. (a)	147
35	Prestige Brands Holdings, Inc. (a)	320

		636

	Tobacco — 0.1%
62	Alliance One International, Inc. (a)	151
40	Universal Corp.	1,436

		1,587

	Total Consumer Staples	44,665

Energy — 5.6%
	Energy Equipment & Services — 2.7%
35	Atwood Oceanics, Inc. (a)	1,192
107	Basic Energy Services, Inc. (a)	1,522
12	Bristow Group, Inc.	528
14	CARBO Ceramics, Inc.	1,474
52	Dresser-Rand Group, Inc. (a)	2,100
10	Gulf Island Fabrication, Inc.	206
272	Helix Energy Solutions Group, Inc. (a)	3,557
17	Hornbeck Offshore Services, Inc. (a)	420
334	ION Geophysical Corp. (a)	1,580
8	Lufkin Industries, Inc.	446
18	Matrix Service Co. (a)	155
65	Oceaneering International, Inc.	2,307
36	Oil States International, Inc. (a)	1,824
3	OYO Geospace Corp. (a)	178
216	Patterson-UTI Energy, Inc.	3,746
44	Pioneer Drilling Co. (a)	314
17	SEACOR Holdings, Inc.	1,331
135	Superior Energy Services, Inc. (a)	3,551
55	Tetra Technologies, Inc. (a)	428
25	Unit Corp. (a)	939

		27,798

	Oil, Gas & Consumable Fuels — 2.9%
21	Approach Resources, Inc. (a)	350
131	Arch Coal, Inc.	1,912
6	Bill Barrett Corp. (a)	230
55	Cimarex Energy Co.	3,039
9	Contango Oil & Gas Co. (a)	490
52	Energen Corp.	2,109
93	Forest Oil Corp. (a)	1,337
13	Georesources, Inc. (a)	234
91	Gulfport Energy Corp. (a)	2,210
195	HollyFrontier Corp.	5,120
19	Overseas Shipholding Group, Inc.	267
33	Penn Virginia Corp.	185
17	Petroleum Development Corp. (a)	330
39	Petroquest Energy, Inc. (a)	214
83	Plains Exploration & Production Co. (a)	1,889
69	SM Energy Co.	4,198
76	Southern Union Co.	3,090
135	Stone Energy Corp. (a)	2,186
14	Swift Energy Co. (a)	336
9	World Fuel Services Corp.	310

		30,036

	Total Energy	57,834

Financials — 18.1%
	Capital Markets — 1.1%
47	Affiliated Managers Group, Inc. (a)	3,670
216	Apollo Investment Corp.	1,623
14	Calamos Asset Management, Inc., Class A	143
63	Eaton Vance Corp.	1,406
22	Financial Engines, Inc. (a)	393
30	Investment Technology Group, Inc. (a)	293
9	Jefferies Group, Inc.	109
11	Piper Jaffray Cos. (a)	196
77	Prospect Capital Corp.	648
72	Raymond James Financial, Inc.	1,870
21	SWS Group, Inc.	97
65	Waddell & Reed Financial, Inc., Class A	1,615

		12,063

	Commercial Banks — 3.7%
93	Bank of Hawaii Corp.	3,384
19	Bank of the Ozarks, Inc.	400
52	Boston Private Financial Holdings, Inc.	304
76	Cathay General Bancorp	861
11	City Holding Co.	296
13	City National Corp.	506
28	Columbia Banking System, Inc.	399
81	Commerce Bancshares, Inc.	2,812
27	Community Bank System, Inc.	603
50	Cullen/Frost Bankers, Inc.	2,298
212	East West Bancorp, Inc.	3,166
12	First Bancorp (a)	34
68	First Commonwealth Financial Corp.	251
42	First Financial Bancorp	580
23	First Financial Bankshares, Inc. (c)	596
54	First Midwest Bancorp, Inc.	395
108	FirstMerit Corp.	1,222
19	FNB Corp.	160
86	Fulton Financial Corp.	655
52	Glacier Bancorp, Inc.	488
110	Hanmi Financial Corp. (a)	91
16	Home Bancshares, Inc./AR	335
15	Independent Bank Corp.	334
38	International Bancshares Corp.	501
28	Nara Bancorp, Inc. (a)	167

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Commercial Banks — Continued
87		National Penn Bancshares, Inc.	613
26		NBT Bancorp, Inc.	489
67		Old National Bancorp	622
24		PacWest Bancorp	330
24		Pinnacle Financial Partners, Inc. (a) (c)	265
45		PrivateBancorp, Inc.	338
74		Prosperity Bancshares, Inc.	2,427
18		S&T Bancorp, Inc.	287
36		Signature Bank (a)	1,730
12		Simmons First National Corp., Class A	267
22		Sterling Bancorp	159
49		SVB Financial Group (a)	1,806
27		Texas Capital Bancshares, Inc. (a)	609
6		Tompkins Financial Corp.	204
80		Trustmark Corp.	1,448
22		UMB Financial Corp.	697
32		United Bankshares, Inc. (c)	644
11		United Community Banks, Inc. (a) (c)	97
273		Valley National Bancorp (c)	2,896
36		Webster Financial Corp.	552
21		Westamerica Bancorp	802
44		Wilshire Bancorp, Inc. (a)	122

			38,242

		Consumer Finance — 0.4%
38		Cash America International, Inc.	1,933
44		Ezcorp, Inc., Class A (a)	1,261
17		First Cash Financial Services, Inc. (a)	694
11		World Acceptance Corp. (a)	632

			4,520

		Diversified Financial Services — 0.3%
10		Encore Capital Group, Inc. (a)	220
33		Interactive Brokers Group, Inc., Class A	461
64		MSCI, Inc., Class A (a)	1,937
15		Portfolio Recovery Associates, Inc. (a)	913

			3,531

		Insurance — 3.3%
113		American Financial Group, Inc.	3,499
13		AMERISAFE, Inc. (a)	242
76		Delphi Financial Group, Inc., Class A	1,625
16		eHealth, Inc. (a)	217
30		Employers Holdings, Inc.	377
43		Everest Re Group Ltd., (Bermuda)	3,406
180		Fidelity National Financial, Inc., Class A	2,739
4		Hanover Insurance Group, Inc. (The)	138
65		HCC Insurance Holdings, Inc.	1,754
29		Horace Mann Educators Corp.	328
9		Infinity Property & Casualty Corp.	483
36		Kemper Corp.	854
38		Meadowbrook Insurance Group, Inc.	342
32		National Financial Partners Corp. (a)	352
9		Navigators Group, Inc. (The) (a)	393
15		Presidential Life Corp.	123
40		ProAssurance Corp.	2,879
154		Protective Life Corp.	2,405
79		Reinsurance Group of America, Inc.	3,651
12		RLI Corp.	762
11		Safety Insurance Group, Inc.	413
39		Selective Insurance Group, Inc.	509
–	(h)	StanCorp Financial Group, Inc.	1
11		Stewart Information Services Corp.	101
30		Tower Group, Inc.	681
40		Transatlantic Holdings, Inc.	1,924
14		United Fire & Casualty Co.	249
127		W.R. Berkley Corp.	3,759

			34,206

		Real Estate Investment Trusts (REITs) — 7.9%
29		Acadia Realty Trust	547
45		Alexandria Real Estate Equities, Inc.	2,749
51		American Campus Communities, Inc.	1,911
95		BioMed Realty Trust, Inc.	1,575
53		BRE Properties, Inc.	2,254
51		Camden Property Trust	2,838
35		Cedar Shopping Centers, Inc.	108
63		Colonial Properties Trust	1,139
51		Corporate Office Properties Trust	1,112
74		Cousins Properties, Inc.	435
128		DiamondRock Hospitality Co.	895
188		Duke Realty Corp.	1,973
19		EastGroup Properties, Inc.	734
36		Entertainment Properties Trust	1,403
44		Equity One, Inc.	705
24		Essex Property Trust, Inc.	2,836
71		Extra Space Storage, Inc.	1,324
48		Federal Realty Investment Trust	3,976
50		Franklin Street Properties Corp.	565
19		Getty Realty Corp.	277
56		Healthcare Realty Trust, Inc.	951
56		Highwoods Properties, Inc.	1,586
30		Home Properties, Inc.	1,706
89		Hospitality Properties Trust	1,898
58		Inland Real Estate Corp.	421
42		Kilroy Realty Corp.	1,312
45		Kite Realty Group Trust	166
61		LaSalle Hotel Properties	1,175
72		Lexington Realty Trust	468
86		Liberty Property Trust	2,491
22		LTC Properties, Inc.	551
95		Macerich Co. (The)	4,046
65		Mack-Cali Realty Corp.	1,730
81		Medical Properties Trust, Inc.	724
27		Mid-America Apartment Communities, Inc.	1,602
61		National Retail Properties, Inc.	1,640
78		Omega Healthcare Investors, Inc.	1,246

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Real Estate Investment Trusts (REITs) — Continued
16	Parkway Properties, Inc.	174
42	Pennsylvania Real Estate Investment Trust	327
36	Post Properties, Inc.	1,259
29	Potlatch Corp.	914
14	PS Business Parks, Inc.	673
88	Rayonier, Inc.	3,247
94	Realty Income Corp.	3,017
65	Regency Centers Corp.	2,280
8	Saul Centers, Inc.	275
110	Senior Housing Properties Trust	2,372
60	SL Green Realty Corp.	3,495
20	Sovran Self Storage, Inc.	750
62	Tanger Factory Outlet Centers	1,620
41	Taubman Centers, Inc.	2,081
159	UDR, Inc.	3,517
9	Universal Health Realty Income Trust	302
16	Urstadt Biddle Properties, Inc., Class A	254
94	Weingarten Realty Investors	1,990

		81,616

	Real Estate Management & Development — 0.2%
25	Forestar Group, Inc. (a)	273
31	Jones Lang LaSalle, Inc.	1,596

		1,869

	Thrifts & Mortgage Finance — 1.2%
51	Astoria Financial Corp.	390
28	Bank Mutual Corp.	74
42	Brookline Bancorp, Inc.	326
20	Dime Community Bancshares, Inc.	206
398	First Niagara Financial Group, Inc.	3,643
431	New York Community Bancorp, Inc.	5,128
77	Northwest Bancshares, Inc.	916
41	Oritani Financial Corp.	530
36	Provident Financial Services, Inc.	390
66	Trustco Bank Corp.	294
24	Washington Federal, Inc.	305

		12,202

	Total Financials	188,249

Health Care — 10.8%
	Biotechnology — 1.5%
30	ArQule, Inc. (a)	153
43	Cubist Pharmaceuticals, Inc. (a)	1,528
16	Emergent Biosolutions, Inc. (a)	254
47	Regeneron Pharmaceuticals, Inc. (a)	2,727
50	Savient Pharmaceuticals, Inc. (a) (c)	206
96	United Therapeutics Corp. (a)	3,614
150	Vertex Pharmaceuticals, Inc. (a)	6,689

		15,171

	Health Care Equipment & Supplies — 2.6%
16	Abaxis, Inc. (a)	371
94	Align Technology, Inc. (a)	1,433
9	Analogic Corp.	407
9	Cantel Medical Corp.	187
20	CONMED Corp. (a)	466
41	Cooper Cos., Inc. (The)	3,269
20	CryoLife, Inc. (a)	88
18	Cyberonics, Inc. (a)	497
17	Greatbatch, Inc. (a)	334
100	Hill-Rom Holdings, Inc.	2,997
173	Hologic, Inc. (a)	2,636
9	ICU Medical, Inc. (a)	315
14	Integra LifeSciences Holdings Corp. (a)	518
23	Invacare Corp.	519
7	Kensey Nash Corp. (a)	176
45	Kinetic Concepts, Inc. (a)	2,979
31	Meridian Bioscience, Inc.	494
30	Merit Medical Systems, Inc. (a)	388
21	Natus Medical, Inc. (a)	198
16	Neogen Corp. (a)	569
14	Palomar Medical Technologies, Inc. (a)	108
92	ResMed, Inc. (a)	2,662
10	SonoSite Inc. (a)	304
12	SurModics, Inc. (a)	110
25	Symmetry Medical, Inc. (a)	193
37	Teleflex, Inc.	1,980
38	Thoratec Corp. (a)	1,230
12	West Pharmaceutical Services, Inc.	428
30	Zoll Medical Corp. (a)	1,149

		27,005

	Health Care Providers & Services — 3.5%
8	Air Methods Corp. (a)	511
6	Almost Family, Inc. (a)	98
21	Amedisys, Inc. (a)	316
52	AMERIGROUP Corp. (a)	2,014
28	AMN Healthcare Services, Inc. (a)	114
23	AmSurg Corp. (a)	507
18	Bio-Reference Labs, Inc. (a)	322
27	Catalyst Health Solutions, Inc. (a)	1,541
10	Centene Corp. (a)	298
6	Chemed Corp.	312
142	Community Health Systems, Inc. (a)	2,371
5	Corvel Corp. (a)	205
21	Cross Country Healthcare, Inc. (a)	90
9	Ensign Group, Inc. (The)	213
22	Gentiva Health Services, Inc. (a)	119
23	Hanger Orthopedic Group, Inc. (a)	441
324	Health Management Associates, Inc., Class A (a)	2,242
24	Health Net, Inc. (a)	566
65	Healthspring, Inc. (a)	2,386
24	Healthways, Inc. (a)	232
48	Henry Schein, Inc. (a)	2,957
52	HMS Holdings Corp. (a)	1,268
12	IPC The Hospitalist Co., Inc. (a)	444
7	Landauer, Inc.	334
6	LCA-Vision, Inc. (a)	13
11	LHC Group, Inc. (a)	190

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — Continued
99	LifePoint Hospitals, Inc. (a)	3,621
46	Lincare Holdings, Inc.	1,041
13	Medcath Corp. (a)	185
9	MWI Veterinary Supply, Inc. (a)	618
177	Omnicare, Inc.	4,510
21	PharMerica Corp. (a)	298
32	PSS World Medical, Inc. (a)	633
60	Universal Health Services, Inc., Class B	2,035
100	WellCare Health Plans, Inc. (a)	3,816

		36,861

	Health Care Technology — 0.5%
148	Allscripts Healthcare Solutions, Inc. (a)	2,665
8	Computer Programs & Systems, Inc.	525
24	Omnicell, Inc. (a)	324
13	Quality Systems, Inc.	1,256

		4,770

	Life Sciences Tools & Services — 0.9%
49	Affymetrix, Inc. (a)	242
4	Bio-Rad Laboratories, Inc., Class A (a)	398
18	Cambrex Corp. (a)	92
29	Charles River Laboratories International, Inc. (a)	839
57	Covance, Inc. (a)	2,588
23	Enzo Biochem, Inc. (a)	59
30	eResearchTechnology, Inc. (a)	135
5	Illumina, Inc. (a)	203
3	Mettler-Toledo International, Inc. (a)	446
103	Pharmaceutical Product Development, Inc.	2,653
27	Techne Corp.	1,812

		9,467

	Pharmaceuticals — 1.8%
167	Endo Pharmaceuticals Holdings, Inc. (a)	4,674
7	Hi-Tech Pharmacal Co., Inc. (a)	239
38	Medicines Co. (The) (a)	567
51	Medicis Pharmaceutical Corp., Class A	1,843
23	Par Pharmaceutical Cos., Inc. (a)	614
47	Perrigo Co.	4,533
146	Questcor Pharmaceuticals, Inc. (a)	3,968
42	Salix Pharmaceuticals Ltd. (a)	1,254
85	ViroPharma, Inc. (a)	1,534

		19,226

	Total Health Care	112,500

Industrials — 14.5%
	Aerospace & Defense — 1.4%
29	AAR Corp.	477
11	Aerovironment, Inc. (a)	307
70	Alliant Techsystems, Inc.	3,818
7	American Science & Engineering, Inc.	402
106	BE Aerospace, Inc. (a)	3,502
18	Ceradyne, Inc. (a)	480
12	Cubic Corp.	468
7	Curtiss-Wright Corp.	213
42	GenCorp, Inc. (a)	189
26	Moog, Inc., Class A (a)	844
4	National Presto Industries Inc.	340
45	Orbital Sciences Corp. (a)	570
12	Teledyne Technologies, Inc. (a)	569
49	Triumph Group, Inc.	2,410

		14,589

	Air Freight & Logistics — 0.1%
21	Forward Air Corp.	533
20	UTi Worldwide, Inc., (United Kingdom)	257

		790

	Airlines — 0.6%
90	Alaska Air Group, Inc. (a)	5,087
11	Allegiant Travel Co. (a)	537
39	SkyWest, Inc.	452

		6,076

	Building Products — 0.6%
54	A.O. Smith Corp.	1,722
13	AAON, Inc.	203
19	Apogee Enterprises, Inc.	168
22	Gibraltar Industries, Inc. (a)	178
33	Griffon Corp. (a)	267
32	Lennox International, Inc.	817
12	NCI Building Systems, Inc. (a)	87
26	Quanex Building Products Corp.	287
76	Simpson Manufacturing Co., Inc.	1,891
14	Universal Forest Products, Inc.	338

		5,958

	Commercial Services & Supplies — 1.9%
34	ABM Industries, Inc.	644
89	Brink’s Co. (The)	2,080
7	Consolidated Graphics, Inc. (a)	271
80	Copart, Inc. (a)	3,146
58	Corrections Corp. of America (a)	1,311
100	Deluxe Corp.	1,866
13	G&K Services, Inc., Class A	331
48	Healthcare Services Group, Inc.	773
47	Herman Miller, Inc.	838
27	HNI Corp.	515
47	Interface, Inc., Class A	554
22	Mine Safety Appliances Co.	599
32	Mobile Mini, Inc. (a)	530
45	Rollins, Inc.	843
8	Standard Register Co. (The)	21
31	SYKES Enterprises, Inc. (a)	466
42	Tetra Tech, Inc. (a)	779
11	UniFirst Corp.	478
25	United Stationers, Inc.	672
14	Viad Corp.	243

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Commercial Services & Supplies — Continued
81		Waste Connections, Inc.	2,728

			19,688

		Construction & Engineering — 1.1%
27		Comfort Systems USA, Inc.	221
26		Dycom Industries, Inc. (a)	395
123		EMCOR Group, Inc. (a)	2,509
26		Granite Construction, Inc.	487
29		Insituform Technologies, Inc., Class A (a)	331
146		KBR, Inc.	3,453
20		Orion Marine Group, Inc. (a)	113
141		URS Corp. (a)	4,169

			11,678

		Electrical Equipment — 1.4%
133		AMETEK, Inc.	4,385
9		AZZ, Inc.	340
75		Belden, Inc.	1,933
86		Brady Corp., Class A	2,262
14		Encore Wire Corp.	281
38		General Cable Corp. (a)	885
34		Hubbell, Inc., Class B	1,694
18		II-VI, Inc. (a)	320
6		Powell Industries, Inc. (a)	194
–	(h)	Regal-Beloit Corp.	2
49		Thomas & Betts Corp. (a)	1,968
16		Vicor Corp.	141

			14,405

		Industrial Conglomerates — 0.2%
54		Carlisle Cos., Inc.	1,708
9		Standex International Corp.	269
16		Tredegar Corp.	237

			2,214

		Machinery — 4.2%
179		Actuant Corp., Class A	3,540
138		AGCO Corp. (a)	4,763
20		Albany International Corp., Class A	368
15		Astec Industries, Inc. (a)	445
10		Badger Meter, Inc.	302
12		Barnes Group, Inc.	233
37		Briggs & Stratton Corp.	494
6		Cascade Corp.	213
12		CIRCOR International, Inc.	366
36		CLARCOR, Inc.	1,492
47		Crane Co.	1,695
3		Donaldson Co., Inc.	157
15		EnPro Industries, Inc. (a)	437
20		ESCO Technologies, Inc.	520
45		Federal Signal Corp.	197
77		Gardner Denver, Inc.	4,898
65		Graco, Inc.	2,235
20		John Bean Technologies Corp.	290
143		Kennametal, Inc.	4,686
47		Lincoln Electric Holdings, Inc.	1,360
9		Lindsay Corp.	490
12		Lydall, Inc. (a)	104
28		Mueller Industries, Inc.	1,066
75		Nordson Corp.	2,983
17		SPX Corp.	752
14		Tennant Co.	491
122		Timken Co.	3,995
22		Toro Co. (The)	1,090
28		Valmont Industries, Inc.	2,160
30		Wabtec Corp.	1,594
3		Watts Water Technologies, Inc., Class A	86

			43,502

		Marine — 0.5%
34		Alexander & Baldwin, Inc.	1,230
78		Kirby Corp. (a)	4,129

			5,359

		Professional Services — 0.7%
9		CDI Corp.	96
24		Corporate Executive Board Co. (The)	708
22		Dolan Co. (The) (a)	195
10		Exponent, Inc. (a)	408
16		FTI Consulting, Inc. (a)	573
13		Heidrick & Struggles International, Inc.	207
17		Insperity, Inc.	380
21		Kelly Services, Inc., Class A	241
34		Korn/Ferry International (a)	409
6		Manpower, Inc.	189
37		Navigant Consulting, Inc. (a)	341
26		On Assignment, Inc. (a)	182
33		Resources Connection, Inc.	325
11		School Specialty, Inc. (a)	79
51		Towers Watson & Co., Class A	3,026
34		TrueBlue, Inc. (a)	380

			7,739

		Road & Rail — 1.1%
18		Arkansas Best Corp.	296
99		J.B. Hunt Transport Services, Inc.	3,581
96		Kansas City Southern (a)	4,798
39		Knight Transportation, Inc.	518
11		Landstar System, Inc.	428
55		Old Dominion Freight Line, Inc. (a)	1,581

			11,202

		Trading Companies & Distributors — 0.7%
45		Applied Industrial Technologies, Inc.	1,212
19		Kaman Corp.	527
4		Lawson Products, Inc.	52
18		MSC Industrial Direct Co., Class A	1,033
152		United Rentals, Inc. (a)	2,554
31		Watsco, Inc.	1,571

			6,949

		Total Industrials	150,149

Information Technology — 17.0%
		Communications Equipment — 1.5%
32		ADTRAN, Inc.	851
114		Arris Group, Inc. (a)	1,177

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Communications Equipment — Continued
8		Bel Fuse, Inc., Class B	125
13		Black Box Corp.	275
31		Blue Coat Systems, Inc. (a)	437
20		Comtech Telecommunications Corp.	550
17		DG FastChannel, Inc. (a)	286
17		Digi International, Inc. (a)	192
–	(h)	F5 Networks, Inc. (a)	13
76		Harmonic, Inc. (a)	324
78		NETGEAR, Inc. (a)	2,014
20		Network Equipment Technologies, Inc. (a)	40
14		Oplink Communications, Inc. (a)	219
13		PC-Tel, Inc. (a)	83
100		Plantronics, Inc.	2,834
153		Polycom, Inc. (a)	2,807
130		Riverbed Technology, Inc. (a)	2,597
31		Symmetricom, Inc. (a)	133
48		Tekelec (a)	290

			15,247

		Computers & Peripherals — 0.7%
21		Avid Technology, Inc. (a)	163
64		Diebold, Inc.	1,752
36		Intermec, Inc. (a)	234
15		Intevac, Inc. (a)	107
121		NCR Corp. (a)	2,049
23		Novatel Wireless, Inc. (a)	70
151		QLogic Corp. (a)	1,912
15		Stratasys, Inc. (a)	277
18		Super Micro Computer, Inc. (a)	227
25		Synaptics, Inc. (a)	596

			7,387

		Electronic Equipment, Instruments & Components — 2.7%
15		Agilysys, Inc. (a)	106
26		Arrow Electronics, Inc. (a)	715
196		Avnet, Inc. (a)	5,121
44		Benchmark Electronics, Inc. (a)	568
47		Brightpoint, Inc. (a)	437
28		Checkpoint Systems, Inc. (a)	382
13		Cognex Corp.	358
24		CTS Corp.	192
25		Daktronics, Inc.	211
12		DTS, Inc. (a)	303
18		Electro Scientific Industries, Inc. (a)	216
12		FARO Technologies, Inc. (a)	366
54		FEI Co. (a)	1,613
18		Gerber Scientific, Inc. (a)	—
34		Insight Enterprises, Inc. (a)	510
43		Itron, Inc. (a)	1,263
16		Littelfuse, Inc.	645
6		LoJack Corp. (a)	20
22		Mercury Computer Systems, Inc. (a)	251
26		Methode Electronics, Inc.	195
11		MTS Systems Corp.	352
27		Newport Corp. (a)	288
14		OSI Systems, Inc. (a)	483
14		Park Electrochemical Corp.	306
26		Pulse Electronics Corp.	74
17		RadiSys Corp. (a)	104
40		Rofin-Sinar Technologies, Inc. (a)	770
12		Rogers Corp. (a)	452
19		Scansource, Inc. (a)	566
27		SYNNEX Corp. (a)	705
88		Tech Data Corp. (a)	3,822
72		Trimble Navigation Ltd. (a)	2,424
88		TTM Technologies, Inc. (a)	838
358		Vishay Intertechnology, Inc. (a)	2,994

			27,650

		Internet Software & Services — 1.4%
77		AOL, Inc. (a)	927
19		comScore, Inc. (a)	327
30		DealerTrack Holdings, Inc. (a)	465
29		Digital River, Inc. (a)	591
35		Equinix, Inc. (a)	3,070
27		Infospace, Inc. (a)	223
33		j2 Global Communications, Inc.	897
13		Liquidity Services, Inc. (a)	403
35		LivePerson, Inc. (a)	346
12		LogMeIn, Inc. (a)	389
19		Perficient, Inc. (a)	138
78		Rackspace Hosting, Inc. (a)	2,656
17		RightNow Technologies, Inc. (a)	572
9		Stamps.com, Inc.	176
62		United Online, Inc.	326
179		ValueClick, Inc. (a)	2,793
21		XO Group, Inc. (a)	175

			14,474

		IT Services — 3.3%
58		Acxiom Corp. (a)	619
75		Alliance Data Systems Corp. (a) (c)	6,920
71		CACI International, Inc., Class A (a)	3,557
23		Cardtronics, Inc. (a)	532
50		CIBER, Inc. (a)	150
22		Convergys Corp. (a)	209
36		CoreLogic, Inc. (a)	389
24		CSG Systems International, Inc. (a)	309
90		DST Systems, Inc.	3,931
11		Forrester Research, Inc.	344
94		Gartner, Inc. (a)	3,262
90		Global Payments, Inc.	3,635
27		Heartland Payment Systems, Inc.	538
21		iGate Corp.	247
234		Lender Processing Services, Inc.	3,206
16		ManTech International Corp., Class A	515
9		MAXIMUS, Inc.	330
4		NCI, Inc., Class A (a)	53
43		NeuStar, Inc., Class A (a)	1,093
21		TeleTech Holdings, Inc. (a)	327
76		VeriFone Systems, Inc. (a)	2,661
11		Virtusa Corp. (a)	145

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		IT Services — Continued
42		Wright Express Corp. (a)	1,611

			34,583

		Office Electronics — 0.1%
37		Zebra Technologies Corp., Class A (a)	1,158

		Semiconductors & Semiconductor Equipment — 3.2%
27		Advanced Energy Industries, Inc. (a)	234
277		Atmel Corp. (a)	2,237
24		ATMI, Inc. (a)	380
47		Brooks Automation, Inc.	386
12		Cabot Microelectronics Corp. (a)	397
16		Ceva, Inc. (a)	388
7		Cirrus Logic, Inc. (a)	106
17		Cohu, Inc.	170
35		Cymer, Inc. (a)	1,318
174		Cypress Semiconductor Corp. (a)	2,612
16		DSP Group, Inc. (a)	97
51		Entropic Communications, Inc. (a)	212
32		Exar Corp. (a)	183
279		Fairchild Semiconductor International, Inc. (a)	3,018
92		GT Advanced Technologies, Inc. (a)	645
8		Hittite Microwave Corp. (a)	399
45		Kopin Corp. (a)	154
51		Kulicke & Soffa Industries, Inc. (a)	381
155		Lam Research Corp. (a)	5,893
35		Micrel, Inc.	333
107		Microsemi Corp. (a)	1,716
74		MKS Instruments, Inc.	1,599
25		Monolithic Power Systems, Inc. (a)	257
12		Nanometrics, Inc. (a)	180
17		Pericom Semiconductor Corp. (a)	128
12		Rubicon Technology Inc. (a)	130
21		Rudolph Technologies, Inc. (a)	144
24		Semtech Corp. (a)	497
20		Sigma Designs, Inc. (a)	155
110		Skyworks Solutions, Inc. (a)	1,967
16		Standard Microsystems Corp. (a)	317
9		Supertex, Inc. (a)	156
37		Tessera Technologies, Inc. (a)	443
19		Ultratech, Inc. (a)	329
49		Varian Semiconductor Equipment Associates, Inc. (a)	2,989
103		Veeco Instruments, Inc. (a) (c)	2,516
18		Volterra Semiconductor Corp. (a)	346

			33,412

		Software — 4.1%
24		ACI Worldwide, Inc. (a)	651
23		Advent Software, Inc. (a)	478
67		ANSYS, Inc. (a)	3,282
32		Blackbaud, Inc.	722
25		Bottomline Technologies, Inc. (a)	512
511		Cadence Design Systems, Inc. (a)	4,723
62		CommVault Systems, Inc. (a)	2,285
28		Ebix, Inc. (a) (c)	409
24		EPIQ Systems, Inc.	295
30		FactSet Research Systems, Inc.	2,643
85		Fair Isaac Corp.	1,860
71		Informatica Corp. (a)	2,924
10		Interactive Intelligence Group (a)	274
11		JDA Software Group, Inc. (a)	266
16		Manhattan Associates, Inc. (a)	522
36		Mentor Graphics Corp. (a)	345
46		MICROS Systems, Inc. (a)	2,028
6		MicroStrategy, Inc., Class A (a)	695
20		Monotype Imaging Holdings, Inc. (a)	245
26		Netscout Systems, Inc. (a)	293
74		Progress Software Corp. (a)	1,295
186		Quest Software, Inc. (a)	2,947
88		Rovi Corp. (a)	3,770
10		Smith Micro Software, Inc. (a)	15
21		Sourcefire, Inc. (a)	573
90		Synopsys, Inc. (a)	2,183
250		Take-Two Interactive Software, Inc. (a)	3,183
49		THQ, Inc. (a)	84
105		TIBCO Software, Inc. (a)	2,362
19		Tyler Technologies, Inc. (a)	474
29		Websense, Inc. (a)	503

			42,841

		Total Information Technology	176,752

Materials — 5.4%
		Chemicals — 2.8%
23		A Schulman, Inc.	390
100		Albemarle Corp.	4,039
14		American Vanguard Corp.	159
18		Arch Chemicals, Inc.	846
62		Ashland, Inc.	2,718
21		Balchem Corp.	768
56		Cabot Corp.	1,384
43		Calgon Carbon Corp. (a)	626
75		Cytec Industries, Inc.	2,627
6		Hawkins, Inc.	199
–	(h)	International Flavors & Fragrances, Inc.	2
106		Intrepid Potash, Inc. (a)	2,641
15		Koppers Holdings, Inc.	374
20		Kraton Performance Polymers, Inc. (a)	323
12		LSB Industries, Inc. (a)	350
19		Minerals Technologies, Inc.	918
30		NewMarket Corp.	4,621
30		Olin Corp.	546
68		OM Group, Inc. (a)	1,779
128		PolyOne Corp.	1,369
9		Quaker Chemical Corp.	238
20		Scotts Miracle-Gro Co. (The), Class A	910
1		Sensient Technologies Corp.	48
6		Stepan Co.	377
30		STR Holdings, Inc. (a) (c)	240
3		Westlake Chemical Corp.	95

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Chemicals — Continued
15	Zep, Inc.	230

		28,817

	Construction Materials — 0.0% (g)
32	Headwaters, Inc. (a)	46

	Containers & Packaging — 0.7%
18	Aptargroup, Inc.	794
7	Greif, Inc., Class A	283
24	Myers Industries, Inc.	246
74	Packaging Corp. of America	1,730
36	Silgan Holdings, Inc.	1,309
27	Sonoco Products Co.	757
58	Temple-Inland, Inc.	1,834

		6,953

	Metals & Mining — 1.2%
12	AM Castle & Co. (a)	127
18	AMCOL International Corp.	433
34	Carpenter Technology Corp.	1,548
49	Century Aluminum Co. (a)	439
21	Compass Minerals International, Inc.	1,434
9	Haynes International, Inc.	380
11	Kaiser Aluminum Corp.	470
15	Materion Corp. (a)	351
6	Olympic Steel, Inc.	107
54	Reliance Steel & Aluminum Co.	1,823
92	RTI International Metals, Inc. (a)	2,149
195	Steel Dynamics, Inc.	1,932
85	Worthington Industries, Inc.	1,193

		12,386

	Paper & Forest Products — 0.7%
30	Buckeye Technologies, Inc.	716
17	Clearwater Paper Corp. (a)	567
7	Deltic Timber Corp.	445
61	Domtar Corp., (Canada)	4,183
28	KapStone Paper & Packaging Corp. (a)	386
10	Neenah Paper, Inc.	145
12	Schweitzer-Mauduit International, Inc.	690
34	Wausau Paper Corp.	218

		7,350

	Total Materials	55,552

Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.3%
7	Atlantic Tele-Network, Inc.	216
22	Cbeyond, Inc. (a)	152
138	Cincinnati Bell, Inc. (a)	427
30	General Communication, Inc., Class A (a)	244
23	Neutral Tandem, Inc. (a)	223
110	tw telecom, inc. (a)	1,824

		3,086

	Wireless Telecommunication Services — 0.2%
23	NTELOS Holdings Corp.	402
65	Telephone & Data Systems, Inc.	1,386
15	USA Mobility, Inc.	203

		1,991

	Total Telecommunication Services	5,077

Utilities — 5.4%
	Electric Utilities — 1.8%
24	Allete, Inc.	871
10	Central Vermont Public Service Corp.	339
85	DPL, Inc.	2,558
62	El Paso Electric Co.	1,990
71	Great Plains Energy, Inc.	1,364
94	Hawaiian Electric Industries, Inc.	2,284
15	IDACORP, Inc.	578
115	NV Energy, Inc.	1,689
204	PNM Resources, Inc.	3,359
67	UniSource Energy Corp.	2,436
52	Westar Energy, Inc.	1,362

		18,830

	Gas Utilities — 1.5%
44	AGL Resources, Inc.	1,787
137	Atmos Energy Corp.	4,439
16	Laclede Group, Inc. (The)	621
9	National Fuel Gas Co.	434
45	New Jersey Resources Corp.	1,895
249	Questar Corp.	4,415
5	South Jersey Industries, Inc.	242
9	Southwest Gas Corp.	324
37	UGI Corp.	972

		15,129

	Multi-Utilities — 2.0%
152	Alliant Energy Corp.	5,868
65	Avista Corp.	1,542
11	CH Energy Group, Inc.	570
43	MDU Resources Group, Inc.	819
51	NorthWestern Corp.	1,641
77	NSTAR	3,465
82	OGE Energy Corp.	3,909
120	Vectren Corp.	3,245

		21,059

	Water Utilities — 0.1%
14	American States Water Co.	481

	Total Utilities	55,499

	Total Common Stocks (Cost $1,002,390)	989,962

NUMBER OF RIGHTS
Right — 0.0% (g)
	Financials — 0.0% (g)
12	First Bancorp, expiring 11/29/11 (a) (Cost $–)	—

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — 0.5%
3,000	U.S. Treasury Bill, 0.009%, 11/03/11 (k) (n)	3,000
880	U.S. Treasury Bill, 0.016%, 02/16/12 (k) (n)	879
930	U.S. Treasury Bill, 0.051%, 10/20/11 (k) (n)	930

	Total U.S. Treasury Obligations (Cost $4,810)	4,809

SHARES
Short-Term Investment — 4.3%
	Investment Company — 4.3%
45,214	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $45,214)	45,214

Investments of Cash Collateral for Securities on Loan — 1.5%
	Investment Company — 1.5%
15,809	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $15,809)	15,809

	Total Investments — 101.7% (Cost $1,068,223)	1,055,794
	Liabilities in Excess of Other Assets — (1.7)%	(17,977)

	NET ASSETS — 100.0%	$1,037,817

Percentages indicated are based on net assets.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
206	E-mini Russell 2000	12/16/11	$13,215	$(635)
438	S&P Mid Cap 400	12/16/11	34,116	(1,860)

				$(2,495)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,295
Aggregate gross unrealized depreciation	(112,724)

Net unrealized appreciation/depreciation	$(12,429)

Federal income tax cost of investments	$1,068,223

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$1,050,985	$4,809	$—	$1,055,794
Depreciation in Other Financial Instruments
Futures Contracts	$(2,495)	$—	$—	$(2,495)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Bills that are held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
	Consumer Discretionary — 18.8%
	Auto Components — 1.5%
317	BorgWarner, Inc. (a)	19,182

	Automobiles — 2.5%
708	Harley-Davidson, Inc.	24,292
314	Tesla Motors, Inc. (a) (c)	7,649

		31,941

	Diversified Consumer Services — 0.5%
239	Sotheby’s	6,575

	Hotels, Restaurants & Leisure — 4.4%
1,055	International Game Technology	15,328
679	Marriott International, Inc., Class A	18,501
497	Royal Caribbean Cruises Ltd.	10,757
106	Wynn Resorts Ltd.	12,187

		56,773

	Household Durables — 1.5%
178	Tempur-Pedic International, Inc. (a)	9,343
645	Toll Brothers, Inc. (a)	9,303

		18,646

	Internet & Catalog Retail — 0.7%
77	NetFlix, Inc. (a)	8,736

	Media — 2.1%
409	Scripps Networks Interactive, Inc., Class A	15,188
8,084	Sirius XM Radio, Inc. (a)	12,207

		27,395

	Specialty Retail — 1.8%
215	Abercrombie & Fitch Co., Class A	13,217
311	Dick’s Sporting Goods, Inc. (a)	10,393

		23,610

	Textiles, Apparel & Luxury Goods — 3.8%
303	Coach, Inc.	15,689
142	Deckers Outdoor Corp. (a)	13,261
122	Fossil, Inc. (a)	9,914
205	Lululemon Athletica, Inc., (Canada) (a)	9,978

		48,842

	Total Consumer Discretionary	241,700

	Energy — 7.4%
	Energy Equipment & Services — 3.5%
580	Cameron International Corp. (a)	24,075
71	CARBO Ceramics, Inc.	7,259
156	Core Laboratories N.V., (Netherlands)	13,969

		45,303

	Oil, Gas & Consumable Fuels — 3.9%
329	Concho Resources, Inc. (a)	23,377
303	Newfield Exploration Co. (a)	12,030
258	Range Resources Corp.	15,053

		50,460

	Total Energy	95,763

	Financials — 8.1%
	Capital Markets — 4.1%
863	Blackstone Group LP (The)	10,344
464	Lazard Ltd., (Bermuda), Class A	9,786
743	Och-Ziff Capital Management Group LLC, Class A	6,788
349	T. Rowe Price Group, Inc.	16,688
694	TD Ameritrade Holding Corp.	10,201

		53,807

	Commercial Banks — 1.0%
271	BOK Financial Corp.	12,698

	Diversified Financial Services — 1.4%
591	Moody’s Corp.	17,999

	Real Estate Investment Trusts (REITs) — 1.6%
212	Camden Property Trust	11,721
356	ProLogis, Inc.	8,628

		20,349

	Total Financials	104,853

	Health Care — 14.5%
	Biotechnology — 1.4%
287	Alexion Pharmaceuticals, Inc. (a)	18,379

	Health Care Equipment & Supplies — 2.3%
421	Sirona Dental Systems, Inc. (a)	17,854
370	Thoratec Corp. (a)	12,090

		29,944

	Health Care Providers & Services — 4.2%
721	Brookdale Senior Living, Inc. (a)	9,045
435	Coventry Health Care, Inc. (a)	12,524
268	Humana, Inc.	19,464
583	Lincare Holdings, Inc.	13,113

		54,146

	Health Care Technology — 1.3%
239	Cerner Corp. (a)	16,410

	Life Sciences Tools & Services — 2.2%
466	Agilent Technologies, Inc. (a)	14,577
459	Bruker Corp. (a)	6,206
183	Illumina, Inc. (a)	7,492

		28,275

	Pharmaceuticals — 3.1%
154	Perrigo Co.	14,907
661	Valeant Pharmaceuticals International, Inc., (Canada)	24,525

		39,432

	Total Health Care	186,586

	Industrials — 19.5%
	Aerospace & Defense — 2.8%
204	Goodrich Corp.	24,619

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Aerospace & Defense — Continued
145	TransDigm Group, Inc. (a)	11,834

		36,453

	Building Products — 1.0%
357	Armstrong World Industries, Inc.	12,309

	Commercial Services & Supplies — 1.4%
217	Stericycle, Inc. (a)	17,506

	Electrical Equipment — 1.8%
236	Cooper Industries plc	10,898
180	Roper Industries, Inc.	12,407

		23,305

	Industrial Conglomerates — 1.0%
423	Carlisle Cos., Inc.	13,475

	Machinery — 5.4%
243	AGCO Corp. (a)	8,390
184	Cummins, Inc.	15,054
400	Pall Corp.	16,964
194	Parker Hannifin Corp.	12,241
315	Wabtec Corp.	16,629

		69,278

	Professional Services — 1.4%
242	IHS, Inc., Class A (a)	18,111

	Road & Rail — 1.7%
869	Avis Budget Group, Inc. (a)	8,406
366	J.B. Hunt Transport Services, Inc.	13,220

		21,626

	Trading Companies & Distributors — 3.0%
593	Air Lease Corp. (a) (c)	11,386
184	W.W. Grainger, Inc.	27,560

		38,946

	Total Industrials	251,009

	Information Technology — 25.5%
	Communications Equipment — 2.6%
388	Aruba Networks, Inc. (a)	8,105
187	F5 Networks, Inc. (a)	13,300
668	Polycom, Inc. (a)	12,275

		33,680

	Computers & Peripherals — 0.8%
319	NetApp, Inc. (a)	10,820

	Electronic Equipment, Instruments & Components — 2.0%
299	Amphenol Corp., Class A	12,201
474	TE Connectivity Ltd., (Switzerland)	13,327

		25,528

	Internet Software & Services — 2.5%
164	Equinix, Inc. (a)	14,587
176	OpenTable, Inc. (a)	8,079
274	Rackspace Hosting, Inc. (a)	9,341

		32,007

	IT Services — 4.2%
236	Alliance Data Systems Corp. (a) (c)	21,887
549	CGI Group, Inc., (Canada), Class A (a)	10,319
288	FleetCor Technologies, Inc. (a)	7,573
422	VeriFone Systems, Inc. (a)	14,772

		54,551

	Office Electronics — 0.6%
247	Zebra Technologies Corp., Class A (a)	7,639

	Semiconductors & Semiconductor Equipment — 4.1%
521	Avago Technologies Ltd., (Singapore)	17,070
784	Freescale Semiconductor Holdings I Ltd. (a)	8,652
464	Microchip Technology, Inc. (c)	14,444
480	Xilinx, Inc.	13,160

		53,326

	Software — 8.7%
174	Citrix Systems, Inc. (a)	9,483
203	Concur Technologies, Inc. (a)	7,541
123	FactSet Research Systems, Inc.	10,952
380	Fortinet, Inc. (a)	6,382
345	MICROS Systems, Inc. (a)	15,145
927	Nuance Communications, Inc. (a)	18,863
402	Red Hat, Inc. (a)	16,984
307	Rovi Corp. (a)	13,191
114	Salesforce.com, Inc. (a)	12,982

		111,523

	Total Information Technology	329,074

	Materials — 3.8%
	Chemicals — 2.9%
282	FMC Corp.	19,510
247	Sherwin-Williams Co. (The)	18,379

		37,889

	Containers & Packaging — 0.9%
257	Greif, Inc., Class A	11,010

	Total Materials	48,899

	Total Common Stocks (Cost $1,205,693)	1,257,884

Short-Term Investment — 3.2%
	Investment Company — 3.2%
41,701	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $41,701)	41,701

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment of Cash Collateral for Securities on Loan — 1.5%
	Investment Company — 1.5%
19,527	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $19,527)	19,527
	Total Investments — 102.3% (Cost $1,266,921)	1,319,112
	Liabilities in Excess of Other Assets — (2.3)%	(29,476)

	NET ASSETS — 100.0%	$1,289,636

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,460
Aggregate gross unrealized depreciation	(139,269)

Net unrealized appreciation/depreciation	$52,191

Federal income tax cost of investments	$1,266,921

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,319,112	$—	$—	$1,319,112

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 97.7% (j)
Common Stocks — 79.6%
		Consumer Discretionary — 15.6%
		Auto Components — 1.2%
27		Autoliv, Inc., (Sweden)	1,288
13		BorgWarner, Inc. (a)	807
47		Goodyear Tire & Rubber Co. (The) (a)	472
34		Lear Corp.	1,466
35		Tenneco, Inc. (a)	891
42		TRW Automotive Holdings Corp. (a)	1,371

			6,295

		Automobiles — 0.6%
142		Ford Motor Co. (a)	1,375
36		General Motors Co. (a)	736
37		Harley-Davidson, Inc.	1,283

			3,394

		Diversified Consumer Services — 2.0%
43		Apollo Group, Inc., Class A (a)	1,693
56		Bridgepoint Education, Inc. (a)	969
40		Career Education Corp. (a)	518
42		Coinstar, Inc. (a)	1,675
26		ITT Educational Services, Inc. (a)	1,472
42		Sotheby’s	1,165
17		Strayer Education, Inc.	1,271
25		Weight Watchers International, Inc.	1,471

			10,234

		Hotels, Restaurants & Leisure — 2.1%
83		Brinker International, Inc.	1,737
22		Cracker Barrel Old Country Store, Inc.	870
25		Las Vegas Sands Corp. (a)	948
46		Penn National Gaming, Inc. (a)	1,515
35		PF Chang’s China Bistro, Inc.	950
31		Vail Resorts, Inc.	1,185
107		Wendy’s Co. (The)	493
54		Wyndham Worldwide Corp.	1,534
14		Wynn Resorts Ltd.	1,647

			10,879

		Household Durables — 0.7%
40		Harman International Industries, Inc.	1,145
30		Tempur-Pedic International, Inc. (a)	1,573
19		Tupperware Brands Corp.	1,006

			3,724

		Internet & Catalog Retail — 0.7%
4		Amazon.com, Inc. (a)	871
73		Expedia, Inc.	1,878
6		NetFlix, Inc. (a)	635
–	(h)	priceline.com, Inc. (a)	165

			3,549

		Leisure Equipment & Products — 0.6%
50		Brunswick Corp.	704
14		Hasbro, Inc.	444
4		Mattel, Inc.	97
34		Polaris Industries, Inc.	1,685

			2,930

		Media — 1.8%
85		Cablevision Systems Corp., Class A	1,343
63		CBS Corp., Class B	1,278
32		Cinemark Holdings, Inc.	610
63		DISH Network Corp., Class A (a)	1,577
57		Gannett Co., Inc.	541
29		McGraw-Hill Cos., Inc. (The)	1,176
31		Omnicom Group, Inc.	1,158
5		Time Warner Cable, Inc.	322
51		Virgin Media, Inc.	1,252

			9,257

		Multiline Retail — 0.8%
16		Dollar Tree, Inc. (a)	1,176
56		Macy’s, Inc.	1,485
33		Nordstrom, Inc.	1,500

			4,161

		Specialty Retail — 3.9%
21		Aaron’s, Inc.	543
20		Abercrombie & Fitch Co., Class A	1,219
37		ANN, Inc. (a)	834
5		AutoZone, Inc. (a)	1,563
17		Bed Bath & Beyond, Inc. (a)	982
57		Best Buy Co., Inc.	1,334
36		Buckle, Inc. (The)	1,403
109		Chico’s FAS, Inc.	1,249
19		DSW, Inc., Class A	893
74		Foot Locker, Inc.	1,481
21		GameStop Corp., Class A (a)	480
89		Gap, Inc. (The)	1,450
20		Genesco, Inc. (a)	1,017
47		Limited Brands, Inc.	1,825
34		Men’s Wearhouse, Inc. (The)	874
166		Pier 1 Imports, Inc. (a)	1,620
14		Tiffany & Co.	850
14		Ulta Salon Cosmetics & Fragrance, Inc. (a)	885

			20,502

		Textiles, Apparel & Luxury Goods — 1.2%
20		Coach, Inc.	1,054
51		CROCS, Inc. (a)	1,203
8		Fossil, Inc. (a)	665
55		Iconix Brand Group, Inc. (a)	876
21		PVH Corp.	1,211
8		Ralph Lauren Corp.	989
3		V.F. Corp.	339

			6,337

		Total Consumer Discretionary	81,262

		Consumer Staples — 4.1%
		Beverages — 0.8%
53		Coca-Cola Enterprises, Inc.	1,319
61		Constellation Brands, Inc., Class A (a)	1,103

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Beverages — Continued
49	Dr. Pepper Snapple Group, Inc.	1,884

		4,306

	Food & Staples Retailing — 0.5%
27	Casey's General Stores, Inc.	1,168
39	Kroger Co. (The)	856
13	Safeway, Inc.	216
13	Walgreen Co.	417

		2,657

	Food Products — 1.4%
29	ConAgra Foods, Inc.	698
71	Darling International, Inc. (a)	896
96	Dean Foods Co. (a)	849
34	Fresh Del Monte Produce, Inc.	791
10	Hormel Foods Corp.	277
11	Sara Lee Corp.	175
88	Smithfield Foods, Inc. (a)	1,714
95	Tyson Foods, Inc., Class A	1,649

		7,049

	Personal Products — 0.5%
29	Herbalife Ltd., (Cayman Islands)	1,535
31	Nu Skin Enterprises, Inc., Class A	1,272

		2,807

	Tobacco — 0.9%
19	Lorillard, Inc.	2,086
18	Philip Morris International, Inc.	1,148
36	Universal Corp.	1,285

		4,519

	Total Consumer Staples	21,338

	Energy — 6.0%
	Energy Equipment & Services — 2.0%
73	Basic Energy Services, Inc. (a)	1,036
57	Complete Production Services, Inc. (a)	1,072
28	Diamond Offshore Drilling, Inc.	1,540
126	Helix Energy Solutions Group, Inc. (a)	1,650
12	Helmerich & Payne, Inc.	475
106	McDermott International, Inc. (a)	1,135
8	Nabors Industries Ltd., (Bermuda) (a)	100
63	Patterson-UTI Energy, Inc.	1,091
76	RPC, Inc.	1,240
2	Transocean Ltd., (Switzerland)	109
27	Unit Corp. (a)	991

		10,439

	Oil, Gas & Consumable Fuels — 4.0%
15	Berry Petroleum Co., Class A	537
15	Brigham Exploration Co. (a)	378
20	Chevron Corp.	1,834
50	Cloud Peak Energy, Inc. (a)	844
19	Concho Resources, Inc. (a)	1,328
24	ConocoPhillips	1,529
23	Consol Energy, Inc.	783
67	CVR Energy, Inc. (a)	1,413
23	Devon Energy Corp.	1,255
22	Energen Corp.	892
17	EQT Corp.	893
35	Gulfport Energy Corp. (a)	851
15	HollyFrontier Corp.	402
57	Marathon Oil Corp.	1,237
6	Occidental Petroleum Corp.	429
16	Peabody Energy Corp.	552
25	Rosetta Resources, Inc. (a)	868
19	SM Energy Co.	1,169
67	Stone Energy Corp. (a)	1,093
36	Valero Energy Corp.	632
81	W&T Offshore, Inc.	1,111
28	Williams Cos., Inc. (The)	681

		20,711

	Total Energy	31,150

	Financials — 9.7%
	Capital Markets — 1.6%
10	Affiliated Managers Group, Inc. (a)	770
35	Ameriprise Financial, Inc.	1,386
99	Ares Capital Corp.	1,369
54	Bank of New York Mellon Corp. (The)	1,005
68	Eaton Vance Corp.	1,524
5	Franklin Resources, Inc.	500
33	State Street Corp.	1,074
40	Waddell & Reed Financial, Inc., Class A	1,004

		8,632

	Commercial Banks — 2.0%
21	Bank of Hawaii Corp.	768
5	Commerce Bancshares, Inc.	170
91	East West Bancorp, Inc.	1,350
165	KeyCorp	978
25	PNC Financial Services Group, Inc.	1,184
643	Popular, Inc. (a)	964
7	Prosperity Bancshares, Inc.	218
26	Signature Bank (a)	1,248
12	SVB Financial Group (a)	456
60	U.S. Bancorp	1,409
61	Wells Fargo & Co.	1,470

		10,215

	Consumer Finance — 1.1%
33	Capital One Financial Corp.	1,298
16	Cash America International, Inc.	810
64	Discover Financial Services	1,470
44	Ezcorp, Inc., Class A (a)	1,257
18	First Cash Financial Services, Inc. (a)	738

		5,573

	Diversified Financial Services — 0.6%
36	Citigroup, Inc.	926
40	Moody's Corp.	1,214

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Diversified Financial Services — Continued
52	NASDAQ OMX Group, Inc. (The) (a)	1,201

		3,341

	Insurance — 3.9%
30	ACE Ltd., (Switzerland)	1,813
39	Aflac, Inc.	1,346
18	Allied World Assurance Co. Holdings Ltd., (Switzerland)	967
44	American Financial Group, Inc.	1,367
55	Assurant, Inc.	1,964
128	Assured Guaranty Ltd., (Bermuda)	1,403
186	CNO Financial Group, Inc. (a)	1,006
50	Delphi Financial Group, Inc., Class A	1,086
73	Hartford Financial Services Group, Inc.	1,174
79	Lincoln National Corp.	1,229
33	MetLife, Inc.	936
46	Principal Financial Group, Inc.	1,051
13	ProAssurance Corp.	948
66	Protective Life Corp.	1,038
24	Prudential Financial, Inc.	1,126
26	Reinsurance Group of America, Inc.	1,193
17	Torchmark Corp.	609

		20,256

	Real Estate Investment Trusts (REITs) — 0.5%
4	AvalonBay Communities, Inc.	458
111	DCT Industrial Trust, Inc.	489
17	Equity One, Inc.	264
11	Mid-America Apartment Communities, Inc.	634
12	Post Properties, Inc.	404
3	Simon Property Group, Inc.	298
6	UDR, Inc.	138

		2,685

	Total Financials	50,702

	Health Care — 8.5%
	Biotechnology — 0.7%
64	Amylin Pharmaceuticals, Inc. (a)	588
48	Dendreon Corp. (a)	434
59	Human Genome Sciences, Inc. (a)	754
21	Onyx Pharmaceuticals, Inc. (a)	639
3	Regeneron Pharmaceuticals, Inc. (a)	163
33	United Therapeutics Corp. (a)	1,251

		3,829

	Health Care Equipment & Supplies — 0.8%
32	Alere, Inc. (a)	625
9	C.R. Bard, Inc.	813
16	Cooper Cos., Inc. (The)	1,239
18	Teleflex, Inc.	973
10	Zoll Medical Corp. (a)	365

		4,015

	Health Care Providers & Services — 2.8%
10	Aetna, Inc.	364
29	AMERIGROUP Corp. (a)	1,120
5	AmerisourceBergen Corp.	185
40	Centene Corp. (a)	1,144
36	CIGNA Corp.	1,512
34	Community Health Systems, Inc. (a)	564
8	Coventry Health Care, Inc. (a)	234
44	Health Management Associates, Inc., Class A (a)	307
50	Healthspring, Inc. (a)	1,810
26	Humana, Inc.	1,878
59	Molina Healthcare, Inc. (a)	918
8	Omnicare, Inc.	203
29	UnitedHealth Group, Inc.	1,318
33	WellCare Health Plans, Inc. (a)	1,247
23	WellPoint, Inc.	1,496

		14,300

	Health Care Technology — 0.3%
30	SXC Health Solutions Corp. (a)	1,675

	Life Sciences Tools & Services — 0.3%
40	Bruker Corp. (a)	537
3	Charles River Laboratories International, Inc. (a)	82
20	Illumina, Inc. (a)	813

		1,432

	Pharmaceuticals — 3.6%
18	Abbott Laboratories	926
62	Bristol-Myers Squibb Co.	1,932
55	Eli Lilly & Co.	2,016
44	Endo Pharmaceuticals Holdings, Inc. (a)	1,242
61	Forest Laboratories, Inc. (a)	1,870
33	Jazz Pharmaceuticals, Inc. (a)	1,385
25	Medicis Pharmaceutical Corp., Class A	898
41	Merck & Co., Inc.	1,348
29	Par Pharmaceutical Cos., Inc. (a)	774
78	Pfizer, Inc.	1,387
50	Questcor Pharmaceuticals, Inc. (a)	1,358
48	Salix Pharmaceuticals Ltd. (a)	1,407
47	Warner Chilcott plc, (Ireland), Class A (a)	679
24	Watson Pharmaceuticals, Inc. (a)	1,640

		18,862

	Total Health Care	44,113

	Industrials — 10.9%
	Aerospace & Defense — 2.3%
21	Alliant Techsystems, Inc.	1,152
15	General Dynamics Corp.	874
21	L-3 Communications Holdings, Inc.	1,300
23	Lockheed Martin Corp.	1,681
32	Northrop Grumman Corp.	1,646
28	Raytheon Co.	1,163
82	Textron, Inc.	1,447
12	TransDigm Group, Inc. (a)	1,010

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Aerospace & Defense — Continued
29	Triumph Group, Inc.	1,424

		11,697

	Air Freight & Logistics — 0.3%
35	Atlas Air Worldwide Holdings, Inc. (a)	1,177
6	FedEx Corp.	425

		1,602

	Airlines — 0.5%
26	Alaska Air Group, Inc. (a)	1,461
21	Copa Holdings S.A., (Panama), Class A	1,300

		2,761

	Commercial Services & Supplies — 0.7%
17	Brink's Co. (The)	399
58	Deluxe Corp.	1,075
55	Herman Miller, Inc.	980
34	United Stationers, Inc.	921

		3,375

	Construction & Engineering — 1.3%
34	Chicago Bridge & Iron Co. N.V., (Netherlands)	972
24	Fluor Corp.	1,107
64	Foster Wheeler AG, (Switzerland) (a)	1,140
30	KBR, Inc.	704
86	MasTec, Inc. (a)	1,521
45	URS Corp. (a)	1,331

		6,775

	Electrical Equipment — 0.5%
15	AMETEK, Inc.	507
33	Belden, Inc.	859
34	Thomas & Betts Corp. (a)	1,359

		2,725

	Industrial Conglomerates — 0.3%
114	General Electric Co.	1,742

	Machinery — 3.2%
37	Actuant Corp., Class A	722
32	AGCO Corp. (a)	1,115
19	Caterpillar, Inc.	1,385
37	CNH Global N.V., (Netherlands) (a)	970
16	Cummins, Inc.	1,325
19	Dover Corp.	907
16	Gardner Denver, Inc.	1,008
16	Joy Global, Inc.	1,001
40	Kennametal, Inc.	1,316
104	Meritor, Inc. (a)	735
3	Middleby Corp. (a)	247
37	Navistar International Corp. (a)	1,178
7	Nordson Corp.	263
27	PACCAR, Inc.	922
23	Parker Hannifin Corp.	1,481
34	Timken Co.	1,121
14	Valmont Industries, Inc.	1,103

		16,799

	Marine — 0.2%
22	Kirby Corp. (a)	1,170

	Professional Services — 0.2%
18	Acacia Research - Acacia
	Technologies (a)	632
15	Corporate Executive Board Co. (The)	438

		1,070

	Road & Rail — 1.0%
58	Avis Budget Group, Inc. (a)	556
54	CSX Corp.	1,013
16	Hertz Global Holdings, Inc. (a)	140
26	J.B. Hunt Transport Services, Inc.	933
55	Knight Transportation, Inc.	734
24	Norfolk Southern Corp.	1,440
5	Union Pacific Corp.	430

		5,246

	Trading Companies & Distributors — 0.4%
44	TAL International Group, Inc.	1,102
45	United Rentals, Inc. (a)	760

		1,862

	Total Industrials	56,824

	Information Technology — 14.9%
	Communications Equipment — 1.3%
67	Cisco Systems, Inc.	1,032
32	Harris Corp.	1,096
42	Motorola Solutions, Inc.	1,748
38	NETGEAR, Inc. (a)	982
52	Plantronics, Inc.	1,480
26	Riverbed Technology, Inc. (a)	514

		6,852

	Computers & Peripherals — 1.1%
5	Apple, Inc. (a)	1,984
100	Dell, Inc. (a)	1,418
31	Diebold, Inc.	846
13	NetApp, Inc. (a)	429
39	Seagate Technology plc, (Ireland)	399
15	Western Digital Corp. (a)	396

		5,472

	Electronic Equipment, Instruments & Components — 1.7%
9	Avnet, Inc. (a)	234
5	Coherent, Inc. (a)	197
88	Corning, Inc.	1,092
246	Flextronics International Ltd., (Singapore) (a)	1,383
26	IPG Photonics Corp. (a)	1,127
72	Jabil Circuit, Inc.	1,280
16	SYNNEX Corp. (a)	427
34	Tech Data Corp. (a)	1,487
43	TTM Technologies, Inc. (a)	409

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Electronic Equipment, Instruments & Components — Continued
131	Vishay Intertechnology, Inc. (a)	1,094

		8,730

	Internet Software & Services — 1.4%
57	eBay, Inc. (a)	1,690
42	IAC/InterActiveCorp. (a)	1,662
16	Sohu.com, Inc., (China) (a)	762
26	Travelzoo, Inc. (a)	579
75	ValueClick, Inc. (a)	1,167
58	VeriSign, Inc.	1,667

		7,527

	IT Services — 2.8%
24	Accenture plc, (Ireland), Class A	1,271
20	Alliance Data Systems Corp. (a)	1,897
33	Broadridge Financial Solutions, Inc.	660
32	CACI International, Inc., Class A (a)	1,601
24	Convergys Corp. (a)	228
45	Fidelity National Information Services, Inc.	1,095
33	Global Payments, Inc.	1,345
6	International Business Machines Corp.	971
1	MasterCard, Inc., Class A	472
121	SAIC, Inc. (a)	1,429
54	Unisys Corp. (a)	855
39	VeriFone Systems, Inc. (a)	1,359
78	Western Union Co. (The)	1,199

		14,382

	Semiconductors & Semiconductor Equipment — 3.1%
247	Amkor Technology, Inc. (a)	1,077
109	Applied Materials, Inc.	1,132
21	Fairchild Semiconductor International, Inc. (a)	229
164	GT Advanced Technologies, Inc. (a)	1,149
8	Intel Corp.	168
53	KLA-Tencor Corp.	2,011
27	Lam Research Corp. (a)	1,037
219	LSI Corp. (a)	1,133
74	Marvell Technology Group Ltd., (Bermuda) (a)	1,069
18	Maxim Integrated Products, Inc.	418
82	Micron Technology, Inc. (a)	411
35	MKS Instruments, Inc.	752
46	Novellus Systems, Inc. (a)	1,258
100	NVIDIA Corp. (a)	1,255
72	OmniVision Technologies, Inc. (a)	1,006
98	Teradyne, Inc. (a)	1,074
46	Veeco Instruments, Inc. (a)	1,123

		16,302

	Software — 3.5%
171	Activision Blizzard, Inc.	2,040
41	Adobe Systems, Inc. (a)	979
54	Ariba, Inc. (a)	1,496
33	BMC Software, Inc. (a)	1,263
85	CA, Inc.	1,653
190	Cadence Design Systems, Inc. (a)	1,759
39	Electronic Arts, Inc. (a)	793
38	Fair Isaac Corp.	840
81	Microsoft Corp.	2,023
3	MicroStrategy, Inc., Class A (a)	293
49	Oracle Corp.	1,419
4	Pegasystems, Inc.	117
20	Progress Software Corp. (a)	344
52	Quest Software, Inc. (a)	824
91	Symantec Corp. (a)	1,489
9	VMware, Inc., Class A (a)	715

		18,047

	Total Information Technology	77,312

	Materials — 4.4%
	Chemicals — 2.3%
7	Albemarle Corp.	267
25	Celanese Corp., Class A	801
12	CF Industries Holdings, Inc.	1,451
30	Cytec Industries, Inc.	1,051
19	Eastman Chemical Co.	1,326
50	Kronos Worldwide, Inc.	808
23	Monsanto Co.	1,366
6	NewMarket Corp.	936
35	OM Group, Inc. (a)	904
60	PolyOne Corp.	647
30	Rockwood Holdings, Inc. (a)	1,018
84	Solutia, Inc. (a)	1,073
4	Westlake Chemical Corp.	154

		11,802

	Containers & Packaging — 0.6%
25	Ball Corp.	776
38	Crown Holdings, Inc. (a)	1,176
81	Sealed Air Corp.	1,349

		3,301

	Metals & Mining — 1.2%
91	Alcoa, Inc.	867
23	Cliffs Natural Resources, Inc.	1,166
18	Coeur d’Alene Mines Corp. (a)	378
42	Freeport-McMoRan Copper & Gold, Inc.	1,291
35	Hecla Mining Co. (a)	190
9	Nucor Corp.	283
55	RTI International Metals, Inc. (a)	1,273
50	Steel Dynamics, Inc.	492

		5,940

	Paper & Forest Products — 0.3%
24	Domtar Corp., (Canada)	1,653

	Total Materials	22,696

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.4%
21	AT&T, Inc.	611
336	Level 3 Communications, Inc. (a)	500

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Diversified Telecommunication Services — Continued
26	Verizon Communications, Inc.	969

		2,080

	Wireless Telecommunication Services — 0.2%
153	MetroPCS Communications, Inc. (a)	1,331

	Total Telecommunication Services	3,411

	Utilities — 4.9%
	Electric Utilities — 2.3%
50	American Electric Power Co., Inc.	1,913
50	Duke Energy Corp.	1,006
43	Edison International	1,653
30	El Paso Electric Co.	973
25	Entergy Corp.	1,663
19	Exelon Corp.	796
79	PNM Resources, Inc.	1,294
82	Portland General Electric Co.	1,953
19	UniSource Energy Corp.	695

		11,946

	Gas Utilities — 0.5%
7	New Jersey Resources Corp.	287
13	Oneok, Inc.	847
56	Questar Corp.	999
18	UGI Corp.	465

		2,598

	Independent Power Producers & Energy Traders — 0.5%
129	AES Corp. (The) (a)	1,258
63	NRG Energy, Inc. (a)	1,327

		2,585

	Multi-Utilities — 1.5%
68	Ameren Corp.	2,037
103	CMS Energy Corp.	2,035
10	DTE Energy Co.	485
30	PG&E Corp.	1,286
19	Public Service Enterprise Group, Inc.	636
21	Sempra Energy	1,097

		7,576

	Water Utilities — 0.1%
23	American Water Works Co., Inc.	700

	Total Utilities	25,405

	Total Common Stocks (Cost $444,304)	414,213

Short-Term Investment — 18.1%
	Investment Company — 18.1%
94,061	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $94,061)	94,061

	Total Investments — 97.7% (Cost $538,365)	508,274
	Other Assets in Excess of Liabilities — 2.3%	11,647

	NET ASSETS — 100.0%	$519,921

Short Positions — 79.7%
Common Stocks — 79.7%
	Consumer Discretionary — 11.7%
	Auto Components — 0.3%
31	Cooper Tire & Rubber Co.	336
41	Johnson Controls, Inc.	1,080

		1,416

	Automobiles — 0.0% (g)
15	Thor Industries, Inc.	323

	Distributors — 0.1%
31	Pool Corp.	801

	Diversified Consumer Services — 0.2%
101	Service Corp. International	922

	Hotels, Restaurants & Leisure — 2.6%
7	Bally Technologies, Inc. (a)	199
35	BJ's Restaurants, Inc. (a)	1,544
15	Buffalo Wild Wings, Inc. (a)	917
46	Carnival Corp.	1,401
6	Chipotle Mexican Grill, Inc. (a)	1,852
34	Hyatt Hotels Corp., Class A (a)	1,061
26	Jack in the Box, Inc. (a)	508
41	Life Time Fitness, Inc. (a)	1,502
135	MGM Resorts International (a)	1,251
119	Orient-Express Hotels Ltd., (Bermuda), Class A (a)	821
21	Royal Caribbean Cruises Ltd.	444
12	Starbucks Corp.	438
23	Starwood Hotels & Resorts Worldwide, Inc.	885
34	WMS Industries, Inc. (a)	600

		13,423

	Household Durables — 1.2%
112	D.R. Horton, Inc.	1,016
93	Lennar Corp., Class A	1,263
72	MDC Holdings, Inc.	1,223
7	Mohawk Industries, Inc. (a)	304
1	NVR, Inc. (a)	879
268	Pulte Group, Inc. (a)	1,057

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Household Durables — Continued
22	Toll Brothers, Inc. (a)	316

		6,058

	Internet & Catalog Retail — 0.1%
13	Shutterfly, Inc. (a)	516

	Media — 2.4%
8	DIRECTV, Class A (a)	336
41	Discovery Communications, Inc., Class A (a)	1,548
80	DreamWorks Animation SKG, Inc., Class A (a)	1,455
56	Lamar Advertising Co., Class A (a)	951
21	Liberty Media Corp. - Liberty Capital, Class A (a)	1,362
163	Live Nation Entertainment, Inc. (a)	1,305
201	New York Times Co. (The), Class A (a)	1,167
24	Scripps Networks Interactive, Inc., Class A	905
54	Thomson Reuters Corp.	1,465
46	Valassis Communications, Inc. (a)	856
33	Walt Disney Co. (The)	1,001

		12,351

	Multiline Retail — 0.2%
42	J.C. Penney Co., Inc.	1,122

	Specialty Retail — 2.4%
79	Cabela's, Inc. (a)	1,615
74	CarMax, Inc. (a)	1,761
35	Children's Place Retail Stores, Inc. (The) (a)	1,623
130	Collective Brands, Inc. (a)	1,687
30	Guess?, Inc.	841
29	Monro Muffler Brake, Inc.	970
582	Office Depot, Inc. (a)	1,199
86	Staples, Inc.	1,138
3	Tractor Supply Co.	218
59	Urban Outfitters, Inc. (a)	1,326

		12,378

	Textiles, Apparel & Luxury Goods — 2.2%
60	Carter's, Inc. (a)	1,843
25	Columbia Sportswear Co.	1,168
15	Deckers Outdoor Corp. (a)	1,432
73	Hanesbrands, Inc. (a)	1,815
114	Jones Group, Inc. (The)	1,050
11	NIKE, Inc., Class B	947
32	Under Armour, Inc., Class A (a)	2,102
34	Wolverine World Wide, Inc.	1,129

		11,486

	Total Consumer Discretionary	60,796

	Consumer Staples — 4.4%
	Beverages — 0.1%
10	Coca-Cola Co. (The)	647

	Food & Staples Retailing — 0.9%
12	Costco Wholesale Corp.	985
888	Rite Aid Corp. (a)	870
46	SUPERVALU, Inc.	308
36	Sysco Corp.	924
39	United Natural Foods, Inc. (a)	1,447

		4,534

	Food Products — 3.1%
34	Archer-Daniels-Midland Co.	832
22	Bunge Ltd.	1,278
76	Flowers Foods, Inc.	1,474
42	General Mills, Inc.	1,628
15	Green Mountain Coffee Roasters, Inc. (a)	1,381
14	H.J. Heinz Co.	721
15	JM Smucker Co. (The)	1,121
26	Kellogg Co.	1,392
63	Kraft Foods, Inc., Class A	2,117
36	McCormick & Co., Inc. (Non-Voting)	1,675
28	Mead Johnson Nutrition Co.	1,933
10	Sanderson Farms, Inc.	456

		16,008

	Household Products — 0.1%
13	Church & Dwight Co., Inc.	588

	Personal Products — 0.2%
16	Estee Lauder Cos., Inc. (The), Class A	1,380

	Total Consumer Staples	23,157

	Energy — 6.7%
	Energy Equipment & Services — 2.3%
26	Cameron International Corp. (a)	1,065
24	Dril-Quip, Inc. (a)	1,272
87	Exterran Holdings, Inc. (a)	850
32	FMC Technologies, Inc. (a)	1,210
6	Lufkin Industries, Inc.	296
51	Noble Corp., (Switzerland) (a)	1,487
21	Oceaneering International, Inc.	733
43	Rowan Cos., Inc. (a)	1,293
16	Schlumberger Ltd.	981
38	Tidewater, Inc.	1,598
75	Weatherford International Ltd., (Switzerland) (a)	915

		11,700

	Oil, Gas & Consumable Fuels — 4.4%
46	Alpha Natural Resources, Inc. (a)	819
8	Apache Corp.	643
31	Bill Barrett Corp. (a)	1,112
5	Cabot Oil & Gas Corp.	282
17	Cimarex Energy Co.	922
89	Cobalt International Energy, Inc. (a)	688
72	Comstock Resources, Inc. (a)	1,109
102	El Paso Corp.	1,786
15	EOG Resources, Inc.	1,068
10	Forest Oil Corp. (a)	151
145	Frontline Ltd., (Bermuda)	703

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Oil, Gas & Consumable Fuels — Continued
16	Hess Corp.	851
120	Kodiak Oil & Gas Corp. (a)	624
121	McMoRan Exploration Co. (a)	1,198
57	Patriot Coal Corp. (a)	479
7	Pioneer Natural Resources Co.	467
31	Plains Exploration & Production Co. (a)	696
148	Quicksilver Resources, Inc. (a)	1,120
192	SandRidge Energy, Inc. (a)	1,066
88	Spectra Energy Corp.	2,166
40	Sunoco, Inc.	1,241
57	Teekay Corp., (Canada)	1,292
17	Whiting Petroleum Corp. (a)	585
60	World Fuel Services Corp.	1,951

		23,019

	Total Energy	34,719

	Financials — 10.3%
	Capital Markets — 1.6%
144	E*Trade Financial Corp. (a)	1,315
6	Goldman Sachs Group, Inc. (The)	579
34	Greenhill & Co., Inc.	984
17	Jefferies Group, Inc.	214
52	Legg Mason, Inc.	1,331
262	MF Global Holdings Ltd. (a)	1,081
60	Morgan Stanley	803
71	SEI Investments Co.	1,088
14	Stifel Financial Corp. (a)	380
4	T. Rowe Price Group, Inc.	191
12	TD Ameritrade Holding Corp.	179

		8,145

	Commercial Banks — 3.0%
96	Associated Banc-Corp.	895
126	BancorpSouth, Inc.	1,108
266	CapitalSource, Inc.	1,630
45	CIT Group, Inc. (a)	1,370
35	Comerica, Inc.	814
180	First Horizon National Corp.	1,076
29	Iberiabank Corp.	1,371
357	Regions Financial Corp.	1,189
81	SunTrust Banks, Inc.	1,460
165	Susquehanna Bancshares, Inc.	904
931	Synovus Financial Corp.	996
140	Umpqua Holdings Corp.	1,235
22	Wintrust Financial Corp.	558
86	Zions Bancorp	1,209

		15,815

	Diversified Financial Services — 0.9%
200	Bank of America Corp.	1,222
6	CME Group, Inc.	1,536
6	IntercontinentalExchange, Inc. (a)	758
41	MSCI, Inc., Class A (a)	1,242

		4,758

	Insurance — 3.0%
27	Allstate Corp. (The)	642
56	American International Group, Inc. (a)	1,223
33	Aspen Insurance Holdings Ltd., (Bermuda)	749
69	Cincinnati Financial Corp.	1,829
223	Genworth Financial, Inc., Class A (a)	1,280
39	Hanover Insurance Group, Inc. (The)	1,374
3	Markel Corp. (a)	1,190
39	Mercury General Corp.	1,488
55	Montpelier Re Holdings Ltd., (Bermuda)	974
171	Old Republic International Corp.	1,524
18	PartnerRe Ltd., (Bermuda)	964
30	Platinum Underwriters Holdings Ltd., (Bermuda)	929
19	RenaissanceRe Holdings Ltd., (Bermuda)	1,201

		15,367

	Real Estate Investment Trusts (REITs) — 0.9%
10	BRE Properties, Inc.	412
3	Camden Property Trust	165
23	Corporate Office Properties Trust	504
41	DDR Corp.	449
8	Equity Residential	431
3	Federal Realty Investment Trust	238
14	Kilroy Realty Corp.	441
10	Taubman Centers, Inc.	528
86	Weyerhaeuser Co.	1,344

		4,512

	Thrifts & Mortgage Finance — 0.9%
58	Astoria Financial Corp.	445
123	Capitol Federal Financial, Inc.	1,302
245	Hudson City Bancorp, Inc.	1,386
458	MGIC Investment Corp. (a)	856
81	Northwest Bancshares, Inc.	962

		4,951

	Total Financials	53,548

	Health Care — 8.6%
	Biotechnology — 1.1%
15	Alexion Pharmaceuticals, Inc. (a)	968
13	Alkermes plc (a)	198
21	BioMarin Pharmaceutical, Inc. (a)	683
24	Cepheid, Inc. (a)	929
68	Exelixis, Inc. (a)	371
41	Myriad Genetics, Inc. (a)	772
24	Pharmasset, Inc. (a)	2,001

		5,922

	Health Care Equipment & Supplies — 2.6%
3	Edwards Lifesciences Corp. (a)	187
15	Haemonetics Corp. (a)	882
19	HeartWare International, Inc. (a)	1,228
21	IDEXX Laboratories, Inc. (a)	1,466
2	Intuitive Surgical, Inc. (a)	750
31	MAKO Surgical Corp. (a)	1,065

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Health Care Equipment & Supplies — Continued
47	Masimo Corp.	1,026
31	Medtronic, Inc.	1,037
60	NuVasive, Inc. (a)	1,032
76	NxStage Medical, Inc. (a)	1,589
30	ResMed, Inc. (a)	859
38	STERIS Corp.	1,108
41	Volcano Corp. (a)	1,201

		13,430

	Health Care Providers & Services — 2.3%
87	Brookdale Senior Living, Inc. (a)	1,086
19	Catalyst Health Solutions, Inc. (a)	1,099
13	Chemed Corp.	716
18	HCA Holdings, Inc. (a)	362
33	Health Net, Inc. (a)	771
81	HealthSouth Corp. (a)	1,205
28	Henry Schein, Inc. (a)	1,706
12	Kindred Healthcare, Inc. (a)	103
17	Mednax, Inc. (a)	1,043
40	Owens & Minor, Inc.	1,141
9	Patterson Cos., Inc.	263
23	Quest Diagnostics, Inc.	1,126
71	VCA Antech, Inc. (a)	1,138

		11,759

	Health Care Technology — 0.5%
27	Cerner Corp. (a)	1,861
10	Quality Systems, Inc.	944

		2,805

	Life Sciences Tools & Services — 1.0%
1	Bio-Rad Laboratories, Inc., Class A (a)	120
7	Mettler-Toledo International, Inc. (a)	1,006
74	Parexel International Corp. (a)	1,393
95	QIAGEN N.V., (Netherlands) (a)	1,308
13	Techne Corp.	914
3	Waters Corp. (a)	205

		4,946

	Pharmaceuticals — 1.1%
79	Auxilium Pharmaceuticals, Inc. (a)	1,183
35	Hospira, Inc. (a)	1,311
60	Impax Laboratories, Inc. (a)	1,075
73	Mylan, Inc. (a)	1,237
11	Perrigo Co.	1,088

		5,894

	Total Health Care	44,756

	Industrials — 12.6%
	Aerospace & Defense — 1.8%
21	Boeing Co. (The)	1,240
64	DigitalGlobe, Inc. (a)	1,242
11	Esterline Technologies Corp. (a)	554
16	Goodrich Corp.	1,981
75	Hexcel Corp. (a)	1,658
19	Rockwell Collins, Inc.	1,015
99	Spirit Aerosystems Holdings, Inc., Class A (a)	1,577

		9,267

	Air Freight & Logistics — 0.7%
23	C.H. Robinson Worldwide, Inc.	1,557
6	Expeditors International of Washington, Inc.	256
29	Hub Group, Inc., Class A (a)	825
80	UTi Worldwide, Inc., (United Kingdom)	1,037

		3,675

	Airlines — 0.2%
420	AMR Corp. (a)	1,244

	Building Products — 0.9%
32	A.O. Smith Corp.	1,036
35	Lennox International, Inc.	903
99	Masco Corp.	705
47	Owens Corning (a)	1,020
155	USG Corp. (a)	1,043

		4,707

	Commercial Services & Supplies — 2.2%
56	Avery Dennison Corp.	1,413
56	Cintas Corp.	1,569
29	Clean Harbors, Inc. (a)	1,499
65	GEO Group, Inc. (The) (a)	1,210
36	Republic Services, Inc.	1,012
20	Stericycle, Inc. (a)	1,630
52	Waste Connections, Inc.	1,759
49	Waste Management, Inc.	1,595

		11,687

	Construction & Engineering — 1.2%
58	AECOM Technology Corp. (a)	1,030
50	Jacobs Engineering Group, Inc. (a)	1,618
108	Quanta Services, Inc. (a)	2,025
68	Shaw Group, Inc. (The) (a)	1,485

		6,158

	Electrical Equipment — 1.0%
21	Acuity Brands, Inc.	752
14	Cooper Industries plc	668
99	GrafTech International Ltd. (a)	1,258
22	Regal-Beloit Corp.	1,011
48	Woodward, Inc.	1,321

		5,010

	Industrial Conglomerates — 0.4%
2	3M Co.	176
17	Carlisle Cos., Inc.	540
34	Danaher Corp.	1,418

		2,134

	Machinery — 2.3%
17	Chart Industries, Inc. (a)	724
18	Flowserve Corp.	1,362
45	Harsco Corp.	876
37	IDEX Corp.	1,138

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Machinery — Continued
37	Kaydon Corp.	1,067
148	Manitowoc Co., Inc. (The)	994
46	Oshkosh Corp. (a)	717
43	Pentair, Inc.	1,386
15	Robbins & Myers, Inc.	518
14	SPX Corp.	639
100	Terex Corp. (a)	1,030
65	Trinity Industries, Inc.	1,388

		11,839

	Professional Services — 1.1%
20	Dun & Bradstreet Corp. (The)	1,218
45	Equifax, Inc.	1,396
21	IHS, Inc., Class A (a)	1,566
5	Manpower, Inc.	168
41	Robert Half International, Inc.	868
10	Verisk Analytics, Inc., Class A (a)	361

		5,577

	Road & Rail — 0.3%
22	Genesee & Wyoming, Inc., Class A (a)	1,039
10	Ryder System, Inc.	380

		1,419

	Trading Companies & Distributors — 0.5%
51	Fastenal Co.	1,693
13	MSC Industrial Direct Co., Class A	725
6	Watsco, Inc.	283

		2,701

	Total Industrials	65,418

	Information Technology — 12.9%
	Communications Equipment — 2.1%
26	Acme Packet, Inc. (a)	1,115
72	Aruba Networks, Inc. (a)	1,508
233	Brocade Communications Systems, Inc. (a)	1,006
111	Ciena Corp. (a)	1,245
104	Finisar Corp. (a)	1,831
90	JDS Uniphase Corp. (a)	898
413	Tellabs, Inc.	1,771
39	ViaSat, Inc. (a)	1,294

		10,668

	Computers & Peripherals — 0.4%
31	Hewlett-Packard Co.	695
35	SanDisk Corp. (a)	1,419

		2,114

	Electronic Equipment, Instruments & Components — 1.7%
31	Amphenol Corp., Class A	1,255
16	Anixter International, Inc.	782
45	Cognex Corp.	1,233
23	Dolby Laboratories, Inc., Class A (a)	618
59	FLIR Systems, Inc.	1,483
56	Molex, Inc.	1,136
40	National Instruments Corp.	925
19	Trimble Navigation Ltd. (a)	621
20	Universal Display Corp. (a)	938

		8,991

	Internet Software & Services — 1.4%
71	Akamai Technologies, Inc. (a)	1,409
75	AOL, Inc. (a)	897
38	LogMeIn, Inc. (a)	1,276
89	Monster Worldwide, Inc. (a)	642
26	OpenTable, Inc. (a)	1,207
130	Yahoo!, Inc. (a)	1,714

		7,145

	IT Services — 1.1%
17	Automatic Data Processing, Inc.	779
67	Genpact Ltd., (Bermuda) (a)	968
20	Jack Henry & Associates, Inc.	569
27	MAXIMUS, Inc.	951
41	Paychex, Inc.	1,081
49	Sapient Corp.	502
14	Teradata Corp. (a)	772
16	Total System Services, Inc.	275

		5,897

	Office Electronics — 0.2%
62	Xerox Corp.	433
23	Zebra Technologies Corp., Class A (a)	720

		1,153

	Semiconductors & Semiconductor Equipment — 3.4%
262	Advanced Micro Devices, Inc. (a)	1,329
42	Cavium, Inc. (a)	1,126
63	Cirrus Logic, Inc. (a)	929
52	Cree, Inc. (a)	1,360
38	Diodes, Inc. (a)	688
20	Hittite Microwave Corp. (a)	976
168	Integrated Device Technology, Inc. (a)	865
53	International Rectifier Corp. (a)	991
212	MEMC Electronic Materials, Inc. (a)	1,109
34	Microchip Technology, Inc.	1,056
35	NetLogic Microsystems, Inc. (a)	1,685
38	Power Integrations, Inc.	1,155
251	RF Micro Devices, Inc. (a)	1,589
33	Silicon Laboratories, Inc. (a)	1,122
14	Skyworks Solutions, Inc. (a)	246
175	TriQuint Semiconductor, Inc. (a)	881
8	Xilinx, Inc.	231

		17,338

	Software — 2.6%
40	Concur Technologies, Inc. (a)	1,484
17	FactSet Research Systems, Inc.	1,485
21	MICROS Systems, Inc. (a)	916
40	NetSuite, Inc. (a)	1,091
63	Parametric Technology Corp. (a)	963

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Software — Continued
37	Red Hat, Inc. (a)	1,559
3	Salesforce.com, Inc. (a)	356
28	SolarWinds, Inc. (a)	624
26	Solera Holdings, Inc.	1,294
64	SuccessFactors, Inc. (a)	1,475
24	Synchronoss Technologies, Inc. (a)	605
19	Take-Two Interactive Software, Inc. (a)	246
43	Taleo Corp., Class A (a)	1,119
10	Ultimate Software Group, Inc. (a)	467

		13,684

	Total Information Technology	66,990

	Materials — 5.8%
	Chemicals — 2.3%
12	Air Products & Chemicals, Inc.	952
8	Airgas, Inc.	511
23	Ashland, Inc.	1,021
32	Dow Chemical Co. (The)	726
21	FMC Corp.	1,452
29	Huntsman Corp.	278
32	International Flavors & Fragrances, Inc.	1,783
17	Praxair, Inc.	1,581
53	RPM International, Inc.	986
32	Scotts Miracle-Gro Co. (The), Class A	1,411
10	Sherwin-Williams Co. (The)	775
2	Sigma-Aldrich Corp.	152
12	Valspar Corp.	381

		12,009

	Construction Materials — 0.8%
61	Eagle Materials, Inc.	1,019
19	Martin Marietta Materials, Inc.	1,172
15	Texas Industries, Inc.	465
47	Vulcan Materials Co.	1,293

		3,949

	Containers & Packaging — 0.9%
22	Aptargroup, Inc.	995
43	Bemis Co., Inc.	1,265
20	Greif, Inc., Class A	846
10	Owens-Illinois, Inc. (a)	158
46	Sonoco Products Co.	1,305

		4,569

	Metals & Mining — 1.6%
164	AK Steel Holding Corp.	1,074
22	Allegheny Technologies, Inc.	816
47	Allied Nevada Gold Corp. (a)	1,698
77	Commercial Metals Co.	734
12	Royal Gold, Inc.	739
179	Thompson Creek Metals Co., Inc., (Canada) (a)	1,089
92	Titanium Metals Corp.	1,379
48	United States Steel Corp.	1,065

		8,594

	Paper & Forest Products — 0.2%
220	Louisiana-Pacific Corp. (a)	1,122

	Total Materials	30,243

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 0.5%
213	Frontier Communications Corp.	1,302
87	tw telecom, inc. (a)	1,437

		2,739

	Wireless Telecommunication Services — 0.8%
40	American Tower Corp., Class A (a)	2,167
119	Leap Wireless International, Inc. (a)	824
296	Sprint Nextel Corp. (a)	900

		3,891

	Total Telecommunication Services	6,630

	Utilities — 5.4%
	Electric Utilities — 2.5%
29	FirstEnergy Corp.	1,305
55	Great Plains Energy, Inc.	1,069
14	Hawaiian Electric Industries, Inc.	333
27	IDACORP, Inc.	1,020
5	NextEra Energy, Inc.	286
37	Northeast Utilities	1,242
98	NV Energy, Inc.	1,438
23	Pinnacle West Capital Corp.	995
72	PPL Corp.	2,066
34	Southern Co.	1,425
40	UIL Holdings Corp.	1,313
27	Westar Energy, Inc.	724

		13,216

	Gas Utilities — 1.4%
11	AGL Resources, Inc.	457
23	National Fuel Gas Co.	1,128
21	Nicor, Inc.	1,178
26	Northwest Natural Gas Co.	1,145
39	Piedmont Natural Gas Co., Inc.	1,125
15	South Jersey Industries, Inc.	768
17	Southwest Gas Corp.	622
19	WGL Holdings, Inc.	752

		7,175

	Independent Power Producers & Energy Traders — 0.0% (g)
13	Calpine Corp. (a)	182

	Multi-Utilities — 1.2%
41	Black Hills Corp.	1,245
27	Consolidated Edison, Inc.	1,560
33	Dominion Resources, Inc.	1,658
54	MDU Resources Group, Inc.	1,029

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Multi-Utilities — Continued
47	TECO Energy, Inc.	801

		6,293

	Water Utilities — 0.3%
62	Aqua America, Inc.	1,328

	Total Utilities	28,194

	Total Short Positions (Proceeds $511,096)	414,451

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of September 30, 2011.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,012
Aggregate gross unrealized depreciation	(58,103)

Net unrealized appreciation/depreciation	$(30,091)

Federal income tax cost of investments	$538,365

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$508,274	$—	$—	$508,274
Liabilities in Securities Sold Short (a)	$(414,451)	$—	$—	$(414,451)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.5%
Consumer Discretionary — 20.1%
	Auto Components — 1.2%
161	Gentex Corp.	3,863
142	Tenneco, Inc. (a)	3,626

		7,489

	Automobiles — 0.5%
124	Tesla Motors, Inc. (a) (c)	3,032

	Diversified Consumer Services — 2.0%
207	American Public Education, Inc. (a)	7,024
94	Sotheby's	2,592
32	Strayer Education, Inc.	2,430

		12,046

	Hotels, Restaurants & Leisure — 5.8%
121	BJ's Restaurants, Inc. (a)	5,346
686	Boyd Gaming Corp. (a) (c)	3,361
310	Bravo Brio Restaurant Group, Inc. (a)	5,166
245	Life Time Fitness, Inc. (a)	9,043
914	Morgans Hotel Group Co. (a)	5,475
168	Vail Resorts, Inc.	6,356

		34,747

	Household Durables — 0.6%
244	Skullcandy, Inc. (a)	3,445

	Internet & Catalog Retail — 0.8%
143	HomeAway, Inc. (a)	4,808

	Media — 3.5%
63	Morningstar, Inc.	3,550
583	National CineMedia, Inc.	8,461
312	ReachLocal, Inc. (a)	3,388
466	Regal Entertainment Group, Class A (c)	5,474

		20,873

	Specialty Retail — 1.3%
151	Francesca's Holdings Corp. (a)	3,209
308	Lumber Liquidators Holdings, Inc. (a) (c)	4,657

		7,866

	Textiles, Apparel & Luxury Goods — 4.4%
121	Crocs, Inc. (a)	2,873
89	Deckers Outdoor Corp. (a)	8,337
162	Oxford Industries, Inc.	5,560
263	Vera Bradley, Inc. (a) (c)	9,478

		26,248

	Total Consumer Discretionary	120,554

Consumer Staples — 1.1%
	Food & Staples Retailing — 1.1%
182	Fresh Market, Inc. (The) (a) (c)	6,926

Energy — 5.1%
	Energy Equipment & Services — 3.3%
40	CARBO Ceramics, Inc.	4,101
130	Dril-Quip, Inc. (a)	7,014
378	Global Geophysical Services, Inc. (a)	3,009
229	Superior Energy Services, Inc. (a)	6,009

		20,133

	Oil, Gas & Consumable Fuels — 1.8%
435	Lone Pine Resources, Inc., (Canada) (a)	2,872
1,052	Magnum Hunter Resources Corp. (a) (c)	3,481
221	Petroleum Development Corp. (a)	4,279

		10,632

	Total Energy	30,765

Financials — 7.2%
	Capital Markets — 4.4%
80	Affiliated Managers Group, Inc. (a)	6,260
149	Cohen & Steers, Inc. (c)	4,287
270	Financial Engines, Inc. (a)	4,891
86	Greenhill & Co., Inc. (c)	2,456
668	PennantPark Investment Corp.	5,960
95	Stifel Financial Corp. (a)	2,515

		26,369

	Commercial Banks — 1.0%
84	City National Corp.	3,172
63	Signature Bank (a)	3,007

		6,179

	Real Estate Investment Trusts (REITs) — 1.8%
82	BRE Properties, Inc.	3,463
204	Douglas Emmett, Inc. (m)	3,482
66	Home Properties, Inc.	3,746

		10,691

	Total Financials	43,239

Health Care — 20.4%
	Biotechnology — 4.6%
137	Acorda Therapeutics, Inc. (a)	2,737
402	Ariad Pharmaceuticals, Inc. (a)	3,534
213	AVEO Pharmaceuticals, Inc. (a)	3,280
211	Cubist Pharmaceuticals, Inc. (a)	7,456
690	Halozyme Therapeutics, Inc. (a)	4,236
436	Idenix Pharmaceuticals, Inc. (a)	2,178
146	Onyx Pharmaceuticals, Inc. (a)	4,387

		27,808

	Health Care Equipment & Supplies — 6.3%
757	DynaVox, Inc., Class A (a)	2,726
940	Imris, Inc., (Canada) (a)	3,665
465	Insulet Corp. (a)	7,095
198	Masimo Corp.	4,278
449	MELA Sciences, Inc. (a) (c)	1,989
679	Syneron Medical Ltd., (Israel) (a)	6,727
131	Thoratec Corp. (a)	4,287

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
341	Tornier N.V., (Netherlands) (a)	6,993

		37,760

	Health Care Providers & Services — 3.7%
465	Emeritus Corp. (a) (c)	6,552
237	Health Net, Inc. (a)	5,617
269	Healthspring, Inc. (a)	9,819

		21,988

	Health Care Technology — 1.4%
608	Omnicell, Inc. (a)	8,381

	Life Sciences Tools & Services — 1.7%
419	Bruker Corp. (a)	5,669
347	Fluidigm Corp. (a) (c)	4,832

		10,501

	Pharmaceuticals — 2.7%
238	Aegerion Pharmaceuticals, Inc. (a)	3,015
179	Impax Laboratories, Inc. (a)	3,197
425	Nektar Therapeutics (a)	2,062
240	Sagent Pharmaceuticals, Inc. (a)	4,862
166	ViroPharma, Inc. (a)	2,998

		16,134

	Total Health Care	122,572

Industrials — 19.5%
	Aerospace & Defense — 2.5%
290	DigitalGlobe, Inc. (a)	5,637
193	HEICO Corp. (c)	9,511

		15,148

	Building Products — 1.7%
235	Simpson Manufacturing Co., Inc.	5,849
266	Trex Co., Inc. (a)	4,260

		10,109

	Commercial Services & Supplies — 0.5%
60	Clean Harbors, Inc. (a)	3,088

	Electrical Equipment — 3.2%
175	Acuity Brands, Inc.	6,321
221	EnerSys (a)	4,433
186	Generac Holdings, Inc. (a)	3,501
219	General Cable Corp. (a)	5,102

		19,357

	Industrial Conglomerates — 0.9%
163	Carlisle Cos., Inc.	5,193

	Machinery — 3.5%
86	Graco, Inc.	2,926
110	Middleby Corp. (a)	7,779
208	Titan International, Inc.	3,122
139	Wabtec Corp.	7,338

		21,165

	Professional Services — 0.8%
283	Mistras Group, Inc. (a)	4,977

	Road & Rail — 4.5%
657	Avis Budget Group, Inc. (a)	6,353
347	Marten Transport Ltd.	5,987
272	Old Dominion Freight Line, Inc. (a)	7,867
359	Zipcar, Inc. (a) (c)	6,457

		26,664

	Trading Companies & Distributors — 1.9%
455	Rush Enterprises, Inc., Class A (a)	6,444
101	Watsco, Inc.	5,141

		11,585

	Total Industrials	117,286

Information Technology — 22.3%
	Communications Equipment — 1.4%
269	Aruba Networks, Inc. (a)	5,614
132	Riverbed Technology, Inc. (a)	2,639

		8,253

	Computers & Peripherals — 0.7%
199	Fusion-io, Inc. (a) (c)	3,787

	Internet Software & Services — 4.9%
284	Cornerstone OnDemand, Inc. (a) (c)	3,560
358	DealerTrack Holdings, Inc. (a)	5,603
426	Envestnet, Inc. (a)	4,258
307	IntraLinks Holdings, Inc. (a)	2,303
171	LogMeIn, Inc. (a)	5,689
67	OpenTable, Inc. (a)	3,069
145	Rackspace Hosting, Inc. (a)	4,957

		29,439

	IT Services — 0.6%
282	ServiceSource International, Inc. (a)	3,723

	Semiconductors & Semiconductor Equipment — 4.3%
169	Cavium, Inc. (a)	4,557
137	Cymer, Inc. (a)	5,105
120	Hittite Microwave Corp. (a)	5,866
332	Inphi Corp. (a)	2,907
243	Mellanox Technologies Ltd., (Israel) (a)	7,586

		26,021

	Software — 10.4%
156	BroadSoft, Inc. (a)	4,744
122	Concur Technologies, Inc. (a)	4,533
236	Fortinet, Inc. (a)	3,968
225	NetSuite, Inc. (a)	6,081
304	Nuance Communications, Inc. (a)	6,192

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
352	RealD, Inc. (a) (c)	3,287
323	RealPage, Inc. (a)	6,603
320	SolarWinds, Inc. (a)	7,053
277	Sourcefire, Inc. (a)	7,410
298	Taleo Corp., Class A (a)	7,656
229	TIBCO Software, Inc. (a)	5,134

		62,661

	Total Information Technology	133,884

Materials — 1.0%
	Chemicals — 0.8%
197	Innospec, Inc. (a)	4,769

	Metals & Mining — 0.2%
123	Commercial Metals Co.	1,170

	Total Materials	5,939

Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
648	Boingo Wireless, Inc. (a) (c)	4,630

	Total Common Stocks (Cost $608,909)	585,795

NUMBER OF WARRANTS
Warrant — 0.0% (g)
Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
103	Magnum Hunter Resources Corp., expiring 12/31/49 (Cost $—) (a)	—

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
11,067	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $11,067)	11,067

Investment of Cash Collateral for Securities on Loan — 5.7%
	Investment Company — 5.7%
34,134	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $34,134)	34,134
	Total Investments — 105.0% (Cost $654,110)	630,996
	Liabilities in Excess of Other Assets — (5.0)%	(29,888)

	NET ASSETS — 100.0%	$601,108

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,548
Aggregate gross unrealized depreciation	(95,662)

Net unrealized appreciation/depreciation	$(23,114)

Federal income tax cost of investments	$654,110

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$630,996	$—	$—	$630,996

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.7%
	Consumer Discretionary — 12.5%
	Auto Components — 0.4%
119	Superior Industries International, Inc.	1,834

	Distributors — 0.1%
73	Audiovox Corp., Class A (a)	402

	Diversified Consumer Services — 0.6%
17	Cambium Learning Group, Inc. (a)	52
126	Lincoln Educational Services Corp.	1,019
22	Regis Corp.	310
256	Stewart Enterprises, Inc., Class A	1,523

		2,904

	Hotels, Restaurants & Leisure — 2.0%
12	Biglari Holdings, Inc. (a)	3,408
410	Boyd Gaming Corp. (a) (c)	2,010
13	Dunkin’ Brands Group, Inc. (a)	368
185	Isle of Capri Casinos, Inc. (a)	894
209	O’Charley’s, Inc. (a)	1,239
141	Ruth’s Hospitality Group, Inc. (a)	605
18	Scientific Games Corp., Class A (a)	125
12	Town Sports International Holdings, Inc. (a)	90
25	Wyndham Worldwide Corp.	707

		9,446

	Household Durables — 2.2%
93	American Greetings Corp., Class A	1,722
65	Blyth, Inc.	3,582
11	CSS Industries, Inc.	185
114	La-Z-Boy, Inc. (a)	844
145	Leggett & Platt, Inc.	2,872
13	Lifetime Brands, Inc.	121
44	Skullcandy, Inc. (a)	617

		9,943

	Internet & Catalog Retail — 0.2%
320	Orbitz Worldwide, Inc. (a)	694

	Leisure Equipment & Products — 0.8%
56	Arctic Cat, Inc. (a)	811
27	Brunswick Corp.	378
130	JAKKS Pacific, Inc.	2,456

		3,645

	Media — 1.8%
102	Belo Corp., Class A	498
50	Crown Media Holdings, Inc., Class A (a) (c)	72
156	Entercom Communications Corp., Class A (a)	819
5	Fisher Communications, Inc. (a)	106
93	Journal Communications, Inc., Class A (a)	275
144	LIN TV Corp., Class A (a)	313
474	McClatchy Co. (The), Class A (a) (c)	635
24	Nexstar Broadcasting Group, Inc., Class A (a)	157
54	Outdoor Channel Holdings, Inc. (a)	309
24	Pandora Media, Inc. (a)	356
63	Scholastic Corp.	1,777
407	Sinclair Broadcast Group, Inc., Class A	2,918
4	Value Line, Inc.	44

		8,279

	Multiline Retail — 1.0%
103	Bon-Ton Stores, Inc. (The) (c)	514
95	Dillard’s, Inc., Class A	4,135

		4,649

	Specialty Retail — 2.7%
520	Conn’s, Inc. (a)	3,730
113	Finish Line, Inc. (The), Class A	2,263
377	OfficeMax, Inc. (a)	1,830
89	Rent-A-Center, Inc.	2,443
14	Signet Jewelers Ltd., (Bermuda) (a)	476
654	Talbots, Inc. (a)	1,767
9	Teavana Holdings, Inc. (a)	181

		12,690

	Textiles, Apparel & Luxury Goods — 0.7%
28	Cherokee, Inc.	365
187	Liz Claiborne, Inc. (a)	935
57	Oxford Industries, Inc.	1,941

		3,241

	Total Consumer Discretionary	57,727

	Consumer Staples — 3.4%
	Beverages — 0.0% (g)
30	MGP Ingredients, Inc.	151

	Food & Staples Retailing — 1.7%
121	Chefs’ Warehouse Holdings LLC (a)	1,424
47	Fresh Market, Inc. (The) (a)	1,805
7	Nash Finch Co.	198
5	Pantry, Inc. (The) (a)	56
3,364	Rite Aid Corp. (a)	3,296
83	Spartan Stores, Inc.	1,283

		8,062

	Food Products — 0.3%
75	B&G Foods, Inc.	1,251
12	Farmer Bros Co.	67

		1,318

	Household Products — 0.8%
504	Central Garden & Pet Co., Class A (a)	3,569

	Personal Products — 0.6%
27	Nu Skin Enterprises, Inc., Class A	1,102
177	Prestige Brands Holdings, Inc. (a)	1,605

		2,707

	Total Consumer Staples	15,807

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Energy — 3.6%
	Energy Equipment & Services — 1.3%
19	C&J Energy Services, Inc. (a)	316
449	Cal Dive International, Inc. (a)	857
19	Geokinetics, Inc. (a)	47
22	Gulf Island Fabrication, Inc.	461
24	Helix Energy Solutions Group, Inc. (a)	309
680	Hercules Offshore, Inc. (a)	1,984
160	Parker Drilling Co. (a)	702
82	Pioneer Drilling Co. (a)	590
46	Tesco Corp. (a)	537
4	Tetra Technologies, Inc. (a)	32

		5,835

	Oil, Gas & Consumable Fuels — 2.3%
25	Alon USA Energy, Inc.	152
49	Cloud Peak Energy, Inc. (a)	829
171	Energy Partners Ltd. (a)	1,894
13	Frontline Ltd., (Bermuda) (c)	61
80	KiOR, Inc., Class A (a)	1,661
8	Panhandle Oil and Gas, Inc., Class A	233
377	Petroquest Energy, Inc. (a) (c)	2,072
14	Solazyme, Inc. (a)	130
86	Stone Energy Corp. (a)	1,389
143	W&T Offshore, Inc.	1,966
23	Western Refining, Inc. (a)	284

		10,671

	Total Energy	16,506

	Financials — 32.9%
	Capital Markets — 1.4%
20	Affiliated Managers Group, Inc. (a)	1,577
18	GAMCO Investors, Inc., Class A	709
46	Gladstone Capital Corp.	316
41	Gladstone Investment Corp.	281
164	Investment Technology Group, Inc. (a)	1,606
35	Janus Capital Group, Inc.	207
185	MCG Capital Corp.	732
29	Oppenheimer Holdings, Inc., Class A	460
25	Piper Jaffray Cos. (a)	446

		6,334

	Commercial Banks — 10.8%
49	1st Source Corp.	1,025
53	1st United Bancorp, Inc. (a)	260
40	BancFirst Corp.	1,340
169	BancorpSouth, Inc.	1,480
82	Bank of Hawaii Corp.	2,985
31	Banner Corp.	394
104	Cathay General Bancorp	1,179
24	Centerstate Banks, Inc.	127
33	Central Pacific Financial Corp. (a)	340
4	Century Bancorp, Inc., Class A	86
36	Chemical Financial Corp.	556
10	Citizens & Northern Corp.	141
15	Citizens Republic Bancorp, Inc. (a)	107
88	City Holding Co. (c)	2,380
49	CoBiz Financial, Inc.	220
68	Community Bank System, Inc.	1,550
56	Community Trust Bancorp, Inc.	1,300
23	Cullen/Frost Bankers, Inc.	1,046
71	Financial Institutions, Inc.	1,005
98	First Busey Corp.	427
4	First Citizens BancShares, Inc., Class A	545
666	First Commonwealth Financial Corp.	2,464
22	First Community Bancshares, Inc.	223
123	First Financial Bancorp	1,693
19	First Financial Bankshares, Inc. (c)	494
58	First Interstate Bancsystem, Inc.	624
23	First Merchants Corp.	160
201	FirstMerit Corp.	2,278
234	FNB Corp.	2,005
1	Fulton Financial Corp.	9
42	Hancock Holding Co.	1,133
28	Heartland Financial USA, Inc.	390
28	Lakeland Bancorp, Inc.	219
14	Lakeland Financial Corp.	289
149	MainSource Financial Group, Inc.	1,296
60	MB Financial, Inc.	888
30	Metro Bancorp, Inc. (a)	256
67	Nara Bancorp, Inc. (a)	409
151	Oriental Financial Group, Inc.	1,460
56	PacWest Bancorp	776
11	S&T Bancorp, Inc.	176
9	Sierra Bancorp	79
37	Simmons First National Corp., Class A	805
101	Southwest Bancorp, Inc. (a)	428
29	State Bancorp, Inc.	310
18	StellarOne Corp.	176
44	Sterling Financial Corp. (a) (c)	545
9	Suffolk Bancorp	72
196	Susquehanna Bancshares, Inc.	1,073
28	SVB Financial Group (a)	1,043
221	TCF Financial Corp.	2,028
20	Tompkins Financial Corp.	712
72	Trustmark Corp.	1,314
94	UMB Financial Corp.	3,012
45	Umpqua Holdings Corp.	396
19	Washington Trust Bancorp, Inc.	376
9	West Bancorp, Inc.	79
25	West Coast Bancorp (a)	354
28	Westamerica Bancorp	1,065
207	Wilshire Bancorp, Inc. (a)	567

		50,169

	Consumer Finance — 2.0%
113	Advance America Cash Advance Centers, Inc.	832
11	Credit Acceptance Corp. (a)	731

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Consumer Finance — Continued
160	DFC Global Corp. (a)	3,498
74	World Acceptance Corp. (a) (c)	4,129

		9,190

	Diversified Financial Services — 0.4%
113	PHH Corp. (a)	1,822

	Insurance — 5.3%
345	American Equity Investment Life Holding Co.	3,015
23	American Safety Insurance Holdings Ltd. (a)	429
53	Arch Capital Group Ltd., (Bermuda) (a)	1,729
33	Axis Capital Holdings Ltd., (Bermuda)	866
213	CNO Financial Group, Inc. (a)	1,150
98	Delphi Financial Group, Inc., Class A	2,114
12	FBL Financial Group, Inc., Class A	309
38	Hallmark Financial Services (a)	278
68	Harleysville Group, Inc.	4,026
171	Horace Mann Educators Corp.	1,950
52	Meadowbrook Insurance Group, Inc.	466
107	Platinum Underwriters Holdings Ltd., (Bermuda)	3,290
30	ProAssurance Corp.	2,161
49	Selective Insurance Group, Inc.	645
33	StanCorp Financial Group, Inc.	918
164	Symetra Financial Corp.	1,333

		24,679

	Real Estate Investment Trusts (REITs) — 12.2%
836	Anworth Mortgage Asset Corp.	5,686
102	Apartment Investment & Management Co., Class A	2,245
339	Ashford Hospitality Trust, Inc.	2,380
19	Brandywine Realty Trust	152
442	Capstead Mortgage Corp.	5,102
322	CBL & Associates Properties, Inc.	3,661
21	Colonial Properties Trust	376
385	CubeSmart	3,281
988	DCT Industrial Trust, Inc.	4,335
165	DiamondRock Hospitality Co.	1,150
13	EastGroup Properties, Inc.	492
306	Education Realty Trust, Inc.	2,624
181	FelCor Lodging Trust, Inc. (a)	421
65	First Industrial Realty Trust, Inc. (a)	521
43	Getty Realty Corp.	616
34	Home Properties, Inc.	1,941
100	Hospitality Properties Trust	2,112
41	LaSalle Hotel Properties	791
368	Lexington Realty Trust	2,405
51	LTC Properties, Inc.	1,294
150	MFA Financial, Inc.	1,056
186	Mission West Properties, Inc.	1,412
154	MPG Office Trust, Inc. (a) (c)	326
78	Parkway Properties, Inc.	859
98	Pennsylvania Real Estate Investment Trust	760
111	Potlatch Corp.	3,508
69	PS Business Parks, Inc.	3,394
59	Redwood Trust, Inc.	661
224	Sunstone Hotel Investors, Inc. (a)	1,273
33	Taubman Centers, Inc.	1,650

		56,484

	Thrifts & Mortgage Finance — 0.8%
126	Astoria Financial Corp.	970
12	BankFinancial Corp.	79
11	Capitol Federal Financial, Inc.	113
85	Doral Financial Corp. (a)	93
12	ESB Financial Corp.	135
233	MGIC Investment Corp. (a)	435
28	OceanFirst Financial Corp.	323
78	Ocwen Financial Corp. (a)	1,028
13	WSFS Financial Corp.	401

		3,577

	Total Financials	152,255

	Health Care — 5.4%
	Biotechnology — 1.2%
56	Achillion Pharmaceuticals, Inc. (a)	266
124	Alkermes plc (a)	1,887
256	Exelixis, Inc. (a)	1,398
45	InterMune, Inc. (a)	913
865	Lexicon Pharmaceuticals, Inc. (a)	796

		5,260

	Health Care Equipment & Supplies — 0.8%
192	Greatbatch, Inc. (a)	3,846

	Health Care Providers & Services — 2.6%
222	Cross Country Healthcare, Inc. (a)	928
82	LCA-Vision, Inc. (a)	176
133	Magellan Health Services, Inc. (a)	6,405
442	Skilled Healthcare Group, Inc., Class A (a)	1,594
30	Universal American Corp.	302
26	US Physical Therapy, Inc.	476
134	Vanguard Health Systems, Inc. (a)	1,359
13	WellCare Health Plans, Inc. (a)	482

		11,722

	Health Care Technology — 0.0% (g)
9	ePocrates, Inc. (a)	83

	Life Sciences Tools & Services — 0.2%
200	Affymetrix, Inc. (a)	980
28	Pacific Biosciences of California, Inc. (a)	90

		1,070

	Pharmaceuticals — 0.6%
164	Medicines Co. (The) (a)	2,439

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Pharmaceuticals — Continued
21	Sagent Pharmaceuticals, Inc. (a)	423

		2,862

	Total Health Care	24,843

	Industrials — 12.8%
	Aerospace & Defense — 1.4%
49	Ceradyne, Inc. (a)	1,304
98	Cubic Corp.	3,841
350	GenCorp, Inc. (a)	1,571

		6,716

	Air Freight & Logistics — 0.3%
16	Atlas Air Worldwide Holdings, Inc. (a)	516
186	Pacer International, Inc. (a)	696

		1,212

	Airlines — 0.9%
23	Alaska Air Group, Inc. (a)	1,266
125	Hawaiian Holdings, Inc. (a)	527
218	Republic Airways Holdings, Inc. (a)	618
167	SkyWest, Inc.	1,921

		4,332

	Building Products — 0.7%
203	Gibraltar Industries, Inc. (a)	1,651
15	Insteel Industries, Inc.	152
5	NCI Building Systems, Inc. (a)	37
100	Quanex Building Products Corp.	1,090
19	Trex Co., Inc. (a)	297

		3,227

	Commercial Services & Supplies — 1.6%
100	ACCO Brands Corp. (a)	476
61	American Reprographics Co. (a)	206
348	EnergySolutions, Inc. (a)	1,228
57	G&K Services, Inc., Class A	1,446
61	HNI Corp.	1,165
28	Knoll, Inc.	385
11	M&F Worldwide Corp. (a)	281
130	Steelcase, Inc., Class A	822
56	United Stationers, Inc.	1,512

		7,521

	Construction & Engineering — 0.9%
29	Argan, Inc. (a)	299
158	EMCOR Group, Inc. (a)	3,218
13	Michael Baker Corp. (a)	247
32	Pike Electric Corp. (a)	214

		3,978

	Electrical Equipment — 0.3%
61	LSI Industries, Inc.	380
28	Powell Industries, Inc. (a)	858

		1,238

	Industrial Conglomerates — 0.7%
47	Standex International Corp.	1,447
121	Tredegar Corp.	1,799

		3,246

	Machinery — 2.9%
49	AGCO Corp. (a)	1,690
61	American Railcar Industries, Inc. (a)	934
1	Ampco-Pittsburgh Corp.	12
147	Briggs & Stratton Corp.	1,986
10	Cascade Corp.	331
157	Douglas Dynamics, Inc.	2,012
103	Federal Signal Corp.	456
50	Hurco Cos., Inc. (a)	1,013
32	Kadant, Inc. (a)	572
147	Meritor, Inc. (a)	1,034
36	Mueller Industries, Inc.	1,378
152	Mueller Water Products, Inc., Class A	377
18	NACCO Industries, Inc., Class A	1,128
11	Watts Water Technologies, Inc., Class A	285

		13,208

	Marine — 0.2%
109	Excel Maritime Carriers Ltd., (Greece) (a) (c)	226
30	International Shipholding Corp.	559

		785

	Professional Services — 0.5%
11	Barrett Business Services, Inc.	159
4	FTI Consulting, Inc. (a)	162
46	ICF International, Inc. (a)	862
164	School Specialty, Inc. (a)	1,167

		2,350

	Road & Rail — 1.1%
2	Amerco, Inc. (a)	131
30	Arkansas Best Corp.	478
26	Celadon Group, Inc.	228
20	Heartland Express, Inc.	275
59	RailAmerica, Inc. (a)	771
149	Saia, Inc. (a)	1,569
75	Werner Enterprises, Inc.	1,552

		5,004

	Trading Companies & Distributors — 1.1%
83	Aircastle Ltd.	790
128	Applied Industrial Technologies, Inc.	3,481
14	Interline Brands, Inc. (a)	180
32	TAL International Group, Inc.	791

		5,242

	Transportation Infrastructure — 0.2%
103	Wesco Aircraft Holdings, Inc. (a)	1,120

	Total Industrials	59,179

	Information Technology — 11.1%
	Communications Equipment — 2.0%
101	Arris Group, Inc. (a)	1,035

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Communications Equipment — Continued
24	Bel Fuse, Inc., Class B	381
56	Black Box Corp.	1,189
193	Comtech Telecommunications Corp.	5,424
8	InterDigital, Inc.	391
54	Oplink Communications, Inc. (a)	813
20	Tekelec (a)	123

		9,356

	Computers & Peripherals — 0.8%
27	Dot Hill Systems Corp. (a)	41
196	Electronics for Imaging, Inc. (a)	2,635
34	Fusion-io, Inc. (a) (c)	644
54	Imation Corp. (a)	392

		3,712

	Electronic Equipment, Instruments & Components — 2.5%
49	Agilysys, Inc. (a)	349
9	Anixter International, Inc.	427
80	Cognex Corp.	2,169
81	Coherent, Inc. (a)	3,467
45	CTS Corp.	363
86	Methode Electronics, Inc.	638
42	Newport Corp. (a)	458
54	Park Electrochemical Corp.	1,156
17	Richardson Electronics Ltd.	225
41	Tech Data Corp. (a)	1,777
73	Vishay Intertechnology, Inc. (a)	611

		11,640

	Internet Software & Services — 0.4%
14	Demand Media, Inc. (a)	114
11	Responsys, Inc. (a)	120
222	United Online, Inc.	1,161
14	Zillow, Inc. (a)	369

		1,764

	IT Services — 1.4%
29	CACI International, Inc., Class A (a)	1,458
92	CIBER, Inc. (a)	280
92	Convergys Corp. (a)	858
153	CSG Systems International, Inc. (a)	1,934
61	Euronet Worldwide, Inc. (a)	960
158	Global Cash Access Holdings, Inc. (a)	404
32	Stream Global Services, Inc. (a)	67
31	Unisys Corp. (a)	492

		6,453

	Semiconductors & Semiconductor Equipment — 2.1%
71	Brooks Automation, Inc.	581
57	DSP Group, Inc. (a)	336
65	Exar Corp. (a)	372
75	Integrated Device Technology, Inc. (a)	386
34	IXYS Corp. (a)	373
160	Lattice Semiconductor Corp. (a)	837
329	LTX-Credence Corp. (a)	1,738
35	Microsemi Corp. (a)	561
52	MIPS Technologies, Inc. (a)	252
61	Novellus Systems, Inc. (a)	1,649
30	Photronics, Inc. (a)	152
56	RF Micro Devices, Inc. (a)	356
52	Rudolph Technologies, Inc. (a)	348
64	Sigma Designs, Inc. (a)	499
23	Supertex, Inc. (a)	405
94	Tessera Technologies, Inc. (a)	1,119

		9,964

	Software — 1.9%
185	Aspen Technology, Inc. (a)	2,823
54	EPIQ Systems, Inc.	677
54	Fair Isaac Corp.	1,179
6	MicroStrategy, Inc., Class A (a)	661
30	Renaissance Learning, Inc.	507
27	S1 Corp. (a)	245
8	Tangoe, Inc. (a)	85
37	THQ, Inc. (a)	63
105	TIBCO Software, Inc. (a)	2,346

		8,586

	Total Information Technology	51,475

	Materials — 5.0%
	Chemicals — 1.9%
103	Georgia Gulf Corp. (a)	1,420
81	Innophos Holdings, Inc.	3,217
64	Minerals Technologies, Inc.	3,129
37	PolyOne Corp.	393
217	Spartech Corp. (a)	696

		8,855

	Construction Materials — 0.0% (g)
28	Headwaters, Inc. (a)	41

	Containers & Packaging — 0.6%
205	Graphic Packaging Holding Co. (a)	708
180	Myers Industries, Inc.	1,827

		2,535

	Metals & Mining — 1.6%
97	AM Castle & Co. (a)	1,056
73	Coeur d’Alene Mines Corp. (a)	1,563
240	Hecla Mining Co. (a)	1,288
28	Noranda Aluminum Holding Corp. (a)	237
241	Worthington Industries, Inc.	3,364

		7,508

	Paper & Forest Products — 0.9%
35	Buckeye Technologies, Inc.	844
18	Domtar Corp., (Canada)	1,247
81	Neenah Paper, Inc.	1,150
79	PH Glatfelter Co.	1,044

		4,285

	Total Materials	23,224

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.6%
111	Alaska Communications Systems Group, Inc.	726
30	Boingo Wireless, Inc. (a)	213
41	Consolidated Communications Holdings, Inc.	741
381	Vonage Holdings Corp. (a)	991

		2,671

	Wireless Telecommunication Services — 0.4%
148	USA Mobility, Inc.	1,952

	Total Telecommunication Services	4,623

	Utilities — 8.0%
	Electric Utilities — 2.4%
154	El Paso Electric Co.	4,935
183	Portland General Electric Co.	4,328
53	UniSource Energy Corp.	1,895

		11,158

	Gas Utilities — 3.2%
133	Laclede Group, Inc. (The)	5,169
12	New Jersey Resources Corp.	502
106	Nicor, Inc.	5,825
24	Piedmont Natural Gas Co., Inc.	682
78	Southwest Gas Corp.	2,818

		14,996

	Multi-Utilities — 2.2%
179	Avista Corp.	4,260
34	Black Hills Corp.	1,051
147	NorthWestern Corp.	4,679

		9,990

	Water Utilities — 0.2%
33	California Water Service Group	592
33	Consolidated Water Co., Ltd., (Cayman Islands)	259

		851

	Total Utilities	36,995

	Total Common Stocks (Cost $477,195)	442,634

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.6%
2,520	U.S. Treasury Note, 0.750%, 11/30/11 (k) (Cost $2,523)	2,523

SHARES
Short-Term Investment — 3.7%
	Investment Company — 3.7%
17,237	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $17,237)	17,237

Investment of Cash Collateral for Securities on Loan — 1.1%
	Investment Company — 1.1%
5,043	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $5,043)	5,043

	Total Investments — 101.1% (Cost $501,998)	467,437
	Liabilities in Excess of Other Assets — (1.1)%	(4,895)

	NET ASSETS — 100.0%	$462,542

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
266	E-mini Russell 2000	12/16/11	$17,064	$(233)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,840
Aggregate gross unrealized depreciation	(91,401)

Net unrealized appreciation/depreciation	$(34,561)

Federal income tax cost of investments	$501,998

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$464,914	$2,523	$—	$467,437
Depreciation in Other Financial Instruments
Futures Contracts	$(233)	$—	$—	$(233)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 28, 2011